                                                                  Rule 497(e) -
                                                             File Nos. 33-58004
                                                                   and 811-7474

                                     INDEX
                                      OF
                                  ENCLOSURES

                       [LOGO OF 1784 FUNDS APPEARS HERE]

                 I. MONEY MARKET FUNDS PROSPECTUS

                     . 1784 Tax-Free Money Market Fund
                     . 1784 U.S. Treasury Money Market Fund


                 II. BOND FUNDS PROSPECTUS

                     . 1784 U.S. Government Medium-Term Income Fund . 1784 Income Fund
                     . 1784 Short-Term Income Fund

                 III. TAX-EXEMPT INCOME FUNDS PROSPECTUS

                     . 1784 Tax-Exempt Medium-Term Income Fund
                     . 1784 Massachusetts Tax-Exempt Income Fund
                     . 1784 Rhode Island Tax-Exempt Income Fund
                     . 1784 Connecticut Tax-Exempt Income Fund

                 IV. STOCK FUNDS PROSPECTUSES

                     . 1784 Growth and Income Fund
                     . 1784 Asset Allocation Fund
                     . 1784 International Equity Fund
                     . 1784 Growth Fund

                 V. INSTITUTIONAL FUND PROSPECTUS

                     . 1784 Institutional U.S. Treasury Money Market Fund

                  --Not part of the prospectus--

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--------------------------------------------------------------------------------
PROSPECTUS


                       [LOGO OF 1784 FUNDS APPEARS HERE]

                              Investment Adviser:
                       THE FIRST NATIONAL BANK OF BOSTON

1784 FUNDS (the "Trust") is a mutual fund consisting of several professionally managed portfolios, or funds, of securities. The Trust provides a convenient way to invest in one or more of these funds. This Prospectus relates to shares of the 1784 TAX-FREE MONEY MARKET FUND and Class A shares of the 1784 U.S. TREASURY MONEY MARKET FUND. The 1784 Tax-Free Money Market Fund and the 1784 U.S. Treasury Money Market Fund are referred to herein as the "Funds" or the "Money Market Funds."

The Fund shares described in this Prospectus ("Shares") are offered primarily to individuals and institutional investors, including accounts for which The First National Bank of Boston ("Bank of Boston"), its affiliates and correspondents, and other financial institutions act in a fiduciary, agency or custodial capacity. Investors in Shares are referred to hereinafter as "Shareholders." Shares are currently offered without any sales charges or distribution fees.

AN INVESTMENT IN THE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANK OF BOSTON OR ANY OF ITS AFFILIATES. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISKS, INCLUDING RISK TO PRINCIPAL.

This Prospectus sets forth concisely the information about the Trust and the Funds that a prospective investor should know before investing in the Funds. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information, dated October 2, 1995, has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087 or by calling 1-800-252-1784. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

OCTOBER 2, 1995
AS SUPPLEMENTED DECEMBER 4, 1995

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                                   1784 FUNDS

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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                    Page
--------------------------------------------------------
Expense Summary                                        2
Summary                                                3
Condensed Financial Information                        5
The Trust                                              6
Investment Objective                                   6
Investment Policies                                    6
Certain Investment Policies and Guidelines             7
Investment Limitations                                 8
The Adviser                                            9
The Administrator                                     10
The Shareholder Servicing Agent and Transfer Agent    10
The Distributor                                       10

                                                     Page
---------------------------------------------------------
Purchase of Shares                                     11
Redemption of Shares                                   13
Systematic Withdrawal Plan                             14
Exchanges                                              14
Checkwriting                                           15
Performance                                            15
Taxes                                                  16
General Information                                    17
Description of Permitted Investments and Techniques    19
Appendix A/Description of Ratings                     A-1
Appendix B/Taxable Equivalent Yield Table             B-1

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                                   I784 FUNDS

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                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

Following are (i) a tabular summary of expenses relating to purchases and sales of shares of the 1784 Tax-Free Money Market Fund and Class A shares of the 1784 U.S. Treasury Money Market Fund and annual operating expenses of the Funds, and
(ii) an example illustrating the dollar cost of such expenses on a hypothetical $1,000 investment in shares of each of the Funds.

Shareholder Transaction Expenses
--------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases
 (as a percentage of the offering price)                                  None
Sales Charge Imposed on Reinvested Dividends
 (as a percentage of the offering price)                                  None
Deferred Sales Charge Imposed on Redemptions (as a percentage of the of-
 fering price)                                                            None
Redemption Fees (1)                                                       None
Exchange Fee                                                              None

Annual Operating Expenses
--------------------------------------------------------------------------------
(As a percentage of average net assets)

                                                      1784 U.S.
                                                       Treasury
                                         1784 Tax- Money Market
                                              Free         Fund
                                      Money Market      Class A
                                              Fund       Shares
---------------------------------------------------------------
Advisory Fees (after fee waiver) (2)         0.33%        0.40%
Other Expenses (2)                           0.20%        0.25%
---------------------------------------------------------------
Total Operating Expenses (2)                 0.53%        0.65%

--------------------------------------------------------------------------------
(1) If proceeds of a redemption of Fund shares are paid by wire transfer, a wire transfer charge (presently $12.00) will be imposed.
(2) Bank of Boston, which serves as the Adviser for the Trust, has agreed to waive its fee in an amount that operates to limit total operating expenses of each of the Money Market Funds to not more than 0.65% of that Fund's average daily net assets on an annualized basis; this limitation would not apply to any brokerage commissions, interest expense or taxes or to extraordinary expense items, including but not limited to litigation expenses. SEI Financial Management Corporation, which acts as the Trust's Administrator, has agreed to waive its fee from certain funds of the Trust to assist these funds in maintaining a competitive expense ratio. Bank of Boston contributes to the Funds in order to limit other operating expenses and to assist the Funds in maintaining a competitive expense ratio. Fee waivers by the Adviser and the Administrator, and contributions by the Bank of Boston, are voluntary and may be terminated at any time. From time to time the Adviser may also waive additional portions of its fees to reduce net operating expense to less than that shown in the table above. Certain other parties may also agree to waive portions of their fees from time to time on a month to month basis. Additional information may be found under "The Adviser" and "The Administrator." Absent waivers, the Adviser's investment advisory fee is calculated at an annual rate of 0.40% of the average daily net assets of each Fund. Absent the waiver of fees by the Adviser and Administrator, and voluntary contributions by the Bank of Boston, other expenses and estimated total operating expenses would be as follows: 0.24% and 0.64% of average daily net assets of the 1784 Tax-Free Money Market Fund and 0.67% and 0.97% of average daily net assets represented by Class A shares of the 1784 U.S. Treasury Money Market Fund. Other expenses are based on actual expenses for each Fund's fiscal year ended May 31, 1995, and include expense items described under "General Information -- The Trust." A person who purchases shares through a financial institution may be charged separate fees by the financial institution.

Example
--------------------------------------------------------------------------------

An investor would pay the following expenses on a hypothetical $1,000 investment assuming a 5% annual

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                                   I784 FUNDS

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total return and redemption at the end of each time period:

                                              1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------------------------
1784 Tax-Free Money Market Fund                   $5     $17     $30      $66
1784 U.S. Treasury Money Market Fund Class A
 Shares                                          $ 7     $21     $36      $81

Absent voluntary waivers by the Adviser and Administrator and contributions made by the Bank of Boston, the amounts for this example for one year, three years, five years and ten years would be $7, $20, $36 and $80 for shares of the 1784 Tax-Free Money Market Fund and $10, $31, $54 and $119 for Class A shares of the 1784 U.S. Treasury Money Market Fund. The example is based on actual expenses for each Fund's fiscal year ended May 31, 1995. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN AND ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Funds. Additional information may be found under "General Information -- The Trust," "The Adviser," and "The Administrator."

                                    SUMMARY
--------------------------------------------------------------------------------

The following information is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus and in the Statement of Additional Information.

1784 Funds (the "Trust") is an open-end management investment company which provides a convenient way to invest in one or more professionally managed funds of securities. The following provides basic information about the 1784 Tax-Free Money Market Fund and 1784 U.S. Treasury Money Market Fund (each, a "Fund" or a "Money Market Fund," and collectively, the "Funds" or the "Money Market Funds"). Each of the Money Market Funds is a diversified fund.

What Is the Investment Objective? The investment objective of the 1784 Tax-Free Money Market Fund is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. The investment objective of the 1784 U.S. Treasury Money Market Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. Each Fund's investment objective may be changed only with the consent of holders of a majority of that Fund's outstanding shares. There can be no assurance that any Money Market Fund will achieve its investment objective. See "Investment Objective" and "Investment Limitations."

What Are the Permitted Investments? Each of the Funds will limit its investments to "eligible securities" under applicable SEC rules which are deemed to present minimal credit risks. The securities in each Fund's portfolio mature or are deemed to mature within 397 days, and the average maturity of the investments in each Fund's portfolio (on a dollar-weighted basis) is 90 days or less. The 1784 Tax-Free Money Market Fund under normal circumstances invests at least 80% of its net assets in securities issued by or on behalf of the states, territories and possessions of the United States, the District of Columbia and their respective political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of counsel for the issuer, is exempt from federal income tax and not included as a preference item under the alternative minimum tax. The 1784 U.S. Treasury Money Market Fund under normal circumstances invests at least 65% of its total assets in U.S. Treasury Obligations and repurchase agreements involving such obligations. Under normal circumstances the Fund intends to invest the balance of its investable assets in other securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities (collectively, "U.S. Government Obligations") and repurchase agreements involving such obligations. Distributions of the 1784 U.S. Treasury Money Market Fund derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local

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                                   I784 FUNDS

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taxes in certain states. See "Taxes," "Investment Policies," "Description of
Permitted Investments and Techniques" and "Certain Investment Policies and Guidelines."

Who Is the Adviser? The First National Bank of Boston ("Bank of Boston" or the "Adviser") serves as the Adviser for the Trust and is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.40% of the average daily net assets of each of the Funds. The Adviser has agreed for an indefinite period of time to waive all or a portion of its fee in order to limit the total operating expenses of the Money Market Funds on an annualized basis to not more than 0.65% of the average daily net assets of each of the Funds. Bank of Boston contributes to the Funds in order to limit operating expenses and to assist the Funds in maintaining a competitive expense ratio. Fee waivers and contributions may be terminated at any time. See "The Adviser."

Who Is the Administrator? SEI Financial Management Corporation serves as the Administrator for the Trust under an Administration Agreement and is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.15% of the Trust's first $300 million of average daily net assets, 0.12% of the Trust's second $300 million of average daily net assets and 0.10% of the Trust's average daily net assets over $600 million. Each Money Market Fund's portion of such fee is based on that Fund's average daily net assets. The Administrator has agreed to waive a portion of its fees on a month to month basis under certain circumstances. See "The Administrator."

Who are the Shareholder Servicing Agent and Transfer Agent? Boston Financial Data Services acts as dividend disbursing agent and shareholder servicing agent for the Funds. State Street Bank and Trust Company acts as transfer agent for the Funds. See "The Shareholder Servicing Agent and Transfer Agent."

Who Is the Distributor? SEI Financial Services Company acts as distributor of the Trust's shares. No compensation is paid to the Distributor for distribution services for shares of the 1784 Tax-Free Money Market Fund or Class A shares of the 1784 U.S. Treasury Money Market Fund. See "The Distributor."

How Do I Purchase Shares? Purchases may be made through the Distributor by the close of business Monday through Friday except on days when the New York Stock Exchange or the Federal Reserve Bank of Boston is closed ("Business Days"). Shares may also be purchased through broker-dealers which have established dealer agreements with the Distributor. Purchase orders submitted through broker-dealers normally will be received by the Distributor on the Business Day after they are received by the broker-dealer.

A purchase order will be effective as of the Business Day the order is received by the Distributor if the Distributor receives a purchase order in good form and payment of federal funds before 12:00 noon Eastern Time ("ET") on that day. The purchase price for shares of the 1784 Tax-Free Money Market Fund and Class A shares of the 1784 U.S. Treasury Money Market Fund is the net asset value per share (normally $1.00) next determined after the purchase order and federal funds are received and accepted by the Distributor. When a Shareholder purchases shares by check, the order is considered received by the Distributor when the check is converted into federal funds, normally within two Business Days. Shares purchased will begin accruing dividends on the date of purchase.

The minimum initial investment is $1,000; all subsequent purchases must be at least $250. Minimum investment requirements are lower for accounts established for automatic investment programs and under tax-deferred retirement programs (including IRAs). See "Purchase of Shares."

How Do I Redeem Shares? Redemptions may be made through the Shareholder Servicing Agent on any Business Day. Redemption orders must be placed in good form prior to 12:00 noon ET on any Business Day to be effective on that day. See "Redemption of Shares."

How Are Distributions Paid? Substantially all of the net investment income (exclusive of capital gains) of each

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                                   I784 FUNDS

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of the Funds is determined and declared on each Business Day as a dividend to shareholders of record as of the close of business on that day. On redemption, a Shareholder will receive dividends up to but not including the day a valid redemption request is received by the Shareholder Servicing Agent. Any capital gains will be distributed at least annually. Distributions are paid in additional shares of the 1784 Tax-Free Money Market Fund or Class A shares of the 1784 U.S. Treasury Money Market Fund, as applicable, unless the Shareholder elects to take the payment in cash. See "Dividends and Distributions."

How Do I Make Exchanges? Once payment for Shares has been received by the Distributor, those shares may be exchanged for shares of one or more other portfolios of the Trust at net asset value, provided the amount of the exchange meets the minimum investment requirements for the other portfolio of the Trust. There are no charges for an exchange. If an exchange request in good order is received by the Distributor by 12:00 noon ET on any Business Day, the exchange usually will occur on that day. A Shareholder must obtain and should read the prospectus of the other portfolio and consider the differences in investment objectives and policies before making any exchange. See "Exchanges."

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following table provides condensed financial information about the Money Market Funds for the period from the commencement of operations (June 7, 1993 for the 1784 U.S. Treasury Money Market Fund and June 14, 1993 for the 1784 Tax-Free Money Market Fund) through May 31, 1995. The information should be read in conjunction with the financial statements appearing in the Funds' Annual Report to Shareholders, which are incorporated by reference in the Statement of Additional Information. The financial statements and notes, as well as the table below, covering the period through May 31, 1995 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report is included in the Funds' Annual Report. Copies of the Annual Report may be obtained without charge from the Distributor. Only Class A shares of the 1784 U.S. Treasury Money Market Fund were outstanding during the period covered by the table.
                              FINANCIAL HIGHLIGHTS

  Shares of the 1784 Tax-Free Money Market Fund and Class A Shares of the 1784
                        U.S. Treasury Money Market Fund
                       For the Period Ended May 31, 1995
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period

                                                                                                        Ratio     Ratio of
                    Net                                                Net                  Ratio    of Expenses Net Income
                   Asset              Dividends      Net             Assets      Ratio      of Net   to Average  to Average
                   Value      Net      from Net  Asset Value           End    of Expenses   Income   Net Assets  Net Assets
                 Beginning Investment Investment     End     Total  of Period to Average  to Average (Excluding  (Excluding
                 of Period   Income     Income    of Period  Return   (000)   Net Assets  Net Assets  Waivers)    Waivers)
                 --------- ---------- ---------- ----------- ------ --------- ----------- ---------- ----------- ----------
TAX-FREE
MONEY MARKET(1)
--------------------
--------------------
 6/14/93-5/31/94   $1.00      0.02      (0.02)      $1.00    2.31%* $407,448    0.27%**    2.39%**     0.71%**    1.95 %**
 6/1/94-5/31/95    $1.00      0.03      (0.03)      $1.00    3.29%  $539,412    0.50%      3.28%       0.61%      3.17 %
U.S. TREASURY
MONEY MARKET(2)
--------------------
--------------------
 6/7/93-5/31/94    $1.00      0.03      (0.03)      $1.00    2.64%*  $ 5,593    0.65%**    2.91%**     6.42%**   (2.86)%**
 6/1/94-5/31/95    $1.00      0.05      (0.05)      $1.00    4.81%   $55,068    0.60%      5.13%       0.92%      4.81 %

 * Returns are for the period indicated and have not been annualized.
** Ratios for this period have been annualized.
(1) The Tax-Free Money Market Fund commenced operations on June 14, 1993.
(2) The U.S. Treasury Money Market Fund commenced operations on June 7, 1993.
                                 -------------

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                                   I784 FUNDS

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                                   THE TRUST
--------------------------------------------------------------------------------

1784 Funds (the "Trust") is an open-end management investment company that offers units of beneficial interest, or shares, in several separate professionally managed investment portfolios, or funds. Shares of the funds may be offered in one or more classes. Each share of each fund or class represents an undivided, proportionate interest in that fund or the assets of that fund allocated to that class. Shares of the 1784 U.S. Treasury Money Market Fund are offered through three separate classes, Class A, Class C and Class D, which differ by the amount of distribution costs associated with each class. This Prospectus relates to Class A shares of the Trust's 1784 U.S. Treasury Money Market Fund and shares of the Trust's 1784 Tax-Free Money Market Fund, each of which is a diversified fund. Information regarding Class C and Class D shares of the 1784 U.S. Treasury Money Market Fund and shares of the Trust's other funds is contained in separate prospectuses that may be obtained from the Trust's distributor, SEI Financial Services Company (the "Distributor"), 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-252-1784.

                              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The investment objective of the 1784 Tax-Free Money Market Fund is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

The investment objective of the 1784 U.S. Treasury Money Market Fund is to preserve principal value and maintain a high degree of liquidity while providing current income.

There can be no assurance that the investment objective of any Money Market Fund will be met. The investment objective of each Fund is a fundamental policy of that Fund, and therefore cannot be changed without the consent of holders of a majority of that Fund's outstanding shares. See "Investment Limitations."

                              INVESTMENT POLICIES
--------------------------------------------------------------------------------

Each of the Money Market Funds is required to comply with regulations of the SEC applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on investments by each of the Funds. Under these regulations, a Fund will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" (as defined under applicable SEC rules) that have a maturity of 397 days or less and that present minimal credit risks as determined by or on behalf of the Board of Trustees of the Trust. In certain circumstances, the maturity of a security will be deemed to be the period remaining until the next interest rate adjustment date or until payment of the security may be demanded. For a further discussion of these rules (including the definition of "eligible securities"), see "Description of Permitted Investments and Techniques -- Restraints on Investments by Money Market Funds."

The 1784 Tax-Free Money Market Fund is a diversified fund which, as a matter of fundamental policy, will invest at least 80% of its net assets under normal market conditions in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their respective political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of counsel for the issuer, is exempt from federal income tax and not included as a preference item under the alternative minimum tax (collectively, "Municipal Securities").

The 1784 Tax-Free Money Market Fund may purchase municipal obligations with demand features, including floating or variable rate obligations. In addition, the Fund may invest in commitments to purchase securities on a "when-issued" basis, and reserves the right to purchase securities subject to a standby commitment. The Adviser has discretion to invest up to 20% of the Fund's net assets in securities subject to the alternative minimum tax and the following types of taxable money

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                                   I784 FUNDS

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market instruments: (1) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) repurchase agreements; (3) bank obligations described under "Description of Permitted Investments and Techniques;" (4) asset-backed securities; and (5) commercial paper, other short-term debt instruments and variable and floating rate instruments. All such taxable money market instruments must comply with the limitations on investments described under "Description of Permitted Investments and Techniques -- Restraints on Investments by Money Market Funds."

For more information regarding the permitted investments and investment practices of the 1784 Tax-Free Money Market Fund, the purposes of these investments and investment practices and certain risks associated with certain of these investments and investment practices, see "Certain Investment Policies and Guidelines" and "Description of Permitted Investments and Techniques."

The 1784 U.S. Treasury Money Market Fund is a diversified fund which will under normal circumstances invest at least 65% of its total assets in bills, notes, and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal Reserve book-entry system (such component parts of obligations are commonly referred to as "STRIPS" and all of the foregoing obligations are referred to collectively as "U.S. Treasury Obligations") and in repurchase agreements involving U.S. Treasury Obligations. In addition to U.S. Treasury Obligations, the Fund may invest in other securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies and instrumentalities (the foregoing obligations are referred to collectively as "U.S. Government Obligations") and repurchase agreements involving U.S. Government Obligations. Under normal circumstances the Fund intends to invest all of its investable assets in U.S. Treasury Obligations, U.S. Government Obligations and repurchase agreements involving U.S. Treasury Obligations or U.S. Government Obligations.

For more information regarding the permitted investments and investment practices of the 1784 U.S. Treasury Money Market Fund, the purposes of these investments and investment practices and certain risks associated with certain of these investments and investment practices, see "Certain Investment Policies and Guidelines" and "Description of Permitted Investments and Techniques."

                   CERTAIN INVESTMENT POLICIESAND GUIDELINES
--------------------------------------------------------------------------------

A Money Market Fund's investments in STRIPS will be limited to securities with maturities of less than 397 days. Investing in these securities entails certain risks, including that these interest components may be more volatile in market value than Treasury bills of comparable maturity, as further described in "Description of Permitted Investments and Techniques." No Money Market Fund may invest more than 20% of its total assets in STRIPS or actively trade STRIPS (i.e., combine the components of STRIPS to create derivative securities).

Each Money Market Fund may invest in when-issued securities and variable rate and floating rate obligations. When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for the purpose of actually acquiring the securities and not for the purpose of leveraging. Investing in when-issued securities may have the effect of leveraging. A Fund may invest up to 25% of its total assets in forward commitments or commitments to purchase securities on a when-issued basis. While awaiting delivery of securities purchased on such basis, a Fund will establish a segregated account consisting of cash, short-term money market instruments or high quality debt securities equal to the amount of the commitments to purchase securities on such basis.

In addition, each Money Market Fund may, from time to time, engage in securities lending; however, loans made by a Fund of the securities it holds may not exceed 33 1/3% of that Fund's total assets.

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                                   I784 FUNDS

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                             INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

The investment objective of each Fund and the following investment limitations are fundamental policies of that Fund. It is also a fundamental policy of the 1784 Tax-Exempt Money Market Fund to invest at least 80% of its net assets under normal market conditions in Municipal Securities. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

A Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund; provided, however, that the 1784 Tax-Free Money Market Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law. The U.S. Treasury Money Market Fund will be diversified with respect to 100% of its assets provided that the Fund may invest up to 25% of its total assets in a single issuer for a period of up to three business days if such securities qualify as "first tier securities" under applicable SEC rules. The 1784 Tax-Free Money Market Fund will be diversified with respect to 75% of its total assets. For purposes of these limitations, loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower, and a repurchase agreement is deemed to be an acquisition of the underlying securities, provided that the seller's obligation to repurchase the securities from the Fund is fully collateralized.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or securities the interest upon which is paid from revenue of similar type of industrial development projects, provided that this limitation does not apply to (i) investments in obligations issued or guaranteed by the U.S. Government or any of its agencies and instrumentalities and repurchase agreements involving such securities; (ii) obligations issued by domestic banks, foreign branches of domestic banks and U.S. branches of foreign banks, to the extent that the Fund may under the Investment Company Act of 1940, as amended, reserve freedom of action to concentrate its investments in such securities; and (iii) in the case of the 1784 Tax-Free Money Market Fund, tax-exempt securities issued by governments or political subdivisions of governments. Each of the Money Market Funds has reserved its freedom of action to concentrate its investments in government securities and bank instruments described in the foregoing clause
(ii). For purposes of these limitations, (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower;
(ii) utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (iii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Make loans, except that a Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

4. Borrow, except that a Fund may borrow money from banks and may enter into reverse repurchase agreements, in either case in an amount not to exceed 33 1/3% of the Fund's total assets and then only as a temporary measure for extraordinary or emergency purposes (e.g., to meet Shareholder redemption requests). A Fund will not purchase any securities for

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                                   I784 FUNDS

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its portfolio at any time at which its borrowings equal or exceed 5% of its total assets (taken at market value).

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

                                  THE ADVISER
--------------------------------------------------------------------------------

The First National Bank of Boston ("Bank of Boston" or the "Adviser") manages the assets of each Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Trust. Subject to such policies as the Board of Trustees of the Trust may determine, the Adviser makes investment decisions for each Fund. For its services under the Advisory Agreement, the Adviser receives from each Fund a fee accrued daily and paid monthly at an annual rate equal to 0.40% of the average daily net assets of that Fund. However, the Adviser has agreed for an indefinite period of time to waive all or a portion of its fees in order to limit the total operating expenses of each of the Funds on an annualized basis to not more than 0.65% of its average daily net assets; this limitation would not apply to any brokerage commissions, interest expense or taxes or to extraordinary expense items, including but not limited to litigation expenses. Fee waivers may be terminated at any time. From time to time the Adviser may also waive additional portions of its fees to reduce net operating expenses to less than the amount specified above. For the fiscal year ended May 31, 1995, the fees payable to Bank of Boston under the Advisory Agreement with respect to each of the Funds were as follows: for 1784 Tax-Free Money Market Fund, $1,876,167, of which $405,489 was voluntarily waived (after giving effect to such waiver, 0.31% of such Fund's average daily net assets for that period); and for 1784 U.S. Treasury Money Market Fund, $101,839, of which $32,878 was voluntarily waived (after giving effect to such waiver, 0.27% of such Fund's average daily net assets for that period). In addition, the Bank of Boston contributed $101,116 to the 1784 Tax-Free Money Market Fund and $14,629 to the 1784 U.S. Treasury Money Market Fund to decrease the Funds' other operating expenses and to assist the Funds in maintaining a competitive expense ratio. The Funds may execute brokerage or other agency transactions through the Adviser or an affiliate.

Bank of Boston, a national banking association, is the successor to a number of banking institutions, the first of which was chartered in 1784. All of the capital stock of Bank of Boston (except directors' qualifying shares) is owned by Bank of Boston Corporation, a registered bank holding company. Bank of Boston is engaged in providing a wide variety of financial services to individuals, corporate and institutional customers, governments, and other financial institutions throughout New England, the United States and internationally. These services include individual and community banking, consumer finance, mortgage origination and servicing, domestic corporate and investment banking, leasing, international banking services, commercial real estate lending, private banking, trust services, correspondent banking, and securities and payments processing. Bank of Boston's principal business address is 100 Federal Street, Boston, MA 02110. Prior to the organization of the Trust in 1993, the Adviser had not served as the investment adviser for management investment companies. The Adviser also manages the other funds comprising the Trust.

Bank of Boston has been providing asset management services since 1890. Its portfolio managers are responsible for investing in money market, equity, and fixed income securities and they have earned national recognition and respect. The investment management group within Bank of Boston which manages the Money Market Funds is the same group which has managed Bank of Boston's collective trust funds with similar investment objectives. As of December 31, 1994, Bank of Boston and its affiliates managed more than $13 billion in assets worldwide.

Bank of Boston and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of

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                                   I784 FUNDS

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securities so purchased. Bank of Boston and its affiliates deal, trade and invest for their own account in certain types of securities purchased on behalf of the Funds. Bank of Boston and its affiliates may sell such securities to and purchase them from other investment companies sponsored by SEI Financial Services Company or its affiliates. The Adviser has informed the Trust that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Bank of Boston or in the possession of any affiliate of Bank of Boston.

The Glass-Steagall Act prohibits certain financial institutions, such as Bank of Boston, from engaging in the business of underwriting securities of open-end investment companies, such as the Funds. Bank of Boston takes the position, based on the advice of counsel, that the investment advisory services it provides under the Advisory Agreement do not constitute underwriting activities and are consistent with the requirements of the Glass-Steagall Act and other relevant federal and state legal and regulatory precedent. State laws on this issue may differ from applicable federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Future changes in either federal or state statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future federal and state statutes and regulations, could prevent Bank of Boston from continuing to perform such services for the Trust. If Bank of Boston were to be prevented from acting as the Adviser, the Trust would seek alternative means for obtaining such services.

                               THE ADMINISTRATOR
--------------------------------------------------------------------------------

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), and the Trust are parties to an administration agreement dated as of June 1, 1993 (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.15% of the Trust's first $300 million of average daily net assets, 0.12% of the Trust's second $300 million of average daily net assets and 0.10% of the Trust's average daily net assets over $600 million. Each Money Market Fund's portion of such fee is based on the average daily net assets of such Fund. The Administrator has agreed to waive a portion of its fees on a month to month basis under certain circumstances for certain of the portfolios of the Trust.

               THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
--------------------------------------------------------------------------------

Boston Financial Data Services acts as dividend disbursing agent and shareholder servicing agent (the "Shareholder Servicing Agent") for the Funds, and receives a fee for these services. The principal business address for the Shareholder Servicing Agent is 2 Heritage Drive, North Quincy, MA 02171. State Street Bank and Trust Company acts as transfer agent (the "Transfer Agent") for the Funds, and receives a fee for these services. The principal business address for the Transfer Agent is 225 Franklin Street, Boston, MA 02110-2875.

                                THE DISTRIBUTOR
--------------------------------------------------------------------------------

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated as of June 1, 1993. No compensation is paid to the Distributor for distribution services with respect to shares of the 1784 Tax-Free Money Market Fund or Class A shares of the 1784 U.S. Treasury Money Market Fund. Financial institutions that are the record owner of shares for the accounts of their customers may impose separate fees for the account services to their customers. The Money Market Funds may execute brokerage or other agency transactions through the Distributor, for which the Distributor receives compensation.

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                                   I784 FUNDS

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From time to time the Distributor may provide incentive compensation to employees of banks (including Bank of Boston), broker-dealers and investment counselors, and to its own employees, in connection with the sale of shares of the Funds or other portfolios of the Trust. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages. Such promotional incentives will be offered uniformly to all program participants and will be predicated upon the amount of shares of the Funds and other portfolios of the Trust sold by the participant.

                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

Shares of the 1784 Tax-Free Money Market Fund and Class A shares of the 1784 U.S. Treasury Money Market Fund ("Shares") are sold on a continuous basis and may be purchased directly from the Trust's Distributor, either by mail or by telephone. Shares may also be purchased through a broker-dealer which has established a dealer agreement with the Distributor.

Purchases of Shares may be made Monday through Friday except on days when the New York Stock Exchange or the Federal Reserve Bank of Boston is closed ("Business Days"). Current holidays for the New York Stock Exchange and/or the Federal Reserve Bank of Boston are New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving and Christmas. Except as provided below, the minimum initial investment is $1,000 and all subsequent purchases of Shares must be at least $250. Minimum investment amounts may be waived at the Distributor's discretion. No minimum purchase amount applies to subsequent purchases made by reinvestment of dividends.

The purchase price for Shares is their net asset value (normally $1.00 per share) next determined after the order is received and accepted by the Distributor. Net asset value per share of each of the Funds is determined as of 12:00 noon ET on each Business Day.

A purchase order for Shares will be effective as of the Business Day the order is received by the Distributor if the Distributor receives a purchase order in good form and payment of federal funds before 12:00 noon ET on that day. Shares may also be purchased through broker-dealers which have established dealer agreements with the Distributor. Purchase orders submitted through broker-dealers normally will be received by the Distributor on the Business Day after they are received by the broker-dealer. When a Shareholder purchases Shares by check, the order is considered received by the Distributor when the check is converted into federal funds, normally within two Business Days.

By Mail
--------------------------------------------------------------------------------

Investors may purchase Shares by completing and signing an Account Application and mailing it, along with a check (or other negotiable bank instrument or money order) payable to the Fund in which such Shares are being purchased, e.g., "1784 Tax-Free Money Market Fund" or "1784 U.S. Treasury Money Market Fund," to the Fund, P.O. Box 8524, Boston, MA 02266-8524. Subsequent purchases may be made at any time by mailing a check (or other negotiable bank draft or money order) to the Fund.

Account Applications can be obtained by calling the Distributor at 1-800-252-
1784.

By Telephone
--------------------------------------------------------------------------------

If a Shareholder has previously submitted an Account Application, that Shareholder may also purchase Shares by telephone by calling the Distributor toll-free at 1-800-252-1784. Orders by telephone will not be executed until an Account Application and payment of federal funds have been received.

Tax-Deferred Retirement Programs
--------------------------------------------------------------------------------

The 1784 U.S. Treasury Money Market Fund is eligible for purchase by tax-deferred programs such as IRAs, KEOGHs and 401(k) plans, and the minimum initial investment requirement for Class A shares for an

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                                   I784 FUNDS

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account established under such a program is $250. Bank of Boston offers a number of tax-deferred retirement plans through which Class A shares of the 1784 U.S. Treasury Money Market Fund may be purchased. All Fund accounts established under a tax-deferred retirement program must elect to have all dividends reinvested in the Fund.

Systematic Investment Plan (SIP)
--------------------------------------------------------------------------------

A Shareholder of any Fund may also arrange for periodic additional investments in the Fund through automatic deductions by Direct Deposit (if available from a Shareholder's employer) or by Automated Clearing House ("ACH") from a checking account by completing the appropriate section of the Account Application. The Systematic Investment Plan is subject to account minimum initial purchase amounts and minimum maintained balance requirements. The minimum pre-authorized investment amount is $50 per month. An Account Application may be obtained by contacting the Distributor at 1-800-252-1784.

Other Information Regarding Purchases
--------------------------------------------------------------------------------

Shares may also be purchased through financial institutions, including Bank of Boston, which provide shareholder services or other assistance to the Trust. Texas residents may only purchase Shares through the Distributor. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose cut-off times for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor. Customers should contact their financial institution for information as to the institution's procedures for transmitting purchase, exchange or redemption orders to the Distributor. The Distributor's receipt of an order may be delayed by one or more Business Days.

Customers who desire to transfer the registration of Shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change. Other Shareholders who desire to transfer the registration of their Shares should contact the Shareholder Servicing Agent.

Purchases may be made by ACH transactions, as well as by check or wire transfer.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

No certificates representing Shares will be issued.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such offer. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures will include verification of a caller's identity by asking for his or her name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures to confirm that instructions communicated by telephone are genuine are not followed, the Fund may be liable for any losses to a Shareholder due to unauthorized or fraudulent instructions. Otherwise, the investor will bear all risk of loss relating to a purchase, redemption or exchange by telephone or a wire transfer.

For all purchases, if payment is not made or a check received for purchases of Shares does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred.

The net asset value per share of each Fund is determined by dividing the value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 (although there can be no assurance that any Fund will be able to maintain this stable net asset value). Securities of the Funds are valued based on the amortized cost method described in the Statement of Additional Information.

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                                   I784 FUNDS

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                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Shareholders may redeem their Shares on any Business Day and Shares may ordinarily be redeemed by mail or telephone, with proceeds payable by check, ACH or wire transfer. A redemption is treated, for federal and state income tax purposes, as a sale of the Shares redeemed; a redemption could, therefore, result in taxable gain or loss to the Shareholder. If proceeds are paid by wire transfer, a wire transfer charge (presently $12.00) will be imposed.

By Mail
--------------------------------------------------------------------------------

A written request for redemption must be received by the Shareholder Servicing Agent in good form in order to constitute a valid request for redemption. All account holders must sign the redemption request. Under certain circumstances, the Shareholder Servicing Agent may require that the signatures on the request be guaranteed by a commercial bank, by a member firm of a domestic stock exchange, or by another eligible guarantor institution. Redemption requests may be mailed to the Shareholder Servicing Agent, P.O. Box 8524, Boston, MA 02266-8524.

By Telephone
--------------------------------------------------------------------------------

Shares may be redeemed by telephone if the Shareholder elects that option on the Account Application (unless a written redemption request, with the Shareholder's signature guaranteed, is required; see "Signature Guarantees" below). Telephone redemption orders must be placed with the Shareholder Servicing Agent prior to 12:00 noon ET on any Business Day to be effective on such day. The Shareholder may have the proceeds mailed to his or her address or wired to a commercial bank account previously designated on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Telephone redemption requests may be made by calling the Shareholder Servicing Agent at 1-800-252-1784. Shareholders may not close their account by telephone. During periods of drastic economic or market changes or severe weather or other emergencies, Shareholders may find it difficult to implement a telephone redemption. If such a case should occur, another method of redemption, such as written request sent via an overnight delivery service, should be considered. The Funds' address for overnight deliveries is 1784 Funds, c/o Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.

Signature Guarantees
--------------------------------------------------------------------------------

If a Shareholder requests a redemption for an amount in excess of $25,000, a redemption of any amount to be payable to anyone other than the Shareholder of record or a redemption of any amount to be sent to any address other than the Shareholder's address of record with the applicable Fund (or in the case of ACH or wire transfers, other than as provided in the Shareholder's Account Application), all account holders on the Shareholder's account must sign a written redemption request and their signatures must be guaranteed by a commercial bank, by a member firm of a domestic stock exchange or by another eligible guarantor institution. The Trust and the Shareholder Servicing Agent reserve the right to amend these requirements for the applicable Fund at any time without notice. For questions about the proper form of redemption requests, call 1-800-252-1784.

Other Information Regarding Redemptions
--------------------------------------------------------------------------------

All redemption orders for Shares are effected at the net asset value per share next determined after receipt, by the Shareholder Servicing Agent, of a valid request for redemption in good form, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Shareholder Servicing Agent of the request for redemption. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures will include verification of a caller's identity by asking for his or her name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures to confirm that instructions communicated by telephone are genuine are not followed, the Fund may be liable

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
for any losses to a Shareholder due to unauthorized or fraudulent instructions. Otherwise, the investor will bear all risk of loss relating to a purchase, redemption or exchange by telephone or a wire transfer.

Forwarding of redemption proceeds for Shares purchased, or received in exchange for Shares purchased, by check (including certified or cashier's checks) may be delayed for 15 or more days to ensure that payment has been collected for the purchase of such Shares. Each Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in Fund securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder (and not solely because of market declines), the account of such Shareholder in the Fund has a value of less than the minimum initial purchase amount for that Fund (normally $1,000). Accordingly, an investor purchasing Shares in only the minimum investment amount may be subject to such involuntary redemption if the investor thereafter redeems any of these Shares. Before the Fund exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of such shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least the minimum amount. Accounts established under a tax-deferred retirement program may be subject to involuntary redemption as described above only if such account has a value of less than $250, the minimum initial purchase amount for such accounts.

The right of any Shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted, or to the extent otherwise permitted by the Investment Company Act of 1940 if an emergency exists. See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

                           SYSTEMATIC WITHDRAWAL PLAN
--------------------------------------------------------------------------------

A Shareholder may direct the Shareholder Servicing Agent to send him or her regular monthly, quarterly, semi-annual or annual payments, as designated on the Account Application and based upon the value of his or her account. Each payment under a systematic withdrawal plan must be at least $100, except in certain limited circumstances. A withdrawal payment under the plan is treated, for federal and state income tax purposes, as a sale of a number of Fund shares sufficient to fund the payment; such payment could, therefore, result in taxable gain or loss to the Shareholder.

                                   EXCHANGES
--------------------------------------------------------------------------------

Some or all of the Shares for which payment has been received by the Distributor (i.e., an established account) may be exchanged at their net asset value for shares of one or more of the other portfolios of the Trust, including Shares of the other Money Market Fund. Exchanges will be made only after instructions in writing or by telephone are received for an established account by the Distributor.

In the case of Shares held of record by Bank of Boston or one of its affiliates but beneficially owned by a Customer, to exchange such shares the Customer should contact Bank of Boston or the affiliate, who will contact the Distributor and effect the exchange on behalf of the Customer. If an exchange request in good order is received by the Distributor by 12:00 noon ET on any Business Day, the exchange usually will occur on that day. Any Shareholder or Customer who wishes to make an exchange must have received a current prospectus of the portfolio of the Trust in which he or

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
she wishes to invest before the exchange will be effected. Residents of any state may only exchange shares for shares of another portfolio of the Trust if that portfolio is registered in that state.

Each exchange must involve either Shares having an aggregate value of at least $250 or all the Shares in the account, and the amount of the exchange must meet the minimum investment requirements for the portfolio of the Trust into which the exchange is being made.

Exchanges may be made by telephone only if that option has been elected by the Shareholder on the Account Application. Shares may be exchanged by telephone by calling the Distributor toll free at 1-800-252-1784.

No fees are currently charged to Shareholders directly in connection with exchanges, although each of the Money Market Funds reserves the right, upon not less than 60 days' written notice, to charge Shareholders a nominal fee in accordance with rules promulgated by the SEC. Each of the Money Market Funds also reserves the right to reject any exchange request in whole or in part. The exchange privilege (or any aspect of it) may be changed or terminated at any time.

Other portfolios of the Trust may impose distribution fees based on their net assets. Class C and Class D shares of the 1784 U.S. Treasury Money Market Fund are subject to distribution fees.

An exchange is treated, for federal or state income tax purposes, as a sale of the Shares exchanged; an exchange could, therefore, result in taxable gain or loss to the Shareholder.

                                  CHECKWRITING
--------------------------------------------------------------------------------

A Shareholder in any Fund may redeem Shares by writing checks on his or her account for $250 or more. Once a Shareholder has signed and returned a signature card agreement, that Shareholder will receive a supply of checks.

A check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears. The checkwriting privilege is available on the terms specified in the signature card agreement and may be terminated or changed by the applicable Fund at any time.

Because of the difficulty of determining in advance the exact value of a Fund account, a Shareholder may not use a check to close his or her account. These checks are currently free, i.e., there is no charge for this service; however, the Shareholder's account will be charged a fee for stopping payment of a check upon a Shareholder's request or if the check cannot be honored because of insufficient funds or for other valid reasons.

                                  PERFORMANCE
--------------------------------------------------------------------------------

From time to time the Trust advertises the "current yield" and "effective yield" (also referred to as "effective compound yield") of the Funds. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in that Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The Trust may also advertise a "tax-equivalent yield" for the 1784 Tax-Free Money Market Fund; the "tax-equivalent yield" is calculated by determining the yield that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the 1784 Tax-Free Money Market Fund's yield, assuming certain tax brackets for a Shareholder.

The Trust may periodically compare performance of a Fund to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

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                                   I784 FUNDS

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                                     TAXES
--------------------------------------------------------------------------------

The following is a discussion of certain United States federal income tax considerations relevant to the purchase, ownership, and disposition of Shares in the Money Market Funds. The discussion, which is based on current tax laws, regulations, rulings, and judicial decisions (all of which are subject to change at any time by legislative, judicial, or administrative action), is not intended to be complete; therefore, prospective investors should consult their own tax advisers as to the tax consequences to them of an investment in the Money Market Funds. Additional Information concerning taxes is set forth in the Statement of Additional Information.

Tax Status of the Money Market Funds
--------------------------------------------------------------------------------

Each Money Market Fund is treated as a separate entity for federal income tax purposes, and is not combined with the other Money Market Funds or the Trust's other portfolios. The Trust intends to qualify each Money Market Fund each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and to make distributions to its Shareholders in accordance with the timing requirements set out in the Code. As a result, it is expected that the Money Market Funds will not be required to pay any federal income or excise taxes.

Tax Treatment of Shareholders
--------------------------------------------------------------------------------

1784 U.S. Treasury Money Market Fund

Shareholders of the 1784 U.S. Treasury Money Market Fund generally will have to pay federal income taxes and may be subject to state or local taxes on the dividends and capital gain distributions they receive from the Fund, whether paid in cash or in additional shares. Distributions from net investment income and short-term capital gains will be taxable to Shareholders as ordinary income, while distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to Shareholders as long-term capital gains, regardless of how long the Shareholders have held their shares.

Distributions of the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not from capital gains realized upon the disposition of such obligations) may be exempt from state and local taxes. The Fund intends to advise Shareholders of the extent, if any, to which their respective distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

1784 Tax-Free Money Market Fund

The Trust expects that dividends paid to Shareholders by the 1784 Tax-Free Money Market Fund from interest on Municipal Securities will be exempt from federal income tax because the 1784 Tax-Free Money Market Fund intends to satisfy certain requirements of the Code. One such requirement is that at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consist of obligations whose interest is exempt from federal income tax.

Distributions of income from capital gains, from investments in taxable securities, and from certain other transactions (including repurchase agreements) will be taxable to the Shareholders, whether paid in cash or in additional shares. Distributions from taxable net investment income and short-term capital gains will be taxable to Shareholders as ordinary income, while distributions of net capital gains will be taxable to Shareholders as long-term capital gains, regardless of how long the Shareholders have held their shares. Depending on the nature of the distribution and the residence of the Shareholder, certain 1784 Tax-Free Money Market Fund distributions will be subject to state and local income taxes.

Interest on indebtedness incurred by Shareholders to purchase or carry shares of the 1784 Tax-Free Money

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                                   I784 FUNDS

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Market Fund will not be deductible for federal income tax purposes. Dividends from interest on Municipal Securities are taken into account in calculating the amount of social security and railroad retirement benefits that may be subject to federal income tax. Certain distributions of exempt-interest dividends may also be a tax preference item for purposes of the federal individual and corporate alternative minimum tax and all exempt-interest dividends may increase a corporate Shareholder's alternative minimum tax. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of the 1784 Tax-Free Money Market Fund.

General

The Trust expects that none of the dividends received from the Money Market Funds will be eligible for the dividends received deduction for corporations. Any Money Market Fund dividend that is declared in October, November, or December of a calendar year, payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the Shareholders on December 31 of the year in which the dividend is declared.

The Trust will make annual reports to Shareholders of the federal income tax status of all Money Market Fund distributions.

The exchange or redemption of Shares is a taxable event to the Shareholder, although the Trust intends to attempt to maintain a stable share price of $1.00 per share. Under certain circumstances, realized losses may be disallowed or short-term capital losses may be converted into long-term capital losses.

The Funds will generally withhold tax payments at the rate of 30% on dividends and other payments that are subject to such withholding and that are made to persons who are neither citizens nor residents of the U.S., although the 30% rate may be reduced to the extent provided by an applicable tax treaty. Each Fund is also required in certain circumstances to withhold 31% of taxable dividends and certain redemption proceeds paid to any Shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% (or lower treaty rate) withholding.

                              GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust
--------------------------------------------------------------------------------

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated February 5, 1993. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each of the portfolios (referred to as "series") of the Trust, each of which is a separate fund. In addition to the Money Market Funds, the Trust includes the following funds: 1784 Institutional U.S. Treasury Money Market Fund, 1784 U.S. Government Medium-Term Income Fund, 1784 Short-Term Income Fund, 1784 Income Fund, 1784 Tax-Exempt Medium-Term Income Fund, 1784 Connecticut Tax-Exempt Income Fund, 1784 Rhode Island Tax-Exempt Income Fund, 1784 Massachusetts Tax-Exempt Income Fund, 1784 Growth and Income Fund, 1784 Asset Allocation Fund and 1784 International Equity Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and are subject to liabilities related thereto. The Trust reserves the right to create and issue additional series of shares, and reserves the right to create and issue shares of additional classes of any or all series.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses and reports to Shareholders, costs of custodian services and registering the shares of the Funds and other series under federal and state

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes, amortization of organization expenses, and any extraordinary expenses including but not limited to litigation expenses. For the fiscal year ended May 31, 1995, the total expenses of each of the Funds were as follows:
for the 1784 Tax-Free Money Market Fund, $2,859,695, of which $512,760 was voluntarily waived or reimbursed by the Bank of Boston (after giving effect to such waiver, 0.50% of such Fund's average daily net assets for that period);
and for the 1784 U.S. Treasury Money Market Fund, $236,501, of which $82,688 was voluntarily waived or reimbursed by the Bank of Boston (after giving effect to such waiver, 0.60% of such Fund's average daily net assets for that period).

Under applicable law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a Shareholder incurring financial loss on account of such Shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations and inadequate insurance existed. The Trust believes that the likelihood of such circumstances is remote.

Trustees of the Trust
--------------------------------------------------------------------------------

The management and affairs of the Trust are supervised by its Board of Trustees. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and Shareholder services to the Trust.

Voting Rights
--------------------------------------------------------------------------------

Each Share held entitles the Shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

Reporting
--------------------------------------------------------------------------------

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

Shareholder Inquiries
--------------------------------------------------------------------------------

Shareholder inquiries should be directed to SEI Financial Management Corporation, P.O. Box 1784, Wayne, Pennsylvania, 19087-8784, at 1-800-252-1784.

Dividends and Distributions
--------------------------------------------------------------------------------

The net investment income (exclusive of capital gains) of each Money Market Fund is determined and declared on each business day as a dividend for Shareholders of record as of the close of business on that day. On redemption, a Shareholder will receive dividends up to but not including the day a valid redemption request is received by the Shareholder Servicing Agent. Currently, capital gains of the Money Market Funds, if any, are distributed at least annually.

Dividends are paid by the Money Market Funds in additional Shares, unless the Shareholder has elected to take such payment in cash, on the first business day of each month. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the change.

If dividend payments are returned and unclaimed within 30 days, they will be reinvested and the Shareholder will be deemed to have elected to receive future dividend and capital gain distributions in additional Shares.

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                                   I784 FUNDS

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--------------------------------------------------------------------------------

Counsel and Independent Accountants
--------------------------------------------------------------------------------

Bingham, Dana & Gould LLP, Boston, MA, serve as counsel to the Trust. Coopers & Lybrand L.L.P., Boston, MA, serve as the independent accountants of the Trust.

Custodian
--------------------------------------------------------------------------------

Bank of Boston, 100 Federal Street, Boston, MA 02110, acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Under a separate agreement, Bank of Boston also provides certain accounting services for the Trust.

              DESCRIPTION OF PERMITTED INVESTMENTS AND TECHNIQUES
--------------------------------------------------------------------------------

The following is a description of the permitted investments and investment techniques for the Funds.

U.S. Treasury Obligations -- U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal Reserve book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities. These securities are usually structured with two classes that receive different portions of the interest and principal payments from the underlying obligation. The yield to maturity on the interest-only class is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only class generally is unusually volatile in response to changes in interest rates. See "Zero Coupon Securities" below for more information on these securities. Each Fund also may invest in Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury.

U.S. Government Obligations -- Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association, "FNMA"). Each Fund may invest in securities issued by any Federal agency or instrumentality.

Variable and Floating Rate Instruments -- Certain of the obligations purchased by the Funds may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature permitting the holder to demand payment of principal at any time, or at specified intervals. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security; therefore, a Fund will not invest more than 10% of its net assets in such instruments and other illiquid securities.

The interest rate on these securities may be reset daily, weekly, quarterly, or some other reset period and may have a floor or ceiling on interest rate charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

A demand instrument with an unconditional demand feature may be an "eligible security" or "first tier security," depending on whether the unconditional demand feature is, respectively, an eligible security or first-tier security. A demand instrument without an unconditional demand feature may be an eligible

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
security or a first tier security only if it meets the requirements for those categories and the demand instrument or the long-term debt securities of its issuer have been rated by at least two nationally recognized statistical rating organizations (one if it is the only organization rating such obligation or issuer) in one of the two highest long-term rating categories or, if unrated, determined to be of comparable quality. See "Restraints on Investments by Money Market Funds" below.

Standby Commitments -- A Money Market Fund may acquire securities subject to a standby commitment which permits a Fund to sell the security at a fixed price prior to maturity. The underlying municipal securities subject to a standby commitment may be sold at any time at the market rates. In certain cases, a premium may be paid for a standby commitment. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving standby commitments is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. Each Fund will limit standby commitment transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Trust's Board of Trustees.

There is no limit to the percentage of Fund securities that any Fund may purchase subject to a standby commitment but the amount paid directly or indirectly for a standby commitment held by any Fund will not exceed 1/2 of 1% of the value of the total assets of the Fund.

Repurchase Agreements -- A repurchase agreement is an agreement by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the purchase price. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Adviser will enter into repurchase agreements on behalf of a Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Pursuant to an exemptive order of the SEC, each of the Funds may enter into repurchase agreements on a pooled basis with other portfolios of the Trust.

Forward Commitments or Purchases On a When-Issued Basis -- The Money Market Funds may enter into forward commitments or purchase securities on when-issued basis, which means that the price of the securities is fixed at the time of commitment and that the delivery and payment will ordinarily take place beyond customary settlement time. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging the Fund's assets; the securities are also subject to fluctuation in value pending settlement based upon public perception of the creditworthiness of the issuer of these securities. Securities purchased on a when-issued or forward commitment basis may expose a Fund to risk because such securities may experience such fluctuations in value prior to their actual delivery. Agreements to purchase securities on a when-issued or forward commitment basis will only be made with the intention of taking delivery and not for speculative purposes. A Fund may invest up to 25% of its assets in forward commitments or commitments to purchase securities on a when-issued basis. While awaiting delivery of securities purchased on such bases, a Fund will establish a segregated account consisting of cash, short-term money market instruments or high quality debt securities equal to the amount of the commitments to purchase securities on such bases.

Securities Lending -- In order to generate additional income, a Money Market Fund may lend the securities in which it is invested pursuant to agreements requiring

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                                   I784 FUNDS

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that the loan be continuously secured by cash, U.S. Treasury Obligations, U.S.
Government Obligations or any combination of cash and such securities as collateral equal at all times to 100% of the market value of the securities lent. A Fund may lend up to 33 1/3% of the value of its total assets. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral in U.S. Treasury Obligations or U.S. Government Obligations. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk.

Zero Coupon Securities -- Zero coupon securities are fixed income securities that have been stripped of their unmatured interest coupons. A zero coupon security pays no interest or principal to its holder during its life. A zero coupon security is sold at a discount, frequently substantial, and redeemed at face value at its maturity date. The amount of the discount fluctuates with the market price of the security, and is accreted over the life of the security. Such accretion constitutes the income earned on the security for both accounting and tax purposes. The market prices of zero coupon securities are generally more volatile than the market prices of securities of similar maturity that pay interest periodically, and zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Money Market Funds -- A Fund may not invest more than 5% of its assets in any one money market fund or more than 10% of its assets in other investment companies, including money market funds. When a Fund invests in a money market fund, a Shareholder bears not only his or her proportionate share of the Fund's expenses, but also indirectly his or her share of the expenses of the money market fund, including management fees. The 1784 U.S. Treasury Money Market Fund does not intend to invest in other money market funds.

The 1784 Tax-Free Money Market Fund may also invest in the following types of securities:

Receipts -- Receipts represent interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are sold as zero coupon securities. See "Zero Coupon Securities" for more information on these securities.

Bank Obligations -- Bank obligations include certificates of deposit, time deposits (including Eurodollar time deposits) and bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. The Fund may invest in such obligations, however, only if the issuer (or the parent company, in the case of subsidiaries or branches) has assets of at least $1 billion.

Bankers' Acceptances -- A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit -- A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

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                                   I784 FUNDS

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--------------------------------------------------------------------------------

Time Deposits -- A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities; therefore, the Fund will not invest more than 10% of its net assets in such time deposits and other illiquid securities.

Commercial Paper -- Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from one to 270 days.

Municipal Securities -- Municipal securities the 1784 Tax-Free Money Market Fund may purchase include (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. Municipal notes include (but are not limited to) general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include (but are not limited to) general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities also include participations in municipal leases. These are undivided interests in a portion of an obligation in the form of a lease or installment purchase issued by state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. In light of these concerns, the Trust has adopted and follows procedures for determining whether municipal lease securities purchased by the Fund are liquid and for monitoring the liquidity of municipal lease securities held in the Fund's portfolio. The procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or to sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in the security, the nature of the marketplace in which the security trades, the credit quality of the security, and other factors which the Adviser may deem relevant.

Restraints on Investments by Money Market Funds -- Investments by the Money Market Funds are subject to limitations imposed under regulations adopted by the SEC. Under these regulations money market funds may acquire only obligations that present minimal credit risks and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
two nationally recognized statistical rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category (or rated by one nationally recognized statistical rating organization in the highest short-term rating category and by another organization in the second highest short-term rating category) or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. Under normal circumstances, the 1784
U.S. Treasury Money Market Fund intends to invest all of its investable assets in U.S. Treasury Obligations, U.S. Government Obligations and repurchase agreements involving U.S. Treasury Obligations or U.S. Government Obligations.

The Board of Trustees of the Trust has certain obligations, in the event that a security ceases to be a first-tier security or ceases to be a second-tier security, to reassess whether such security continues to present only minimal credit risks.

Each Money Market Fund will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less and will acquire only "eligible securities" that have or are deemed to have a maturity of 397 days or less and that present minimal credit risks as determined by or on behalf of the Board of Trustees of the Trust. Each Fund will comply with the various requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market funds. In particular, each Fund will determine the effective maturity of its investments (including certain variable rate instruments, where maturity may be deemed to be the period remaining until the next interest rate adjustment date or until payment of the security may be demanded) according to Rule 2a-7 as in effect from time to time.

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                                   I784 FUNDS

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                                   APPENDIX A

                             DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

The following descriptions are summaries of certain published ratings.

Description of Commercial Paper Ratings
--------------------------------------------------------------------------------

The following descriptions of commercial paper ratings have been published by Standard and Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps, Inc. ("Duff"), and IBCA Limited and IBCA, Inc. (together, "IBCA"). As of the date hereof, each of S&P, Moody's, Fitch, Duff and IBCA is a nationally recognized statistical rating organization within the meaning of applicable SEC rules.

S&P's ratings are graded into several categories of which A is the highest. This category is divided into sub-categories as follows:

A-1 This highest sub-category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

Commercial paper issues rated F-1+, F-1 and F-2 by Fitch are judged by Fitch to be of "exceptionally strong" quality, "very strong" quality and "good" quality, respectively, on the basis of relative repayment capacity.

The rating Duff-1+ is the highest commercial paper rating assigned by Duff. Paper rated Duff-1+ is regarded as having the highest certainty of timely payment with outstanding liquidity factors and safety just below risk free U.S. Treasury short-term obligations. Paper rated Duff-1 is regarded as having a very high certainty of timely payment, excellent liquidity factors and good fundamental protection factors. Risk factors are minor.

The designation A1 by IBCA indicates that the obligation is supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned. Obligations rated A2 are supported by a good capacity for timely repayment.

Description of Municipal Note Ratings
--------------------------------------------------------------------------------

S&P's municipal note ratings reflect the liquidity concerns and market access risks unique to notes. An SP-1 rating indicates a strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation. An SP-2 rating indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's MIG-1/VMIG-1 designation denotes best quality. Municipal notes that obtain this rating possess strong protection due to established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Moody's MIG-2/VMIG-2 designation denotes high quality. Margins of protection are ample although not so large as in the MIG-1/VMIG-1 group.

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                                   I784 FUNDS

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                                   APPENDIX B

                         TAXABLE EQUIVALENT YIELD TABLE
--------------------------------------------------------------------------------

This table is for illustrative purposes only and is not intended to predict the actual return an individual would earn on an investment in the 1784 Tax-Free Money Market Fund. No assurance can be made that the Fund will attain any particular yield. The tax rates used in these tables are based upon published 1995 marginal tax rates currently available and scheduled to be in effect. The tables do not take into account changes in tax rates that are proposed from time to time. Investors should consult their tax advisers to determine their actual tax rates.

                        1784 TAX-FREE MONEY MARKET FUND

Find your Federal tax bracket based on your taxable income.

                                            You would need the taxable yield
                                               listed opposite the Federal
                                    1995    tax bracket in the chart below to
        Taxable Income*           Federal      have a tax-exempt yield of:
--------------------------------- Marginal -----------------------------------
     Single          Joint          Rate   1.5%  2.0%  2.5%  3.0%  3.5%  4.0%
------------  ------------------- -------- ----- ----- ----- ----- ----- -----
 $  23,351--
      56,550   $  39,001-- 94,250  28.00%  2.08% 2.78% 3.47% 4.17% 4.86% 5.56%
    56,551--
     117,950      94,251--143,600  31.00%  2.17% 2.90% 3.62% 4.35% 5.07% 5.80%
   117,951--
     256,500     143,601--256,500  36.00%  2.34% 3.13% 3.91% 4.69% 5.47% 6.25%
 256,501 and
        more     256,501 and more  39.60%  2.48% 3.31% 4.14% 4.97% 5.79% 6.62%

*This amount represents taxable income as defined in the Internal Revenue Code.

Note: Information in this table is provided as of June 30, 1995.

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PROSPECTUS

                       [LOGO OF 1784 FUNDS APPEARS HERE]

                              Investment Adviser:
                       THE FIRST NATIONAL BANK OF BOSTON

1784 FUNDS (the "Trust") is a mutual fund consisting of several professionally managed portfolios, or funds, of securities. The Trust provides a convenient way to invest in one or more of these funds. This Prospectus relates to shares of the following fixed income funds (the "Funds" or the "Fixed Income Funds"):

                  1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
                                1784 INCOME FUND
                          1784 SHORT-TERM INCOME FUND

Shares of the Funds are offered primarily to individuals and institutional investors, including accounts for which The First National Bank of Boston ("Bank of Boston"), its affiliates and correspondents, and other financial institutions act in a fiduciary, agency or custodial capacity. Investors in shares of the Funds are referred to hereinafter as "Shareholders." Shares of the Funds are currently offered without any sales charges.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANK OF BOSTON OR ANY OF ITS AFFILIATES. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISKS, INCLUDING RISK TO PRINCIPAL.

This Prospectus sets forth concisely the information about the Trust and the Funds that a prospective investor should know before investing in the Funds. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information, dated October 2, 1995, has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087 or by calling 1-800-252-1784. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

October 2, 1995
as supplemented December 4, 1995

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                    Page
--------------------------------------------------------
Expense Summary                                        2
Summary                                                3
Condensed Financial Information                        6
The Trust                                              7
Investment Objective                                   7
Investment Policies                                    7
Certain Investment Policies and Guidelines             9
Investment Limitations                                10
The Adviser                                           11
The Administrator                                     13
The Shareholder Servicing Agent and Transfer Agent    13

                                                     Page
---------------------------------------------------------
The Distributor                                        13
Purchase of Shares                                     14
Redemption of Shares                                   16
Systematic Withdrawal Plan                             18
Exchanges                                              18
Checkwriting                                           18
Performance                                            19
Taxes                                                  19
General Information                                    20
Description of Permitted Investments and Techniques    22
Appendix/Description of Ratings                       A-1

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

Following are (i) a tabular summary of expenses relating to purchases and sales of shares of each of the Fixed Income Funds and annual operating expenses of the Funds, and (ii) an example illustrating the dollar cost of such expenses on a hypothetical $1,000 investment in each of the Funds.

Shareholder Transaction Expenses
--------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases (as a percentage of offering
 price)                                                                    None
Sales Charge Imposed on Reinvested Dividends (as a percentage of offering
 price)                                                                    None
Deferred Sales Charge Imposed on Redemptions (as a percentage of offering
 price)                                                                    None
Redemption Fees (1)                                                        None
Exchange Fee                                                               None

Annual Operating Expenses
--------------------------------------------------------------------------------
(As a percentage of average net assets)

                                  1784 U.S.
                                  Government
                                  Medium-                 1784
                                  Term        1784        Short-Term
                                  Income Fund Income Fund Income Fund
---------------------------------------------------------------------
Advisory Fees (after
 fee waiver) (2)                        0.60%       0.60%       0.45%
12b-1 Fee (after fee waiver) (2)         None        None        None
Other Expenses                          0.20%       0.20%       0.20%
---------------------------------------------------------------------
Total Operating Expenses (2)            0.80%       0.80%       0.65%
---------------------------------------------------------------------

(1) If proceeds of a redemption of Fund shares are paid by wire transfer, a wire transfer charge (presently $12.00) will be imposed.
(2) Bank of Boston, which serves as the Adviser for the Trust, has agreed to waive its fee in an amount that operates to limit total operating expenses of each of the Fixed Income Funds to not more than 1.25% (1.00% for the 1784 Short-Term Income Fund) of average daily net assets on an annualized basis; this limitation would not apply to any brokerage commissions, interest expense or taxes or to extraordinary expense items, including but not limited to litigation expenses. SEI Financial Services Company, which acts as Distributor of the Trust's shares, has agreed to waive its 12b-1 fee, which is computed at an annual rate of 0.25% of each Fund's average daily net assets. If the Distributor should terminate this waiver, after a substantial period of time annual payment of this fee may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. SEI Financial Management Corporation, which acts as the Trust's Administrator, has agreed to waive its fee from certain funds of the Trust to assist these funds in maintaining a competitive expense ratio. Bank of Boston contributes to the Funds in order to limit other operating expenses and to assist the Funds in maintaining a competitive expense ratio. Fee waivers by the Adviser, Administrator and Distributor, and contributions by the Bank of Boston, are voluntary and may be terminated at any time. From time to time the Adviser may also waive additional portions of its fees to reduce net operating expenses to less than that shown in the table above. Certain other parties may also agree to waive portions of their fees from time to time on a month to month basis. Additional information may be found under "The Adviser," "The Administrator" and "The Distributor." Absent waivers, the Adviser's investment advisory fee is calculated at an annual rate of 0.74% (0.50% for the 1784 Short-Term Income
Fund) of average daily net assets of each Fund. Absent the waiver of fees by the Distributor, Adviser and Administrator, and voluntary contributions by the Bank of Boston, other expenses and estimated total operating expenses would be as follows: 0.28% and 1.27% of average daily net assets of the 1784 U.S. Government Medium-Term Income Fund, 0.28% and 1.23% of average daily net assets of the 1784 Income Fund, and 0.69% and 1.27% of average daily net assets of the 1784 Short-Term Income Fund, in each case on an annualized basis. Other expenses are based on actual expenses for each Fund's fiscal year ended May 31, 1995, and include expense items described under "General Information -- The Trust." A person who purchases shares through a financial institution may be charged separate fees by the financial institution.

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Example
--------------------------------------------------------------------------------

An investor would pay the following expenses on a hypothetical $1,000 investment assuming a 5% annual total return and redemption at the end of each time period:

                                              1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------------------------
1784 U.S. Government Medium-Term Income Fund     $ 8     $26     $44      $99
1784 Income Fund                                  $8     $26     $44      $99
1784 Short-Term Income Fund                       $7     $21     $36      $81

Absent voluntary waivers by the Adviser, Distributor and Administrator and contributions made by the Bank of Boston, the amounts for this example for one year, three years, five years and ten years would be $13, $40, $70, $153 for the 1784 U.S. Government Medium-Term Income Fund, $13, $40, $70 and $153 for the 1784 Income Fund and $15, $46, $79 and $172 for the 1784 Short-Term Income Fund. The example is based on actual expenses for each Fund's fiscal year ended May 31, 1995. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN, AND ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Funds. Additional information may be found under "General Information -- The Trust," "The Adviser," "The Administrator" and "The Distributor."

                                    SUMMARY
--------------------------------------------------------------------------------

The following information is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus and in the Statement of Additional Information.

1784 Funds (the "Trust") is an open-end management investment company which provides a convenient way to invest in one or more professionally managed funds of securities. The following provides basic information about the 1784 U.S. Government Medium-Term Income Fund, 1784 Income Fund and 1784 Short-Term Income Fund (each, a "Fund" or a "Fixed Income Fund," and collectively, the "Funds" or the "Fixed Income Funds"). Each of the Fixed Income Funds is a diversified fund.

What Is the Investment Objective? The investment objective of the 1784 U.S. Government Medium-Term Income Fund is current income consistent with preservation of capital. The investment objective of the 1784 Income Fund and the 1784 Short-Term Income Fund is to maximize current income. Preservation of capital is a secondary objective for these two Funds. Each Fund's investment objective may be changed only with the consent of holders of a majority of that Fund's outstanding shares. There can be no assurance that any Fixed Income Fund will achieve its investment objective. See "Investment Objective" and "Investment Limitations."

What Are the Permitted Investments? The 1784 U.S. Government Medium-Term Income Fund under normal circumstances invests at least 65% of its total assets in U.S. Government securities, which include obligations issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements involving U.S. Government securities. Distributions of the 1784 U.S. Government Medium-Term Income Fund derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. See "Taxes." Each of the 1784 Income Fund and the 1784 Short-Term Income Fund under normal circumstances invests at least 80% of its net assets in debt securities or securities with debt-like characteristics, such as bonds, debentures, notes, mortgage-backed securities and asset-backed securities of domestic and foreign issuers and municipal obligations. The Trust expects each of these Funds,

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
under normal circumstances, to invest at least 65% of its net assets in debt securities described above rated A or better by Standard & Poor's Ratings
Group, Duff & Phelps Credit Rating Company, Fitch Investors Service, Inc. or Moody's Investors Service, Inc. or of comparable quality at the time of purchase as determined by the Adviser. Under normal circumstances, the 1784 Income Fund maintains a dollar-weighted average portfolio maturity of from seven to thirty years, with no security having a maturity of longer than thirty years. Under normal circumstances, the 1784 Short-Term Income Fund maintains a dollar-weighted average effective portfolio maturity of not more than three years. Within this limitation, the Fund may purchase individual securities with effective maturities greater than three years. Effective maturity takes into account estimates of average life of mortgage-backed and asset-backed securities and anticipated exercises of calls and prepayment rights.

What Are Some of the Risks? The investment policies of each of the Fixed Income Funds entail certain risks and considerations of which an investor should be aware. For example, the net asset value per share of each of the Fixed Income Funds is not fixed and should be expected to fluctuate. In addition, values of fixed income securities tend to vary inversely with interest rates and may be affected by other market and economic factors as well; mortgage-backed securities are subject to prepayment of the underlying mortgages and may not be an effective means of locking in long-term interest rates; the longer maturity securities in which the 1784 Income Fund may invest are subject to greater market fluctuations as a result of changes in interest rates; and foreign securities may subject the 1784 Income and 1784 Short-Term Income Funds to different risks than those attendant to investments in securities of U.S. issuers.

For further information, see "Investment Policies," "Certain Investment Policies and Guidelines" and "Description of Permitted Investments and Techniques" herein and in the Statement of Additional Information.

Who Is the Adviser? The First National Bank of Boston ("Bank of Boston" or the "Adviser") serves as the Adviser for the Trust and is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.74% (0.50% for the 1784 Short-Term Income Fund) of the average daily net assets of each of the Fixed Income Funds. The Adviser has agreed for an indefinite period of time to waive all or a portion of its fee in order to limit the total operating expenses of the Fixed Income Funds to not more than 1.25% (1.00% for the 1784 Short-Term Income Fund) of each Fund's average daily net assets. Bank of Boston contributes to the Funds in order to limit operating expenses and to assist the Funds in maintaining a competitive expense ratio. Fee waivers and contributions may be terminated at any time. See "The Adviser."

Who Is the Administrator? SEI Financial Management Corporation serves as the Administrator for the Trust under an Administration Agreement and is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.15% of the Trust's first $300 million of average daily net assets, 0.12% of the Trust's second $300 million of average daily net assets and 0.10% of the Trust's average daily net assets over $600 million. Each Fixed Income Fund's portion of such fee is based on that Fund's average daily net assets. The Administrator has agreed to waive a portion of its fees on a month to month basis under certain circumstances. See "The Administrator."

Who Are the Shareholder Servicing Agent and Transfer Agent? Boston Financial Data Services acts as dividend disbursing agent and shareholder servicing agent for the Funds. State Street Bank and Trust Company acts as transfer agent for the Funds. See "The Shareholder Servicing Agent and Transfer Agent."

Who Is the Distributor? SEI Financial Services Company acts as distributor of the Trust's shares. The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides for payments to the Distributor of a fee, calculated daily and paid monthly, at an annual rate of 0.25% of each Fixed Income Fund's

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
average daily net assets; the Distributor can use all or a portion of this fee to compensate broker-dealers and other financial institutions that provide services to Shareholders or to their customers who beneficially own shares of the Fixed Income Funds. The Distributor has agreed to waive its 12b-1 fee. However, distribution fees may be imposed in the event that the Distributor determines to terminate its waiver of such fees. The Trust may create one or more additional classes of shares, without distribution fees, of one or more of the Funds. See "The Distributor."

How Do I Purchase Shares? Purchases of Fund shares may be made through the Distributor by the close of business Monday through Friday except on days when the New York Stock Exchange or the Federal Reserve Bank of Boston is closed ("Business Days"). Shares may also be purchased through broker-dealers which have established dealer agreements with the Distributor. Purchase orders submitted through broker-dealers normally will be received by the Distributor on the Business Day after they are received by the broker-dealer.

A purchase order for shares representing an investment in a Fixed Income Fund will be effective as of the Business Day the order is received by the Distributor if the Distributor receives a purchase order in good form for the shares and payment (by wire transfer or check) for the shares before 4:00 p.m. Eastern Time ("ET") on that day. Shares are sold at their net asset value determined as of the end of the day the order is effective. Shares purchased will begin accruing dividends on the day following the date of purchase.

The minimum initial investment in a Fixed Income Fund is $1,000; all subsequent purchases must be at least $250. Minimum investment requirements are lower for accounts established for automatic investment programs and under tax-deferred retirement programs (including IRAs). See "Purchase of Shares."

Shares of each of the Fixed Income Funds are currently being offered without any sales charges. See "The Distributor."

How Do I Redeem Shares? Redemptions of shares of a Fixed Income Fund may be made through the Shareholder Servicing Agent on any Business Day. Redemption orders must be placed in good form before 4:00 p.m. ET on any Business Day to be effective on that day. The redemption price is the net asset value per share determined as of the end of the day the order is effective. See "Redemption of Shares."

How are Distributions Paid? Substantially all of the net investment income (exclusive of capital gains) of each of the Funds is distributed in the form of dividends which are declared daily and paid monthly. Shareholders of record on the record date for the dividend distribution will be entitled to the dividends, except that shares will not begin accruing dividends until the day following the date of their purchase. On redemption, a shareholder will receive dividends through and including the day a valid redemption request is received by the Shareholder Servicing Agent. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payments in cash. See "Dividends and Distributions."

How Do I Make Exchanges? Once payment for shares of a Fixed Income Fund has been received by the Distributor, those shares may be exchanged for shares of one or more other portfolios of the Trust at net asset value, provided the amount of the exchange meets the minimum investment requirements for the other portfolio of the Trust. There are no charges for an exchange. If an exchange request in good order is received by the Distributor by 4:00 p.m. ET on any Business Day, the exchange usually will occur on that day; however, requests for exchange for shares of a money market fund must be received earlier than 4:00 p.m. ET (in cases when regular trading on the New York Stock Exchange closes earlier than 4:00 p.m. ET, as early as 12:00 noon ET) for the exchange to occur on that day. A Shareholder must obtain and should read the prospectus of the other portfolio and consider the differences in investment objectives and policies before making any exchange. An exchange is treated, for federal and state income tax purposes, as a sale of

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
the Fixed Income Fund shares exchanged, and could result in gain or loss to the Shareholder. See "Exchanges."

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following table provides condensed financial information about the 1784 U.S. Government Medium-Term Income Fund for the period from June 7, 1993 (commencement of operations) through May 31, 1995, and about the 1784 Short-Term Income Fund and 1784 Income Fund for the period from July 1, 1994 (commencement of operations) through May 31, 1995. The information should be read in conjunction with the financial statements appearing in the Funds' Annual Report to Shareholders, which is incorporated by reference in the Statement of Additional Information. The financial statements and notes, as well as the table below, covering the period through May 31, 1995 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report is included in the Funds' Annual Report. Copies of the Annual Report may be obtained without charge from the Distributor.

                              FINANCIAL HIGHLIGHTS

                       For the Period Ended May 31, 1995
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period

                     Net                                                                    Net                  Ratio
                    Asset                Realized and    Dividends      Net               Assets      Ratio      of Net
                    Value      Net        Unrealized      from Net  Asset Value             End    of Expenses   Income
                  Beginning Investment Gains or (Losses) Investment     End      Total   of Period to Average  to Average
                  of Period   Income    on Investments     Income    of Period  Return     (000)   Net Assets  Net Assets
                  --------- ---------- ----------------- ---------- ----------- -------  --------- ----------- ----------
U.S. GOVERNMENT
MEDIUM-TERM
INCOME(1)
--------------------
--------------------
 6/7/93-5/31/94    $10.00      0.59          (0.64)        (0.59)     $ 9.36    (0.65)%* $ 92,387     0.31%**    6.08%**
 6/1/94-5/31/95    $ 9.36      0.58           0.21         (0.58)     $ 9.57     8.79%   $130,081     0.80%      6.24%
SHORT-TERM
INCOME FUND(2)
-----------------
-----------------
 7/1/94-5/31/95    $10.00      0.56           0.09         (0.56)     $10.09     6.74%*  $ 52,581     0.48%**    6.31%**
INCOME FUND(2)
-----------------
-----------------
 7/1/94-5/31/95    $10.00      0.62           0.39         (0.62)     $10.39    10.69%*  $196,515     0.55%**    7.01%**
                     Ratio     Ratio of
                  of Expenses Net Income
                  to Average  to Average
                  Net Assets  Net Assets Portfolio
                  (Excluding  (Excluding Turnover
                   Waivers)    Waivers)    Rate
                  ----------- ---------- ---------
U.S. GOVERNMENT
MEDIUM-TERM
INCOME(1)
--------------------
--------------------
 6/7/93-5/31/94      1.35%**    5.04%**   144.77%
 6/1/94-5/31/95      1.27%      5.77%     142.14%
SHORT-TERM
INCOME FUND(2)
-----------------
-----------------
 7/1/94-5/31/95      1.27%**    5.52%**    84.54%
INCOME FUND(2)
-----------------
-----------------
 7/1/94-5/31/95      1.23%**    6.33%**    80.53%

 * Returns are for the period indicated and have not been annualized.
** Ratios for this period have been annualized.
(1) The U.S. Government Medium-Term Income Fund commenced operations on June 7, 1993.
(2) The Short-Term Income Fund and the Income Fund commenced operations on July 1, 1994.

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   THE TRUST
--------------------------------------------------------------------------------

1784 Funds (the "Trust") is an open-end management investment company that currently offers units of beneficial interest ("shares") in several separate professionally managed investment portfolios, or funds. Each share of each fund represents an undivided, proportionate interest in that fund. This Prospectus relates to shares of the Trust's 1784 U.S. Government Medium-Term Income Fund, 1784 Short-Term Income Fund, and 1784 Income Fund, each of which is a diversified fund. The Trust's other funds include the 1784 U.S. Treasury Money Market Fund, 1784 Institutional U.S. Treasury Money Market Fund, 1784 Tax-Free Money Market Fund, 1784 Growth and Income Fund, 1784 Asset Allocation Fund, 1784 International Equity Fund, 1784 Tax-Exempt Medium-Term Income Fund, 1784 Massachusetts Tax-Exempt Income Fund, 1784 Connecticut Tax-Exempt Income Fund, and 1784 Rhode Island Tax-Exempt Income Fund. Information regarding the Trust's other funds is contained in separate prospectuses that may be obtained from the Trust's distributor, SEI Financial Services Company (the "Distributor"), 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-252-1784.

                              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The investment objective of the 1784 U.S. Government Medium-Term Income Fund is current income consistent with preservation of capital.

The investment objective of the 1784 Short-Term Income Fund is to maximize current income. Preservation of capital is a secondary objective. This Fund is designed for investors seeking a higher yield than from a money market fund and more price stability than a longer-term bond fund.

The investment objective of the 1784 Income Fund is to maximize current income. Preservation of capital is a secondary objective.

There is no assurance that the investment objective of any Fund will be met. The investment objective of each Fund is a fundamental policy of that Fund, and therefore cannot be changed without the consent of holders of a majority of that Fund's outstanding shares. See "Investment Limitations."

                              INVESTMENT POLICIES
--------------------------------------------------------------------------------

The 1784 U.S. Government Medium-Term Income Fund is a diversified fund which under normal circumstances invests at least 65% of its total assets in U.S. Government securities, i.e., obligations issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies and instrumentalities, and repurchase agreements involving U.S. Government securities. The Fund may also invest in receipts evidencing separately traded interest and principal component parts of U.S. Government obligations. The Fund may write (sell) covered call options and enter into fixed income futures contracts and options (in each case for hedging purposes only).

The 1784 U.S. Government Medium-Term Income Fund may purchase mortgage-backed securities issued or guaranteed as to payment of principal and interest by the U.S. Government or any of its agencies or instrumentalities and mortgage-backed securities issued by private issuers rated A or better by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Ratings Group ("S&P") or of comparable quality at the time of purchase as determined by the Adviser and backed by mortgage pass-through certificates issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. The principal governmental issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the U.S. Government while obligations of FNMA and FHLMC are supported by the respective agency only. The Fund may purchase mortgage-backed securities that are backed or collateralized by fixed, adjustable or floating rate mortgages. Not more than 35% of the Fund's total assets are invested in mortgage-backed securities which are not issued or guaranteed as

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
to payment of principal and interest by the U.S. Government or any of its agencies or instrumentalities.

The Trust expects the Fund to maintain an average weighted remaining maturity of three to ten years. The Adviser may shorten the average maturity substantially in anticipation of a change in the interest rate environment for temporary defensive purposes by investing in money market instruments and in money market funds. To the extent the Fund is invested in money market instruments and/or money market funds for temporary defensive purposes, the Fund will not be pursuing its investment objective. Under normal circumstances, it is anticipated that the annual portfolio turnover rate for the Fund will not exceed 100%; for the Fund's fiscal years ended May 31, 1994 and May 31, 1995, this rate was 145% and 142%, respectively.

For more information regarding the permitted investments and investment practices of the 1784 U.S. Government Medium-Term Income Fund, the purpose of these investments and investment practices and certain risks associated with certain of these investments and investment practices, and information regarding the ratings listed above, see "Certain Investment Policies and Guidelines," "Description of Permitted Investments and Techniques," the Appendix--"Description of Ratings" and the Statement of Additional Information.

Under normal circumstances, each of the 1784 Income Fund and the 1784 Short-Term Income Fund invests at least 80% of its net assets in debt securities and securities with debt-like characteristics, such as bonds, debentures, notes, mortgage-backed securities and asset-backed securities of domestic and foreign issuers and municipal obligations. Each Fund may invest up to 30% of its net assets in securities of foreign issuers. The Trust expects each Fund, under normal circumstances, to invest at least 65% of its net assets in debt securities described above rated A or better by S&P, Duff & Phelps Credit Rating Company ("Duff"), Fitch Investors Service, Inc. ("Fitch") or Moody's or of comparable quality at the time of purchase as determined by the Adviser. Each Fund is a diversified fund.

The securities in which the 1784 Income Fund and the 1784 Short-Term Income Fund may invest include: (1) bonds, debentures, or other debt instruments of U.S. or foreign issuers rated BBB or better by S&P, Duff, or Fitch or Baa or better by Moody's or of comparable quality at the time of purchase as determined by the Adviser; (2) debt obligations issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies and instrumentalities; (3) debt securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities and debt securities of supranational entities, in each case which the Adviser deems to be of comparable credit quality at the time of purchase to the corporate debt instruments in which the Fund may invest; (4) mortgage-backed securities and asset-backed securities rated A or better by S&P, Duff, Fitch or Moody's or of comparable quality at the time of purchase as determined by the Adviser; (5) zero coupon securities issued by the U.S. Treasury or by corporations, and receipts evidencing separately traded interest and principal component parts of U.S. Government obligations; (6) municipal securities issued by the states, territories and possessions of the United States and the District of Columbia and their respective political subdivisions, agencies and instrumentalities; (7) bank obligations described under "Description of Permitted Investments and Techniques;" (8) short-term commercial paper rated A-2 or better by S&P, P-2 or better by Moody's, F-2 or better by Fitch, or Duff 2 or better by Duff, or of comparable quality at the time of purchase as determined by the Adviser; and (9) repurchase agreements involving the foregoing types of securities. Debt securities rated Baa by Moody's or BBB by S&P may have speculative characteristics. See the Appendix for a description of the above ratings.

The Funds may, for hedging purposes or in order to generate additional income, write (sell) covered call options, and may, for hedging purposes, enter into futures contracts and related options. In addition, the Funds may make additional types of investments and engage in other investment practices, as described in "Description of Permitted Investments and Techniques."

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                                   I784 FUNDS

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The Trust expects the 1784 Income Fund to maintain a dollar-weighted average maturity of from seven to thirty years under normal circumstances. While securities with longer maturities tend to produce higher yields than securities with shorter maturities, they are also subject to greater market fluctuations as a result of changes in interest rates.

The Trust expects the 1784 Short-Term Income Fund to maintain a dollar-weighted average effective maturity of not more than three years under normal circumstances. Effective maturity takes into account estimates of average life of mortgage-backed and asset-backed securities and anticipated exercises of calls and prepayment rights. Securities with shorter maturities generally are subject to less price movement than securities of comparable quality with longer maturities.

The Adviser may shorten the average maturity of a Fund substantially in anticipation of a change in the interest rate environment for temporary defensive purposes by investing in money market instruments and in money market funds. To the extent a Fund is invested in money market instruments and/or money market funds for temporary defensive purposes, the Fund will not be pursuing its investment objective. Under normal circumstances, it is anticipated that the annual portfolio turnover rate for each of these Funds will not exceed 100%; for the fiscal year ended May 31, 1995, this rate was 81% for the 1784 Income Fund and 85% for the 1784 Short-Term Income Fund.

For more information regarding the permitted investments and investment practices of the 1784 Income Fund and the 1784 Short-Term Income Fund, the purposes of these investments and investment practices and certain risks associated with certain of these investments and investment practices, and information regarding the ratings listed above, see "Certain Investment Policies and Guidelines," "Description of Permitted Investments and Techniques," the Appendix -- "Description of Ratings" and the Statement of Additional Information.

                   CERTAIN INVESTMENT POLICIES AND GUIDELINES
--------------------------------------------------------------------------------

The market value of each Fund's fixed income investments (including money market instruments) changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Securities with shorter maturities, such as those in which the 1784 Short-Term Income Fund primarily invests, generally produce lower yields than longer term securities of comparable quality and tend to be subject to less price movement. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of Fund securities affects the Fund's net asset value; under most circumstances, changes in the value of Fund securities will not affect cash income derived from these securities.

Each Fixed Income Fund's investments normally consist primarily of securities that are listed on recognized exchanges or actively traded in the over-the-counter market. Each Fixed Income Fund may also hold securities that are neither so listed nor so traded. However, none of the Fixed Income Funds invests more than 15% of its net assets in illiquid securities.

In general, mortgage-backed securities are subject to prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying these securities can be expected to accelerate. When the mortgage-backed securities held by a Fund are prepaid, the Fund must reinvest the proceeds in securities the yield of which reflects then-prevailing interest rates, which may be lower. Thus, mortgage-backed securities may not be an effective means of locking in long-term interest rates for the Funds.

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                                   I784 FUNDS

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For temporary defensive purposes, when the Adviser determines that market conditions warrant, each of the Fixed Income Funds may invest up to 100% of its assets in money market instruments described under "Description of Permitted Investments and Techniques," consisting of the following: (1) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) repurchase agreements; (3) bank obligations described under "Description of Permitted Investments and Techniques;" (4) commercial paper, other short-term debt securities or variable or floating rate instruments rated in one of the two highest short-term rating categories by a "nationally recognized statistical rating organization" as defined under Securities and Exchange Commission rules ("NRSRO") or of comparable credit quality as determined by the Adviser; and (5) asset-backed securities. The Funds may also invest, for temporary defensive purposes, in money market funds. To the extent a Fund is invested in money market instruments and/or money market funds for temporary defensive purposes, the Fund will not be pursuing its investment objective.

Each of the Fixed Income Funds may invest in floating or variable rate obligations and may purchase securities on a when-issued basis. Each of the Funds may also, from time to time, engage in securities lending; however, loans made by a Fund of the securities it holds may not exceed 33 1/3% of that Fund's total assets. Each of the Funds may enter into interest rate futures contracts and related options.

Investments in securities of foreign issuers may subject the 1784 Income Fund and 1784 Short-Term Income Fund to different risks than those attendant to investments in securities of U.S. issuers, such as changes in currency rates or exchange control regulations, differences in accounting, auditing and financial reporting standards, more volatile or less liquid markets, the possibility of expropriation or confiscatory taxation, and political instability. There may also be less publicly available information with regard to foreign issuers than domestic issuers. In addition, foreign markets may be characterized by less liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets.

The 1784 Income Fund and 1784 Short-Term Income Fund may invest in companies (or governments) of or within developed as well as developing countries throughout the world. Shareholders should be aware that investing in the fixed income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of developed countries. A developing country is generally considered to be one which is in the initial stage of its industrialization cycle with a low per capita income. Historical experience indicates that the markets of developing countries have been more volatile that the markets of developed countries with more mature economies; such markets often have provided higher rates of return and greater risks to investors. Such characteristics can be expected to continue in the future. Investment in securities of issuers based in developing countries entail all of the risks of investing in securities of foreign issuers but to a heightened degree. Each of these Funds may invest not more than 15% of its net assets in securities of issuers in developing countries and not more than 30% of its net assets in securities of foreign issuers, including the 15% it may invest in issuers in developing countries.

In the event a security owned by a Fixed Income Fund is downgraded below the rating categories discussed above, the Adviser will review and take action it deems appropriate with regard to the security.

                             INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

The investment objective of each Fund and the following investment limitations are fundamental policies of that Fund. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or

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                                   I784 FUNDS

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represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

A Fund may not:

1. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

2. Make loans except that a Fund may (a) purchase or hold debt instruments in accordance with its investment objectives and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

3. Borrow, except that a Fund may borrow money from banks and may enter into reverse repurchase agreements, in either case in an amount not to exceed 33 1/3% of the Fund's total assets and then only as a temporary measure for extraordinary or emergency purposes (e.g., to meet Shareholder redemption requests). A Fund will not purchase any securities for its portfolio at any time at which its borrowings equal or exceed 5% of its total assets (taken at market value).

4. With respect to 75% of the total assets of the Fund, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund.

The foregoing percentages apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

                                  THE ADVISER
--------------------------------------------------------------------------------

The First National Bank of Boston ("Bank of Boston" or the "Adviser") manages the assets of each Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Trust. Subject to such policies as the Board of Trustees of the Trust may determine, the Adviser makes investment decisions for each Fund. Jack A. Ablin, Senior Fund Manager, has been a manager of the 1784 U.S. Government Medium-Term Income Fund since June, 1993 (commencement of its operations) and of the 1784 Income Fund since July 1, 1994 (commencement of its operations). Mr. Ablin, who has more than nine years of investment management experience, has been a Senior Fund Manager at Bank of Boston since 1990. From 1987 to 1990, Mr. Ablin was a Fixed Income Portfolio Manager with Constitutional Capital Management Company. Emmett M. Wright, Fund Manager, has been a manager of the 1784 U.S. Government Medium-Term Income Fund and of the 1784 Income Fund since September 1, 1995. Mr. Wright, who has more than five years of investment management and research analysis experience, was an Associate Fund Manager at Bank of Boston from 1993 to 1994 and has been a Fund Manager at Bank of Boston since 1994. Mary K. Werler has been the manager of the 1784 Short-Term Income Fund since July 1, 1994 (commencement of its operations). Ms. Werler, who has more than six years of investment management experience, has been a Fund Manager at Bank of Boston since 1993. From 1987 to 1993, Ms. Werler was an Associate Portfolio Manager with Keystone Custodian Funds. For its services under the Advisory Agreement, the Adviser receives from each Fund a fee accrued daily and paid monthly at an annual rate equal to 0.74% (0.50% for the 1784 Short-Term

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                                   I784 FUNDS

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Income Fund) of the Fund's average daily net assets. However, the Adviser has agreed for an indefinite period of time to waive all or a portion of its fees in order to limit the total operating expenses of each of the Funds on an annualized basis to not more than 1.25% (1.00% for the 1784 Short-Term Income
Fund) of its average daily net assets; this limitation would not apply to any brokerage commissions, interest expense or taxes or to extraordinary expense items, including but not limited to litigation expenses. Fee waivers may be terminated at any time. From time to time the Adviser may also waive additional portions of its fees to reduce net operating expenses to less than the amounts specified above.

For the fiscal year ended May 31, 1995, the fees payable to the Bank of Boston under the Advisory Agreement with respect to each of the Funds were as follows: for the 1784 U.S. Government Medium-Term Income Fund, $837,109, of which $158,372 was voluntarily waived (after giving effect to such waiver, 0.60% of such Fund's average daily net assets for that fiscal year); for the 1784 Income Fund, $1,109,000, of which $588,122 was voluntarily waived (after giving effect to such waiver, 0.32% of such Fund's average daily net assets for that fiscal year); and for the 1784 Short-Term Income Fund, $144,000, of which $58,064 was voluntarily waived (after giving effect to such waiver, 0.27% of such Fund's average daily net assets for that fiscal year). In addition, the Bank of Boston contributed $77,295 to the 1784 Government Medium-Term Income Fund, $78,271 to the 1784 Income Fund and $14,876 to the 1784 Short-Term Income Fund to decrease the Funds' other operating expenses and to assist the Funds in maintaining a competitive expense ratio. Management's discussion of the Fixed Income Funds' performance is included in the Funds' Annual Report to Shareholders which investors may obtain without charge by contacting the Distributor. The Funds may execute brokerage or other agency transactions through the Adviser or an affiliate.

Bank of Boston, a national banking association, is the successor to a number of banking institutions, the first of which was chartered in 1784. All of the capital stock of Bank of Boston (except directors' qualifying shares) is owned by Bank of Boston Corporation, a registered bank holding company. Bank of Boston and its affiliates are engaged in providing a wide variety of financial services to individuals, corporate and institutional customers, governments, and other financial institutions throughout New England, the United States and internationally. These services include individual and community banking, consumer finance, mortgage origination and servicing, domestic corporate and investment banking, leasing, international banking services, commercial real estate lending, private banking, trust services, correspondent banking, and securities and payments processing. Bank of Boston's principal business address is 100 Federal Street, Boston, MA 02110. Prior to the organization of the Trust in 1993, the Adviser had not served as the investment adviser for management investment companies. The Adviser also manages the other funds comprising the Trust.

Bank of Boston has been providing asset management services since 1890. Its portfolio managers are responsible for investing in money market, equity, and fixed income securities and they have earned national recognition and respect. The investment management group within Bank of Boston which manages the Fixed Income Funds is the same group which has managed Bank of Boston's collective trust funds with similar investment objectives. As of December 31, 1994, Bank of Boston and its affiliates managed more than $13 billion in assets worldwide.

Bank of Boston and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Bank of Boston and its affiliates deal, trade and invest for their own account in certain types of securities purchased on behalf of the Funds. Bank of Boston and its affiliates may sell such securities to and purchase them from other investment companies sponsored by SEI Financial Services Company or its

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                                   I784 FUNDS

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affiliates. The Adviser has informed the Trust that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Bank of Boston or in the possession of any affiliate of Bank of Boston.

The Glass-Steagall Act prohibits certain financial institutions, such as Bank of Boston, from engaging in the business of underwriting securities of open-end investment companies, such as the Funds. Bank of Boston takes the position, based on the advice of counsel, that the investment advisory services it provides under the Advisory Agreement do not constitute underwriting activities and are consistent with the requirements of the Glass-Steagall Act and other relevant federal and state legal and regulatory precedent. State laws on this issue may differ from applicable federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Future changes in either federal or state statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future federal and state statutes and regulations, could prevent Bank of Boston from continuing to perform such services for the Trust. If Bank of Boston were to be prevented from acting as the Adviser, the Trust would seek alternative means for obtaining such services.

                               THE ADMINISTRATOR
--------------------------------------------------------------------------------

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), and the Trust are parties to an administration agreement dated as of June 1, 1993 (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.15% of the Trust's first $300 million of average daily net assets, 0.12% of the Trust's second $300 million of average daily net assets and 0.10% of the Trust's average daily net assets over $600 million. Each Fixed Income Fund's portion of such fee is based on the average daily net assets of such Fund. The Administrator has agreed to waive a portion of its fees on a month to month basis under certain circumstances for certain of the portfolios of the Trust.

               THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
--------------------------------------------------------------------------------

Boston Financial Data Services acts as dividend disbursing agent and shareholder servicing agent (the "Shareholder Servicing Agent") for the Funds, and receives a fee for these services. The principal business address for the Shareholder Servicing Agent is 2 Heritage Drive, North Quincy, MA 02171. State Street Bank and Trust Company acts as transfer agent (the "Transfer Agent") for the Funds, and receives a fee for these services. The principal business address for the Transfer Agent is 225 Franklin Street, Boston, MA 02110-2875.

                                THE DISTRIBUTOR
--------------------------------------------------------------------------------

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated as of June 1, 1993, and the Trust has adopted a distribution plan (the "Plan") dated as of June 1, 1993 pursuant to Rule 12b-1 under the Investment Company Act of 1940. As provided in the Distribution Agreement and the Plan, the Trust will pay the Distributor a fee for its services, calculated daily and paid monthly, at an annual rate of .25% of the average daily net assets of each Fixed Income Fund. The Distributor may apply all or a portion of this fee toward: (a) compensation for its services in connection with distribution assistance or provision of Shareholder services; or (b) payments to financial institutions and intermediaries such as banks (including Bank of Boston), savings and loan associations, insurance companies, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of Shareholder services. The Plan is

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                                   I784 FUNDS

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characterized as a "compensation plan" (in contrast to "reimbursement"
arrangements in which a distributor's compensation is linked directly to the distributor's expenses) since the distribution fee will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Distributor has agreed to waive the 12b-1 fee. This waiver may be terminated by the Distributor at any time.

The Trust may create one or more additional classes of shares of any or all of the Fixed Income Funds to be offered without distribution fees to certain types of investors.

The Funds may execute brokerage or other agency transactions through the Distributor, for which the Distributor receives compensation.

From time to time the Distributor may provide incentive compensation to employees of banks (including Bank of Boston), broker-dealers and investment counselors, and to its own employees, in connection with the sale of shares of the Funds or other portfolios of the Trust. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages. Such promotional incentives will be offered uniformly to all program participants and will be predicated upon the amount of shares of the Funds and other portfolios of the Trust sold by the participant.

                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

Shares of the Funds are sold on a continuous basis and may be purchased directly from the Trust's Distributor either by mail or by telephone. Shares may also be purchased through a broker-dealer which has established a dealer agreement with the Distributor.

Purchases of shares of each Fund may be made Monday through Friday except on days when the New York Stock Exchange or the Federal Reserve Bank of Boston is closed ("Business Days"). Current holidays for the New York Stock Exchange and/or the Federal Reserve Bank of Boston are New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving and Christmas. Except as provided below, the minimum initial investment in the shares is $1,000, and all subsequent purchases of shares must be at least $250. Minimum purchase amounts may be waived by the Distributor in its discretion. No minimum purchase amount applies to subsequent purchases made by reinvestment of dividends.

The purchase price for shares of a Fund is their net asset value next determined after the Distributor receives a purchase order in good form. Net asset value per share is determined as of the close of regular trading on the New York Stock Exchange, 4:00 p.m. ET, on each Business Day. Purchases will be made in full and fractional shares of a Fund calculated to three decimal places.

A purchase order for shares of a Fund will be effective as of the Business Day the order is received by the Distributor if the Distributor receives a purchase order, in good form, for the shares and payment (by wire transfer or check) for the shares before 4:00 p.m. ET on that day. Purchase orders submitted through broker-dealers which have established dealer agreements with the Distributor normally will be received by the Distributor on the Business Day after they are received by the broker-dealer. In certain circumstances where the agreement between the Distributor and the customer's broker so permits, a purchase order for additional shares of a Fixed Income Fund will be effective as of the Business Day the order is received by the Distributor if the Distributor receives a purchase order in good form for the shares before 4:00 p.m. ET on that day and payment (by wire transfer or check) for the shares is received before 4:00 p.m. ET within 3 Business Days thereafter.

By Mail
--------------------------------------------------------------------------------

Investors may purchase shares of any Fund by completing and signing an Account Application and
                                       14
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                                   I784 FUNDS

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mailing it, along with a check (or other negotiable bank instrument or money order) payable to the Fund in which shares are being purchased, e.g., "1784 U.S. Government Medium-Term Income Fund," "1784 Income Fund" or "1784 Short-Term Income Fund," to the Fund, P.O. Box 8524, Boston, MA 02266-8524. Subsequent purchases of shares may be made at any time by mailing a check (or other negotiable bank draft or money order) to the Fund.

Account Applications can be obtained by calling the Distributor at 1-800-252-
1784.

By Telephone
--------------------------------------------------------------------------------

If a Shareholder has previously submitted an Account Application, that Shareholder may also purchase shares by telephone by calling the Distributor toll-free at 1-800-252-1784. Orders by telephone will not be executed until an Account Application and payment have been received. In certain circumstances where the agreement between the Distributor and the customer's broker so permits, orders by telephone representing subsequent purchases of shares of a Fixed Income Fund will be executed prior to receipt of payment, but payment must be received before 4:00 p.m. ET within 3 Business Days thereafter.

Tax-Deferred Retirement Programs
--------------------------------------------------------------------------------

The Funds are eligible for purchase by tax-deferred retirement programs such as IRAs, KEOGHs, and 401(k) plans, and the minimum initial investment requirement for an account established under such a program is $250. Bank of Boston offers a number of tax-deferred retirement plans through which shares of a Fund may be purchased. All Fund accounts established under a tax-deferred retirement program must elect to have all dividends reinvested in the Fund.

Systematic Investment Plan (SIP)
--------------------------------------------------------------------------------

A Shareholder may also arrange for periodic additional investments in a Fixed Income Fund through automatic deductions by Direct Deposit (if available from a Shareholder's employer) or by Automatic Clearing House ("ACH") transactions from a checking account by completing the appropriate section of the Account Application. The Systematic Investment Plan is subject to account minimum initial purchase amounts and minimum maintained balance requirements. The minimum pre-authorized investment amount is $50 per month. An Account Application may be obtained by contacting the Distributor at 1-800-252-1784.

Other Information Regarding Purchases
--------------------------------------------------------------------------------

Shares of a Fund may also be purchased through financial institutions, including Bank of Boston, which provide shareholder service or other assistance to the Trust. Texas residents may only purchase shares through the Distributor. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose cut-off times for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor. Customers should contact their financial institution for information as to the institution's procedures for transmitting purchase, exchange or redemption orders to the Distributor. The Distributor's receipt of an order may be delayed by one or more Business Days.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Shareholder Servicing Agent.

Purchases may be made by ACH transactions, as well as by check or wire transfer.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

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                                   I784 FUNDS

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No certificates representing shares will be issued.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such offer. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures will include verification of a caller's identity by asking for his or her name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures to confirm that instructions communicated by telephone are genuine are not followed, the Fund may be liable for any losses to a Shareholder due to unauthorized or fraudulent instructions. Otherwise, the investor will bear all risk of loss relating to a purchase, redemption or exchange by telephone or a wire transfer.

For all purchases, if payment is not made or a check received for shares does not clear, the purchase will be cancelled and the investor could be liable for any losses to the Fund, including losses resulting from a decline in the net asset value of the applicable shares between the date of purchase and the date of cancellation, and for a check return fee up to $25.00, as applicable. Shares purchased will begin accruing dividends on the day following the date of purchase.

The net asset value per share of each Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Each Fund may use a pricing service to provide market quotations. A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, yield features, ratings, and developments related to a specific security.

                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Shareholders may redeem their shares on any Business Day and shares may ordinarily be redeemed by mail or telephone, with proceeds payable by check, ACH or wire transfer. A redemption is treated, for federal and state income tax purposes, as a sale of the Fund shares redeemed; a redemption could, therefore, result in taxable gain or loss to the Shareholder. If proceeds are paid by wire transfer, a wire transfer charge (presently $12.00) will be imposed.

By Mail
--------------------------------------------------------------------------------

A written request for redemption must be received by the Shareholder Servicing Agent in good form in order to constitute a valid request for redemption. All account holders must sign the redemption request. Under certain circumstances, the Shareholder Servicing Agent may require that the signatures on the request be guaranteed by a commercial bank, by a member firm of a domestic stock exchange, or by another eligible guarantor institution. Redemption requests may be mailed to the Shareholder Servicing Agent, P.O. Box 8524, Boston, MA 02260-8524.

By Telephone
--------------------------------------------------------------------------------

Shares may be redeemed by telephone if the Shareholder elects that option on the Account Application (unless a written redemption request, with the Shareholder's signature guaranteed, is required; see "Signature Guarantees" below). Telephone redemption orders must be placed with the Shareholder Servicing Agent prior to 4:00 p.m. ET on any Business Day to be effective on such day. The Shareholder may have the proceeds mailed to his or her address or wired to a commercial bank account previously designated on the Account Application. Telephone redemption requests may be made by calling the Shareholder Servicing Agent at 1-800-252-1784. Shareholders may not close their account by telephone. During periods of drastic economic or market changes or severe weather or other emergencies, Shareholders may find it difficult to implement a telephone redemption. If such a case should occur, another method of redemption, such as written request sent via an overnight delivery service, should be considered. The Funds' address for overnight deliveries is 1784 Funds, c/o Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.

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                                   I784 FUNDS

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Signature Guarantees
--------------------------------------------------------------------------------

If a Shareholder requests a redemption for an amount in excess of $25,000, a redemption of any amount to be payable to anyone other than the Shareholder of record or a redemption of any amount to be sent to any address other than the Shareholder's address of record with the applicable Fund (or in the case of ACH or wire transfers, other than as provided in the Shareholder's Account Application), all account holders on the Shareholder's account must sign a written redemption request and their signatures must be guaranteed by a commercial bank, by a member firm of a domestic stock exchange or by another eligible guarantor institution. The Trust and the Shareholder Servicing Agent reserve the right to amend these requirements for the applicable Fund at any time without notice. For questions about the proper form of redemption requests, call 1-800-252-1784.

Other Information Regarding Redemptions
--------------------------------------------------------------------------------

All redemption orders for shares of the Funds are effected at the net asset value per share next determined after receipt, by the Shareholder Servicing Agent, of a valid request for redemption in good form, as described above. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Shareholder Servicing Agent of the request for redemption. A redemption must involve either shares having an aggregate value of at least $250 or all the shares in an account. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures will include verification of a caller's identity by asking for his or her name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures to confirm that instructions communicated by telephone are genuine are not followed, the Fund may be liable for any losses to a Shareholder due to unauthorized or fraudulent instructions. Otherwise, the investor will bear all risk of loss relating to a purchase, redemption or exchange by telephone or a wire transfer.

Forwarding of redemption proceeds for shares purchased, or received in exchange for shares purchased, by check (including certified or cashier's checks) may be delayed for 15 or more days to ensure that payment has been collected for the purchase of such shares. Each Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in Fund securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder (and not solely because of market declines), the account of such Shareholder in the Fund has a value of less than the minimum initial purchase amount (normally $1,000). Accordingly, an investor purchasing shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least the minimum amount. Accounts established under a tax-deferred retirement program may be subject to involuntary redemption as described above only if such account has a value of less than $250, the minimum initial purchase amount for such accounts.

The right of any Shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted, or to the extent otherwise permitted by the Investment Company Act of 1940, if an emergency exists. See "Purchase and Redemption of

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                                   I784 FUNDS

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Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

                           SYSTEMATIC WITHDRAWAL PLAN
--------------------------------------------------------------------------------

A Shareholder may direct the Shareholder Servicing Agent to send him or her regular monthly, quarterly, semi-annual or annual payments, as designated on the Account Application and based upon the value of his or her account. Each payment under a systematic withdrawal plan must be at least $100, except in certain limited circumstances. A withdrawal payment under the plan is treated, for federal and state income tax purposes, as a sale of a number of Fund shares sufficient to fund the payment; such payment could, therefore, result in taxable gain or loss to the Shareholder.

                                   EXCHANGES
--------------------------------------------------------------------------------

Some or all of the shares of a Fixed Income Fund for which payment has been received by the Distributor (i.e., an established account) may be exchanged at their net asset value for shares of one or more of the other portfolios of the Trust, including shares of another Fixed Income Fund. Exchanges will be made only after instructions in writing or by telephone are received for an established account by the Distributor.

In the case of shares held of record by Bank of Boston or one of its affiliates but beneficially owned by a Customer, to exchange such shares the Customer should contact Bank of Boston or the affiliate, who will contact the Distributor and effect the exchange on behalf of the Customer. If an exchange request in good order is received by the Distributor by 4:00 p.m. ET on any Business Day, the exchange usually will occur on that day; however, requests for exchange for shares of a money market fund must be received earlier than 4:00 p.m. ET (in cases when regular trading on the New York Stock Exchange closes earlier than 4:00 p.m. ET, as early as 12:00 noon ET) for the exchange to occur on that day. Any Shareholder or Customer who wishes to make an exchange must have received a current prospectus of the portfolio in which he or she wishes to invest before the exchange will be effected. Residents of any state may only exchange shares for shares of another portfolio of the Trust if that portfolio is registered in that state.

Each exchange must involve either shares having an aggregate value of at least $250 or all the shares in the account, and the amount of the exchange must meet the minimum investment requirements for the portfolio of the Trust into which the exchange is being made.

Exchanges may be made by telephone only if that option has been elected by the Shareholder on the Account Application. Shares may be exchanged by telephone by calling the Distributor toll free at 1-800-252-1784.

No fees are currently charged to Shareholders directly in connection with exchanges, although each of the Fixed Income Funds reserves the right, upon not less than 60 days' written notice, to charge Shareholders a nominal fee in accordance with rules promulgated by the SEC. Each of the Fixed Income Funds also reserves the right to reject any exchange request in whole or in part. The exchange privilege (or any aspect of it) may be changed or terminated at any time.

An exchange is treated, for federal and state income tax purposes, as a sale of the Fixed Income Fund shares exchanged; an exchange could, therefore, result in taxable gain or loss to the Shareholder.

                                  CHECKWRITING
--------------------------------------------------------------------------------

A Shareholder in the 1784 Short-Term Income Fund may redeem shares by writing checks on his or her account for $250 or more. Once a Shareholder has signed and returned a signature card agreement, that Shareholder will receive a supply of checks.

A check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears. The checkwriting privilege is available on the terms specified in the signature card agreement and may be terminated or changed by the Fund at any time.

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                                   I784 FUNDS

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Because of the difficulty of determining in advance the exact value of a Fund account, a Shareholder may not use a check to close his or her account. These checks are currently free, i.e. there is no charge for this service; however, the Shareholder's account will be charged a fee for stopping payment of a check upon a Shareholder's request or if the check cannot be honored because of insufficient funds or for other valid reasons.

A redemption by check is treated, for federal and state income tax purposes, as a sale of the Fund shares redeemed and could, therefore, result in taxable gain or loss to the Shareholder.

                                  PERFORMANCE
--------------------------------------------------------------------------------

From time to time, the Trust may advertise a Fund's yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over one year and is shown as a percentage of the investment.

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment, net of any sales charge imposed, for designated time periods (including but not limited to the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

A Fund's performance may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

                                     TAXES
--------------------------------------------------------------------------------

The following is a discussion of certain United States federal income tax considerations relevant to the purchase, ownership, and disposition of shares in the Funds. The discussion, which is based on current tax laws, regulations, rulings, and judicial decisions (all of which are subject to change at any time by legislative, judicial, or administrative action), is not intended to be complete; therefore, prospective investors should consult their own tax advisers as to the tax consequences to them of an investment in a Fund. Additional information concerning taxes is set forth in the Statement of Additional Information.

Tax Status of the Fixed Income Funds
--------------------------------------------------------------------------------

Each Fund is treated as a separate entity for federal income tax purposes, and is not combined with the other Funds or the Trust's other portfolios. The Trust intends to qualify each Fund each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and to make distributions to that Fund's shareholders in accordance with the timing requirements set out in the Code. As a result, it is expected that the Funds will not be required to pay any federal income or excise taxes, although foreign source income received by the 1784 Income Fund or the 1784 Short-Term Income Fund may be subject to foreign withholding taxes.

Tax Treatment of Shareholders
--------------------------------------------------------------------------------

1784 U.S. Government Medium-Term Income Fund

Shareholders of the 1784 U.S. Government Medium-Term Income Fund generally will have to pay federal income taxes and may be subject to state or local taxes on the dividends and capital gain distributions they receive from the Fund, whether paid in cash or in additional shares. Distributions from net investment income and short-term capital gains will be taxable to Shareholders as ordinary income, while Fund distributions of net capital gains (the excess of net long-

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
term capital gains over net short-term capital losses) will be taxable to Shareholders as long-term capital gains, regardless of how long the Shareholders have held their shares.

Distributions that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not from capital gains realized upon the disposition of such obligations) may be exempt from state and local taxes. The Trust intends to advise Shareholders of the extent, if any, to which Fund distributions consist of such interest.

1784 Short-Term Income Fund and 1784 Income Fund

Shareholders of these Funds normally will have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from a Fund, whether paid in cash or in additional shares. Distributions from net investment income and short-term capital gains will be taxable to Shareholders as ordinary income, while distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to Shareholders as long-term capital gains, regardless of how long Shareholders have held their shares.

General

The Trust expects that none of the dividends received from the Funds will be eligible for the dividends received deduction for corporations. Any Fund dividend that is declared in October, November, or December of a calendar year, payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the Shareholders on December 31 of the year in which the dividend is declared.

The Trust will make annual reports to Shareholders of the federal income tax status of all distributions from each Fund.

The exchange or redemption of Fund shares is a taxable event to the Shareholder; however, under certain circumstances, realized losses may be disallowed and short-term capital losses may be converted into long-term capital losses.

The Funds will generally withhold tax payments at the rate of 30% on dividends and other payments that are subject to such withholding and that are made to persons who are neither citizens nor residents of the U.S., although the 30% rate may be reduced to the extent provided by an applicable tax treaty. Each Fund is also required in certain circumstances to apply backup withholding of 31% of taxable dividends and certain redemption proceeds paid to any Shareholder (including a Shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% (or lower treaty rate) withholding.

                              GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust
--------------------------------------------------------------------------------

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated February 5, 1993. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each of the portfolios (referred to as "series") of the Trust, each of which is a separate fund. In addition to the Fixed Income Funds, the Trust includes the following funds: 1784 Institutional U.S. Treasury Money Market Fund, 1784 U.S. Treasury Money Market Fund, 1784 Tax-Free Money Market Fund, 1784 Growth and Income Fund, 1784 Asset Allocation Fund, 1784 International Equity Fund, 1784 Tax-Exempt Medium-Term Income Fund, 1784 Massachusetts Tax-Exempt Income Fund, 1784 Connecticut Tax-Exempt Income Fund, and 1784 Rhode Island Tax-Exempt Income Fund. All consideration received by the Trust for shares of any

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
fund and all assets of such fund belong to that fund and are subject to liabilities related thereto. The Trust reserves the right to create and issue additional series of shares, and reserves the right to create and issue shares of additional classes of any or all series.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses and reports to Shareholders, costs of custodian services and registering the shares of the Funds and other series under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes, and amortization of organization expenses, and any extraordinary expenses including but not limited to litigation expenses. For the fiscal year ended May 31, 1995, the total expenses of each of the Funds were as follows: for the 1784 U.S. Government Medium-Term Income Fund, $1,449,843, of which $544,860 was voluntarily waived or reimbursed by the Bank of Boston (after giving effect to such waiver or reimbursement, 0.80% of such Fund's average daily net assets for that fiscal year); for the 1784 Income Fund, $1,808,186, of which $985,091 was voluntarily waived or reimbursed by the Bank of Boston (after giving effect to such waiver or reimbursement, 0.55% of such Fund's average daily net assets for that fiscal year); and for the 1784 Short-Term Income Fund, $357,999, of which $221,254 was voluntarily waived or reimbursed by the Bank of Boston (after giving effect to such waiver or reimbursement, 0.48% of such Fund's average daily net assets for that fiscal year).

Under applicable law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a Shareholder incurring financial loss on account of such Shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations and inadequate insurance existed. The Trust believes that the likelihood of such circumstances is remote.

Trustees of the Trust
--------------------------------------------------------------------------------

The management and affairs of the Trust are supervised by its Board of Trustees. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and Shareholder services to the Trust.

Voting Rights
--------------------------------------------------------------------------------

Each share held entitles the Shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

Reporting
--------------------------------------------------------------------------------

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

Shareholder Inquiries
--------------------------------------------------------------------------------

Shareholder inquiries should be directed to SEI Financial Management Corporation, P.O. Box 1784, Wayne, Pennsylvania 19087-8784, at 1-800-252-1784.

Dividends and Distributions
--------------------------------------------------------------------------------

Substantially all of the net investment income (not including capital gains) of the Fixed Income Funds is distributed in the form of dividends which are declared daily and paid monthly. Shareholders of record will be entitled to receive the dividend, except that shares will not begin accruing dividends until the day following the date of their purchase. On redemption, a shareholder will receive dividends through and

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
including the day a valid redemption request is received by the Shareholder Servicing Agent. Currently, capital gains of the Funds, if any, will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution.

Dividends and distributions of the Funds are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If the shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

If dividend payments are returned and unclaimed within 30 days, they will be reinvested and the Shareholder will be deemed to have elected to receive future dividend and capital gain distributions in additional shares.

Counsel and Independent Accountants
--------------------------------------------------------------------------------

Bingham, Dana & Gould LLP, Boston, MA, serve as counsel to the Trust. Coopers & Lybrand L.L.P., Boston, MA, serve as the independent accountants of the Trust.

Custodian
--------------------------------------------------------------------------------

Bank of Boston, 100 Federal Street, Boston, MA 02110, acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Foreign securities may be held through subcustodians approved by the Trust's Board of Trustees. Under a separate agreement, Bank of Boston also provides certain accounting services for the Trust.

              DESCRIPTION OF PERMITTED INVESTMENTS AND TECHNIQUES
--------------------------------------------------------------------------------

The following is a description of certain of the permitted investments and investment techniques for the Funds. Not all of the Funds will normally invest in all of the investments, nor engage in all of the investment techniques, listed below. See "Investment Policies." Except as specifically stated below or elsewhere in this Prospectus or in the Statement of Additional Information with respect to certain of the Funds' permitted investments and investment techniques, there are no limits on the amount of assets a Fund may invest in particular types of securities.

U.S. Treasury Obligations -- U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities. These securities are usually structured with two classes that receive different portions of the interest and principal payments from the underlying obligation. The yield to maturity on the interest-only class is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only class generally is unusually volatile in response to changes in interest rates. See "Zero Coupon Securities" below for more information on these securities.

Receipts -- A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"),

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                                   I784 FUNDS

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and "Certificates of Accrual on Treasury Securities" ("CATS"). TRs, TIGRs, and
CATS are sold as zero coupon securities. See "Zero Coupon Securities" below for more information on these securities.

U.S. Government Agencies -- Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association, "FNMA").

Bank Obligations -- A Fund may invest in bank obligations, i.e., certificates of deposit, time deposits (including Eurodollar time deposits) and bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. A Fund may invest in such obligations, however, only if the issuer (or the parent company, in the case of subsidiaries or branches) has assets of at least $1 billion, and only if the Adviser deems the bank obligation to be of comparable credit quality to the commercial paper in which the applicable Fund may invest.

Bankers' Acceptances -- A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit -- A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

Money Market Funds -- A money market fund is an investment company that limits its investments to high quality money market instruments with a weighted average maturity of 90 days or less. A Fund may not invest more than 5% of its assets in any one money market fund or more than 10% of its assets in other investment companies, including money market funds. When a Fund invests in a money market fund, a Shareholder bears not only his or her proportionate share of the Fund's expenses, but also indirectly his or her share of the expenses of the money market fund, including management fees.

Time Deposits -- A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities; therefore, no Fund will invest more than 15% of its net assets in such time deposits and other illiquid securities.

Options -- A Fund may engage in writing call options from time to time as the Adviser deems appropriate. Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. Call options written on individual securities are written solely as covered call options (such as options written on securities owned by the Fund) and may be written in order to generate additional income or for hedging purposes. Such options must be listed on a national securities exchange. In order to close out an option position, the Fund may enter into a "closing purchase transaction" --
 the purchase of a call option on the same security with the same exercise price and expiration date as any call option which it may previously have written on any particular security. When the Fund security is sold, the Fund effects a closing purchase transaction so as to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the

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                                   I784 FUNDS

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option expires or the Fund delivers the underlying security upon exercise.

Each Fund may write covered call options on its securities provided the aggregate value of such options does not exceed 10% of the Fund's net assets as of the time such options are entered into by the Fund.

Each Fund may purchase put options on its securities provided the aggregate value of such options does not exceed 10% of the Fund's net assets as of the time such options are entered into by the Fund. Under a put option, the purchaser of the option has the right to sell the underlying security at the exercise price during the option period.

There are risks associated with options transactions, including the following:
(1) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of individual securities, market fluctuations and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by a Fund and price movements of the related options; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Futures and Options on Futures -- A Fund may also enter into bond and interest rate futures contracts and options on futures contracts provided that the sum of the Fund's initial margin deposits on open futures contracts plus the amount paid for premiums for unexpired options on futures contracts does not exceed 5% of the market value of the Fund's total assets and the outstanding obligations to purchase securities under futures contracts do not exceed 20% of the Fund's total assets. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will minimize the risk that it will be unable to close out a futures contract by entering into only those futures contracts which are traded on national futures exchanges.

It is intended that the Funds would use futures contracts and related options only for bona fide hedging purposes, i.e., to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. There are risks associated with these hedging activities, including the following: (1) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures;
(3) there may not be a liquid secondary market for a futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

Variable and Floating Rate Instruments -- Certain of the obligations purchased by the Funds may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature permitting the holder to demand payment of principal at any time, or at specified intervals. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security; a Fund will not invest more than 15% of its net assets in illiquid securities.

The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

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                                   I784 FUNDS

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Interest Rate Swaps -- An interest rate swap is a transaction in which the parties involved exchange variable-rate instruments for fixed-rate instruments. A Fund would undertake a swap if it believed that interest rates were moving in a manner that made holding one type of instrument more advantageous than the other. Thus, the success of a swap depends on the Adviser's ability to predict correctly the movement of interest rates.

Commercial Paper -- Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from one to 270 days.

Securities of Foreign Issuers -- Investments in securities of foreign issuers are subject to special risks such as future adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, more volatile or less liquid markets, the possible establishment of exchange controls or taxation at the source, greater fluctuation in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions. These risks are heightened for securities of issuers in developing countries. Such investments may also entail higher custodial fees than domestic investments. Foreign securities issuers are often subject to accounting treatment and engage in business practices different from those of domestic securities issuers. Each of the 1784 Income Fund and 1784 Short-Term Income Fund may invest up to 15% of its net assets in securities of issuers in developing countries and up to 30% of its net assets in securities of foreign issuers, including the 15% it may invest in the securities of issuers in developing countries.

Foreign Currency Transactions -- Each of the 1784 Income Fund and 1784 Short-Term Income Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates in connection with hedging and other non-speculative strategies involving specific settlement transactions, so long as such transactions do not exceed 20% of the Fund's total assets. A Fund will conduct currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward contracts to purchase or sell currencies. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which must be more than two days from the date of the contract, at a price set at the time of the contract. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. These contracts are entered into in the interbank market conducted directly between currency traders (typically commercial banks or other financial institutions) and their customers.

Loan Participations -- The 1784 Short-Term Income Fund and 1784 Income Fund may invest in interests in loans to U.S. corporations (i.e., borrowers) which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower of the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. The Fund may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Fund may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower because it may be necessary under the terms of the loan participation for the Fund to assert its rights against the borrower through the intermediary bank. Moreover, under the terms of a loan participation the purchasing Fund may be regarded as a creditor of the intermediary bank (rather

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is limited and any such participation purchased by a Fund may be regarded as illiquid; no Fund will invest more than 15% of its net assets in illiquid securities.

Restricted Securities -- Securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration are referred to as "restricted securities." Each of the Fixed Income Funds may invest up to 15% of its net assets in illiquid securities, including restricted securities; however, this limit will not apply to a restricted security if it is determined by or under the direction of the Trust's Board of Trustees, based on trading markets for the specific restricted security, that such security is liquid. The liquidity of these investments could be impaired if trading does not develop or declines. In the case of illiquid securities, the absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid securities may involve time-consuming negotiation and legal expense, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

Repurchase Agreements -- A repurchase agreement is an agreement by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the purchase price. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Adviser will enter into repurchase agreements on behalf of a Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Pursuant to an exemptive order from the SEC, each of the Funds may enter into repurchase agreements on a pooled basis with other portfolios of the Trust.

Mortgage-Backed Securities -- Each of the Funds may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. Government agency. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and the Federal Home Loan Mortgage Corporation. The 1784 Income Fund and 1784 Short-Term Income Fund may also invest in mortgage-backed securities issued by non-governmental entities which consist of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top three categories by S&P or Moody's or are of comparable quality as determined by the Adviser. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. The Funds will purchase only CMOs and REMICs that are backed solely by GNMA certificates or other mortgage pass-through certificates issued or guaranteed by the U.S. Government or its agencies and instrumentalities. However, the guarantees do not extend to the mortgage-backed securities' value, which is likely to vary inversely with fluctuations in interest rates. Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund reinvests the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time.

Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Adviser believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine the average maturity of a Fund, the Adviser will use an estimate of the average life of a mortgage-backed security. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Adviser will be the actual average life.

Mortgage "Dollar Roll" Transactions -- Each of the 1784 Income and the 1784 Short-Term Income Funds may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers pursuant to which the Fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. The Funds will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Each Fund will not commit more than 20% of its total assets to dollar roll transactions.

Asset-Backed Securities -- Asset-backed securities consist of securities secured by company receivables, truck and auto loans, leases, and credit card receivables. These issues are normally traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Because prepayment of those underlying financial assets affects the maturity of asset-backed securities, the Adviser will use estimates of the average life of asset-backed securities in order to determine the effective maturity of the Funds. See "Mortgage-Backed Securities" for more information on estimates of average life. There can be no assurance that the average life of an asset-backed security as estimated by the Adviser will be the actual average life.

Standby Commitments -- A Fund may acquire securities subject to a standby commitment which permits a Fund to sell the security at a fixed price prior to maturity. The underlying municipal securities subject to a standby commitment may be sold at any time at the market rates. In certain cases, a premium may be paid for a standby commitment. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving standby commitments is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. Each Fund will limit standby commitment transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Trust's Board of Trustees.

There is no limit to the percentage of Fund securities that any Fund may purchase subject to a standby commitment but the amount paid directly or indirectly for a standby commitment held by any Fund will not exceed 1/2 of 1% of the value of the total assets of the Fund.

Municipal Securities -- Municipal securities which the 1784 Income and the 1784 Short-Term Income Funds may purchase include (i) debt obligations issued by or

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. Municipal notes include (but are not limited to) general obligation notes, tax anticipation notes, revenue anticipation notes, bond obligation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include (but are not limited to) general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, e.g., tolls from a toll bridge. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities also include participations in municipal leases. These are undivided interests in a portion of an obligation in the form of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. In light of these concerns, the Trust has adopted and follows procedures for determining whether municipal lease securities purchased by a Fund are liquid and for monitoring the liquidity of municipal lease securities held in the Fund's portfolio. The procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in the security, the nature of the marketplace in which the security trades, the credit quality of the security, and other factors which the Adviser may deem relevant.

Forward Commitments or Purchases on a When-Issued Basis -- Each of the Funds may enter into forward commitments or purchase securities on a when- issued basis, which means that the price of the securities is fixed at the time of commitment and that the delivery and payment will ordinarily take place beyond customary settlement time. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging the Fund's assets; the securities are also subject to fluctuation in value pending settlement based upon public perception of the creditworthiness of the issuer of these securities. Securities purchased on a when-issued or forward commitment basis may expose a Fund to risk because such securities may experience such fluctuations in value prior to their actual delivery. Agreements to purchase securities on a when-issued or forward commitment basis will only be made with the intention of taking delivery and not for speculative purposes. A Fund may invest up to 25% of its assets in forward commitments or commitments to purchase securities on a when-issued basis. While awaiting

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
delivery of securities purchased on such bases, a Fund will establish a segregated account consisting of cash, short-term money market instruments or high quality debt securities equal to the amount of the commitments to purchase securities on such bases.

Zero Coupon Securities -- A zero coupon security pays no interest or principal to its holder during its life. A zero coupon security is sold at a discount, frequently substantial, and redeemed at face value at its maturity date. The amount of the discount is accrued over the life of the security and constitutes the income earned on the security for both accounting and tax purposes. The market prices of zero coupon securities are generally more volatile than the market prices of securities of similar maturity that pay interest periodically, and zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Securities Lending -- In order to generate additional income, a Fund may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies or any combination of cash and such securities as collateral equal at all times to 100% of the market value of the securities lent plus accrued interest. A Fund may lend up to 33 1/3% of its total assets. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk.

Convertible Securities -- The 1784 Income and 1784 Short-Term Income Funds may invest in convertible securities. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. The convertible securities in which the Fund may invest include both debt obligations and preferred stock. Each Fund will not invest more than 20% of its total assets in these securities.

Guaranteed Investment Contracts ("GIC") -- The 1784 Income and 1784 Short-Term Income Funds may invest in GICs. A GIC is contract between an insurance company and, generally, an institutional investor that guarantees the investor a specified interest rate for a specified period and the return of the investor's principal. Each Fund will not invest more than 20% of its total assets in GICs.

Warrants -- The 1784 Income and 1784 Short-Term Income Funds may invest in warrants. Each Fund may invest up to 2% of its net assets in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe for a specified amount of the corporation's capital stock at a set price for a specified period of time.

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                                   I784 FUNDS

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                                    APPENDIX

                             DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

The following descriptions are summaries of certain published ratings.

Description of Commercial Paper Ratings
--------------------------------------------------------------------------------

The following descriptions of commercial paper ratings have been published by Standard and Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch") and Duff & Phelps Credit Rating Company ("Duff").

S&P's ratings are graded into several categories of which A is the highest. This category is divided into sub-categories as follows:

A-1 This highest sub-category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

Commercial paper issues rated F-1+, F-1 and F-2 by Fitch are judged by Fitch to be of "exceptionally strong" quality, "very strong" quality, and "good"quality, respectively, on the basis of relative repayment capacity.

Duff's ratings are graded into several categories of which 1 is the highest. This category is divided into sub-categories as follows:

Duff 1+ This rating indicates the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 This rating indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- This rating indicates a high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2 This rating indicates a good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Description of Corporate Bond Ratings
--------------------------------------------------------------------------------

Bonds rated AAA by S&P have the highest rating S&P assigns to debt obligations. Such a rating indicates an extremely strong capacity to repay principal and pay interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to repay principal and pay interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

--------------------------------------------------------------------------------
                                   I784 FUNDS

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Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.

Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa by Moody's are considered to be medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over and great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Bonds rated AAA by Duff are judged to be of the highest credit quality. The risk factors are negligible.

Bonds rated AA by Duff are judged to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly because of economic conditions.

Bonds rated A by Duff possess protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Bonds rated BBB by Duff possess below average protection factors but still considered sufficient for prudent investments. There may be considerable variability in risk during economic cycles.

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--------------------------------------------------------------------------------
PROSPECTUS

                       [LOGO OF 1784 FUNDS APPEARS HERE]

                              Investment Adviser:
                       THE FIRST NATIONAL BANK OF BOSTON

1784 FUNDS (the "Trust") is a mutual fund consisting of several professionally managed portfolios, or funds, of securities. The Trust provides a convenient way to invest in one or more of these funds. This Prospectus relates to shares of the following tax-exempt funds (the "Funds" or the "Tax-Exempt Funds"):

                    1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
                   1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
                    1784 RHODE ISLAND TAX-EXEMPT INCOME FUND
                    1784 CONNECTICUT TAX-EXEMPT INCOME FUND

Shares of the Funds are offered primarily to individuals and institutional investors, including accounts for which The First National Bank of Boston ("Bank of Boston"), its affiliates and correspondents, and other financial institutions act in a fiduciary, agency or custodial capacity. Investors in shares of the Funds are referred to hereinafter as "Shareholders." Shares of the Funds are currently offered without any sales charges.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANK OF BOSTON OR ANY OF ITS AFFILIATES. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISKS, INCLUDING RISK TO PRINCIPAL.

This Prospectus sets forth concisely the information about the Trust and the Funds that a prospective investor should know before investing in the Funds. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information, dated October 2, 1995, has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087 or by calling 1-800-252-1784. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

October 2, 1995
as supplemented December 4, 1995

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                    Page
--------------------------------------------------------
Expense Summary                                        2
Summary                                                3
Condensed Financial Information                        6
The Trust                                              7
Investment Objective                                   7
Investment Policies                                    7
Certain Investment Policies and Guidelines            10
Investment Limitations                                11
The Adviser                                           12
The Administrator                                     14
The Shareholder Servicing Agent and Transfer Agent    14

                                                     Page
---------------------------------------------------------
The Distributor                                        14
Purchase of Shares                                     15
Redemption of Shares                                   17
Systematic Withdrawal Plan                             19
Exchanges                                              19
Performance                                            19
Taxes                                                  20
General Information                                    22
Description of Permitted Investments and Techniques    24
Appendix A/Description of Ratings                     A-1
Appendix B/Taxable Equivalent Yield Tables            B-1

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

Following are (i) a tabular summary of expenses relating to purchases and sales of shares of each of the Tax-Exempt Funds and annual operating expenses of the Funds, and (ii) an example illustrating the dollar cost of such expenses on a hypothetical $1,000 investment in each of the Funds.

Shareholder Transaction Expenses
--------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases (as a percentage of offering
 price)                                                                    None
Sales Charge Imposed on Reinvested Dividends (as a percentage of offering
 price)                                                                    None
Deferred Sales Charge Imposed on Redemptions (as a percentage of offering
 price)                                                                    None
Redemption Fees (1)                                                        None
Exchange Fee                                                               None

Annual Operating Expenses
--------------------------------------------------------------------------------
(As a percentage of average net assets)

                          1784
                          Tax-Exempt  1784          1784         1784
                          Medium-     Massachusetts Rhode Island Connecticut
                          Term        Tax-Exempt    Tax-Exempt   Tax-Exempt
                          Income Fund Income Fund   Income Fund  Income Fund
----------------------------------------------------------------------------
Advisory Fees (after fee
 waiver) (2)                    0.60%         0.60%        0.60%       0.60%
12b-1 Fee (after fee
 waiver) (2)                     None          None         None        None
Other Expenses (2)              0.20%         0.20%        0.20%       0.20%
----------------------------------------------------------------------------
Total Operating Expenses
 (2)                            0.80%         0.80%        0.80%       0.80%
----------------------------------------------------------------------------

(1) If proceeds of a redemption of Fund shares are paid by wire transfer, a wire transfer charge (presently $12.00) will be imposed.
(2) Bank of Boston, which serves as the Adviser for the Trust, has agreed to waive its fee in an amount that operates to limit total operating expenses of each of the Tax-Exempt Funds to not more than 1.25% of average daily net assets on an annualized basis; this limitation would not apply to any brokerage commissions, interest expense or taxes or to extraordinary expense items, including but not limited to litigation expenses. SEI Financial Services Company, which acts as Distributor of the Trust's shares, has agreed to waive its 12b-1 fee, which is computed at an annual rate of 0.25% of each Fund's average daily net assets. If the Distributor should terminate this waiver, after a substantial period of time annual payment of this fee may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. SEI Financial Management Corporation, which acts as the Trust's Administrator, has agreed to waive its fee from certain funds of the Trust to assist these funds in maintaining a competitive expense ratio. Bank of Boston contributes to the Funds in order to limit other operating expenses and to assist the Funds in maintaining a competitive expense ratio. Fee waivers by the Adviser, Administrator and Distributor, and contributions by the Bank of Boston, are voluntary and may be terminated at any time. From time to time the Adviser may also waive additional portions of its fees to reduce net operating expenses to less than that shown in the table above. Certain other parties may also agree to waive portions of their fees from time to time on a month to month basis. Additional information may be found under "The Adviser," "The Administrator" and "The Distributor." Absent waivers, the Adviser's investment advisory fee is calculated at an annual rate of 0.74% of the average daily net assets of each of the Tax-Exempt Funds. Absent the waiver of fees by the Distributor, Adviser and Administrator, and voluntary contributions by the Bank of Boston, other expenses and estimated total operating expenses would be as follows: 0.27% and 1.26% of average daily net assets of the 1784 Tax-Exempt Medium-Term Income Fund, 0.36% and 1.35% of average daily net assets of the 1784 Massachusetts Tax-Exempt Income Fund, 0.61% and 1.60% of average daily net assets of the 1784 Rhode Island Tax-Exempt Income Fund and 0.41% and 1.40% of average daily net assets of the 1784 Connecticut Tax-Exempt Income Fund, in each case on an annualized basis. Other expenses are based on actual expenses for each Fund's fiscal year ended May 31,

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1995, and include expense items described under "General Information -- The Trust." A person who purchases shares through a financial institution may be charged separate fees by the financial institution.

Example
--------------------------------------------------------------------------------

An investor would pay the following expenses on a hypothetical $1,000 investment assuming a 5% annual total return and redemption at the end of each time period:

                                           1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------
1784 Tax-Exempt Medium-Term Income Fund        $8     $26     $44      $99
1784 Massachusetts Tax-Exempt Income Fund      $8     $26     $44      $99
1784 Rhode Island
 Tax-Exempt Income Fund                        $8     $26     $44      $99
1784 Connecticut
 Tax-Exempt Income Fund                        $8     $26     $44      $99

Absent voluntary waivers by the Adviser, Distributor and Administrator and contributions made by the Bank of Boston, the amounts for this example for one year, three years, five years and ten years would be $13, $40, $69 and $152 for the 1784 Tax-Exempt Medium-Term Income Fund, $14, $43, $74 and $162 for the 1784 Massachusetts Tax-Exempt Income Fund, $16, $50, $87 and $190 for the 1784 Rhode Island Tax-Exempt Income Fund and $14, $44, $77 and $168 for the 1784 Connecticut Tax-Exempt Income Fund. The example is based on actual expenses for each Fund's fiscal year ended May 31, 1995. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN, AND ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Funds. Additional information may be found under "General Information -- The Trust," "The Adviser," "The Administrator" and "The Distributor."

                                    SUMMARY
--------------------------------------------------------------------------------

The following information is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus and in the Statement of Additional Information.

1784 Funds (the "Trust") is an open-end management investment company which provides a convenient way to invest in one or more professionally managed funds of securities. The following provides basic information about the 1784 Tax-Exempt Medium-Term Income Fund, 1784 Massachusetts Tax-Exempt Income Fund, 1784 Rhode Island Tax-Exempt Income Fund and 1784 Connecticut Tax-Exempt Income Fund (each, a "Fund" or a "Tax-Exempt Fund," and collectively, the "Funds" or the "Tax-Exempt Funds"). The 1784 Tax-Exempt Medium-Term Income Fund is a diversified fund; each of the 1784 Massachusetts Tax-Exempt Income Fund, the 1784 Rhode Island Tax-Exempt Income Fund, and the 1784 Connecticut Tax-Exempt Income Fund (collectively, the "State Funds") is a non-diversified fund.

What Is the Investment Objective? The investment objective of the 1784 Tax-Exempt Medium-Term Income Fund is current income, exempt from federal income taxes, consistent with preservation of capital. The investment objective of the 1784 Massachusetts Tax-Exempt Income Fund is current income, exempt from both federal and Massachusetts personal income taxes, consistent with the preservation of capital. The investment objective of the 1784 Rhode Island Tax-Exempt Income Fund is current income exempt from federal income tax, from Rhode Island personal income tax and from the Rhode Island business corporation tax. The investment objective of the 1784 Connecticut Tax-Exempt Income Fund is current income exempt from both federal and Connecticut personal income taxes. Preservation of capital is a secondary objective for each of these Funds. Each Fund's investment

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
objective may be changed only with the consent of holders of a majority of that Fund's outstanding shares. There can be no assurance that any Tax-Exempt Fund will achieve its investment objective. See "Investment Objective" and "Investment Limitations."

What Are the Permitted Investments? The 1784 Tax-Exempt Medium-Term Income Fund under normal market conditions invests at least 80% of its net assets in obligations issued by or on behalf of the states, territories or possessions of the United States and the District of Columbia and their respective political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of counsel for the issuer, is exempt from federal income tax and not included as a preference item under the alternative minimum tax (collectively, "Municipal Securities"). Each of the State Funds under normal market conditions invests at least 80% of its net assets in Municipal Securities, and normally invests at least 65% of its total assets in Municipal Securities the interest on which, in the opinion of counsel for the issuer, is exempt from both federal and that state's personal income tax and not included as a preference item under the alternative minimum tax.

What Are Some of the Risks? The investment policies of each of the Tax-Exempt Funds entail certain risks and considerations of which an investor should be aware. For example, the net asset value per share of each of the Tax-Exempt Funds is not fixed and should be expected to fluctuate. In addition, values of fixed income securities tend to vary inversely with interest rates and may be affected by other market and economic factors as well; mortgage-backed securities are subject to prepayment of the underlying mortgages and may not be an effective means of locking in long-term interest rates; and the longer maturity securities in which the Funds may invest are subject to greater market fluctuations as a result of changes in interest rates. Since the State Funds are non-diversified funds, a relatively high percentage of their assets may be invested in the securities of a limited number of issuers, which means that the value of the shares of these Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company.

For further information, see "Investment Policies," "Certain Investment Policies and Guidelines" and "Description of Permitted Investments and Techniques" herein and in the Statement of Additional Information.

Who Is the Adviser? The First National Bank of Boston ("Bank of Boston" or the "Adviser") serves as the Adviser for the Trust and is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.74% of the average daily net assets of each of the Tax-Exempt Funds. The Adviser has agreed for an indefinite period of time to waive all or a portion of its fee in order to limit the total operating expenses of the Tax-Exempt Funds to not more than 1.25% of each Fund's average daily net assets. Bank of Boston contributes to the Funds in order to limit operating expenses and to assist the Funds in maintaining a competitive expense ratio. Fee waivers and contributions may be terminated at any time. See "The Adviser."

Who Is the Administrator? SEI Financial Management Corporation serves as the Administrator for the Trust under an Administration Agreement and is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.15% of the Trust's first $300 million of average daily net assets, 0.12% of the Trust's second $300 million of average daily net assets and 0.10% of the Trust's average daily net assets over $600 million. Each Tax-Exempt Fund's portion of such fee is based on that Fund's average daily net assets. The Administrator has agreed to waive a portion of its fees on a month to month basis under certain circumstances. See "The Administrator."

Who are the Shareholder Servicing Agent and Transfer Agent? Boston Financial Data Services acts as dividend disbursing agent and shareholder servicing agent for the Funds. State Street Bank and Trust Company act as transfer agent for the Funds. See "The Shareholder Servicing Agent and Transfer Agent."

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Who Is the Distributor? SEI Financial Services Company acts as distributor of the Trust's shares. The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides for payments to the Distributor of a fee, calculated daily and paid monthly at an annual rate of 0.25% of each Tax-Exempt Fund's average daily net assets; the Distributor can use all or a portion of this fee to compensate broker-dealers and other financial institutions that provide services to Shareholders or to their customers who beneficially own shares of the Tax-Exempt Funds. The Distributor has agreed to waive its 12b-1 fee. However, distribution fees may be imposed in the event that the Distributor determines to terminate its waiver of such fees. The Trust may create one or more additional classes of shares, without distribution fees, of one or more of the Funds. See "The Distributor."

How Do I Purchase Shares? Purchases of Fund shares may be made through the Distributor by the close of business Monday through Friday except on days when the New York Stock Exchange or the Federal Reserve Bank of Boston is closed ("Business Days"). Shares may also be purchased through broker-dealers which have established dealer agreements with the Distributor. Purchase orders submitted through broker-dealers normally will be received by the Distributor on the Business Day after they are received by the broker-dealer.

A purchase order for shares representing an investment in a Tax-Exempt Fund will be effective as of the Business Day the order is received by the Distributor if the Distributor receives a purchase order in good form for the shares and payment (by wire transfer or check) for the shares before 4:00 p.m. Eastern Time ("ET") on that day. Shares are sold at their net asset value determined as of the end of the day the order is effective. Shares purchased will begin accruing dividends on the day following the date of purchase.

The minimum initial investment in a Tax-Exempt Fund is $1,000; all subsequent purchases must be at least $250. Minimum investment requirements are lower for accounts established for automatic investment programs. See "Purchase of Shares."

Shares of each of the Tax-Exempt Funds are currently being offered without any sales charges. See "The Distributor."

How Do I Redeem Shares? Redemptions of shares of a Tax-Exempt Fund may be made through the Shareholder Servicing Agent on any Business Day. Redemption orders must be placed in good form before 4:00 p.m. ET on any Business Day to be effective on that day. The redemption price is the net asset value per share determined as of the end of the day the order is effective. See "Redemption of Shares."

How Are Distributions Paid? Substantially all of the net investment income (exclusive of capital gains) of each of the Funds is distributed in the form of dividends which are declared daily and paid monthly. Shareholders of record on the record date for the dividend distribution will be entitled to the dividends, except that shares will not begin accruing dividends until the day following the date of their purchase. On redemption, a Shareholder will receive dividends through and including the day a valid redemption request is received by the Shareholder Servicing Agent. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payment in cash. See "Dividends and Distributions."

How Do I Make Exchanges? Once payment for shares of a Tax-Exempt Fund has been received by the Distributor, those shares may be exchanged for shares of one or more other portfolios of the Trust at net asset value, provided the amount of the exchange meets the minimum investment requirements for the other portfolio of the Trust. There are no charges for an exchange. If an exchange request in good order is received by the Distributor by 4:00 p.m. ET on any Business Day, the exchange usually will occur on that day; however, requests for exchanges for shares of a money market fund must be received earlier than 4:00 p.m. ET (in cases when regular trading on the New York

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stock Exchange closes earlier than 4:00 p.m. ET, as early as 12:00 noon ET) for the exchange to occur on that day. A Shareholder must obtain and should read the prospectus of the other portfolio and consider the differences in investment objectives and policies before making any exchange. An exchange is treated, for federal and state income tax purposes, as a sale of the Tax-Exempt Fund shares exchanged, and could result in taxable gain or loss to the Shareholder. See "Exchanges."

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following table provides condensed financial information about the 1784 Tax-Exempt Medium-Term Income Fund and the 1784 Massachusetts Tax-Exempt Income Fund for the period from June 14, 1993 (commencement of operations) through May 31, 1995, and about the 1784 Rhode Island Tax-Exempt Income Fund and the 1784 Connecticut Tax-Exempt Income Fund for the period from August 1, 1994 (commencement of operations) through May 31, 1995. The information should be read in conjunction with the financial statements appearing in the Funds' Annual Report to Shareholders, which is incorporated by reference in the Statement of Additional Information. The financial statements and notes, as well as the table below, covering the period through May 31, 1995 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report is included in the Funds' Annual Report. Copies of the Annual Report may be obtained without charge from the Distributor.
                              FINANCIAL HIGHLIGHTS

                       For the Period Ended May 31, 1995
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period

                    Net                                                                   Net                  Ratio
                   Asset                Realized and    Dividends      Net              Assets      Ratio      of Net
                   Value      Net        Unrealized      from Net  Asset Value            End    of Expenses   Income
                 Beginning Investment Gains or (Losses) Investment     End     Total   of Period to Average  to Average
                 of Period   Income    on Investments     Income    of Period  Return    (000)   Net Assets  Net Assets
                 --------- ---------- ----------------- ---------- ----------- ------  --------- ----------- ----------
TAX-EXEMPT
MEDIUM-TERM
INCOME (1)
-----------------
-----------------
 6/14/93-5/31/94  $10.00      0.49          (0.10)        (0.49)     $ 9.90     3.93%* $ 36,365     0.32%**    5.06%**
 6/1/94-5/31/95   $ 9.90      0.48           0.24         (0.48)     $10.14     7.58%  $176,345     0.80%      5.02%
MASSACHUSETTS
TAX-EXEMPT
INCOME (1)
-----------------
-----------------
 6/14/93-5/31/94  $10.00      0.50          (0.19)        (0.50)     $ 9.81     3.04%* $ 49,662     0.33%**    5.10%**
 6/1/94-5/31/95   $ 9.81      0.47           0.09         (0.47)     $ 9.90     6.00%  $ 82,058     0.80%      4.93%
RHODE ISLAND
TAX-EXEMPT
INCOME FUND (2)
-----------------
-----------------
 8/1/94-5/31/95   $10.00      0.45           0.13         (0.45)     $10.13    6.09%*  $ 32,495     0.54%**    5.56%**
CONNECTICUT
TAX-EXEMPT
INCOME FUND (2)
-----------------
-----------------
 8/1/94-5/31/95   $10.00      0.45           0.27         (0.45)     $10.27     7.45%* $ 61,369     0.52%**    5.44%**
                    Ratio     Ratio of
                 of Expenses Net Income
                 to Average  to Average
                 Net Assets  Net Assets Portfolio
                 (Excluding  (Excluding Turnover
                  Waivers)    Waivers)    Rate
                 ----------- ---------- ---------
TAX-EXEMPT
MEDIUM-TERM
INCOME (1)
-----------------
-----------------
 6/14/93-5/31/94    1.61%**    3.77%**   98.83%
 6/1/94-5/31/95     1.26%      4.56%     74.74%
MASSACHUSETTS
TAX-EXEMPT
INCOME (1)
-----------------
-----------------
 6/14/93-5/31/94    1.41%**    4.02%**   13.99%
 6/1/94-5/31/95     1.35%      4.38%     34.59%
RHODE ISLAND
TAX-EXEMPT
INCOME FUND (2)
-----------------
-----------------
 8/1/94-5/31/95     1.60%**    4.50%**   57.51%
CONNECTICUT
TAX-EXEMPT
INCOME FUND (2)
-----------------
-----------------
 8/1/94-5/31/95     1.40%**    4.56%**   35.56%

 * Returns are for the period indicated and have not been annualized.
** Ratios for this period have been annualized.
(1) The Tax-Exempt Medium-Term Income and Massachusetts Tax-Exempt Income Funds commenced operations on June 14, 1993.
(2) The Rhode Island Tax-Exempt Income and Connecticut Tax-Exempt Income Funds commenced operations on August 1, 1994.

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   THE TRUST
--------------------------------------------------------------------------------

1784 Funds (the "Trust") is an open-end management investment company that currently offers units of beneficial interest ("shares") in several separate professionally managed investment portfolios, or funds. Each share of each fund represents an undivided, proportionate interest in that fund. This Prospectus relates to shares of the Trust's 1784 Tax-Exempt Medium-Term Income Fund, a diversified fund, and of the 1784 Massachusetts Tax-Exempt Income Fund, 1784 Rhode Island Tax-Exempt Income Fund, and 1784 Connecticut Tax-Exempt Income Fund, which are non-diversified funds. The Trust's other funds include the 1784 U.S. Treasury Money Market Fund, 1784 Institutional U.S. Treasury Money Market Fund, 1784 Tax-Free Money Market Fund, 1784 Growth and Income Fund, 1784 Asset Allocation Fund, 1784 International Equity Fund, 1784 U.S. Government Medium-Term Income Fund, 1784 Short-Term Income Fund, and 1784 Income Fund. Information regarding the Trust's other funds is contained in separate prospectuses that may be obtained from the Trust's distributor, SEI Financial Services Company (the "Distributor"), 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-252-1784.

                              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The investment objective of the 1784 Tax-Exempt Medium-Term Income Fund is current income, exempt from federal income taxes, consistent with preservation of capital.

The investment objective of the 1784 Massachusetts Tax-Exempt Income Fund is current income, exempt from both federal and Massachusetts personal income taxes, consistent with the preservation of capital.

The investment objective of the 1784 Rhode Island Tax-Exempt Income Fund is current income exempt from federal income tax, from Rhode Island personal income tax, and from the Rhode Island business corporation tax. Preservation of capital is a secondary objective.

The investment objective of the 1784 Connecticut Tax-Exempt Income Fund is current income exempt from both federal and Connecticut personal income tax. Preservation of capital is a secondary objective.

There is no assurance that the investment objective of any Tax-Exempt Fund will be met. The investment objective of each Fund is a fundamental policy of that Fund, and therefore cannot be changed without the consent of holders of a majority of that Fund's outstanding shares. See "Investment Limitations."

                              INVESTMENT POLICIES
--------------------------------------------------------------------------------

The 1784 Tax-Exempt Medium-Term Income Fund is a diversified fund which, as a matter of fundamental policy, invests at least 80% of its net assets under normal market conditions in obligations issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their respective political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of counsel for the issuer, is exempt from federal income tax and not included as a preference item under the alternative minimum tax (collectively, "Municipal Securities"). Municipal Securities in which the Fund invests include (i) municipal notes which are rated MIG-2 or VMIG-2 or better by Moody's Investors Service, Inc. ("Moody's") or SP-2 or better by Standard & Poor's Ratings Group ("S&P") at the time of investment, or which, if not rated by Moody's or by S&P, are of at least comparable quality, as determined by the Adviser; (ii) municipal bonds which are rated BBB or better by S&P or Baa or better by Moody's at the time of investment or which, if not rated by Moody's or by S&P, are of at least comparable quality, as determined by the Adviser; and (iii) tax-exempt commercial paper which is rated at least A-2 by S&P or Prime-2 by Moody's at the time of investment or which is of comparable quality as determined by the Adviser. Bonds rated BBB by S&P or Baa by Moody's may have speculative characteristics.

The securities other than Municipal Securities in which the 1784 Tax-Exempt Medium-Term Income Fund may

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
invest include (1) U.S. Government securities, i.e., obligations issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies and instrumentalities; (2) bonds, debentures or other debt instruments rated BBB or better by S&P or Baa or better by Moody's or of comparable quality at the time of purchase as determined by the Adviser; (3) short-term commercial paper rated A-2 or better by S&P or P-2 or better by Moody's or of comparable quality at the time of purchase as determined by the Adviser; (4) bank obligations described under "Description of Permitted Investments and Techniques;" (5) mortgage-backed securities and asset-backed securities rated A or better by S&P or Moody's or of comparable quality at the time of purchase as determined by the Adviser; (6) receipts evidencing separately traded interest and principal component parts of U.S. Government obligations; and (7) repurchase agreements. Securities rated BBB by S&P or Baa by Moody's may have speculative characteristics. The Fund may write (sell) covered call options and enter into fixed income futures contracts and options (in each case for hedging purposes only).

The Fund may also invest up to 5% of its net assets in securities of closed-end investment companies traded on a recognized securities exchange or actively traded in the over-the-counter market. The Fund may also invest up to 20% of its net assets in securities the interest on which is subject to federal income tax or the federal alternative minimum tax. Up to 15% of the net assets of the Fund may be invested in illiquid securities.

The Trust expects the 1784 Tax-Exempt Medium-Term Income Fund to maintain an average weighted maturity of three to ten years. The Adviser may shorten the average maturity substantially in anticipation of a change in the interest rate environment for temporary defensive purposes by investing in money market instruments and in money market funds. To the extent the Fund is invested in money market instruments and/or money market funds for temporary defensive purposes, the Fund will not be pursuing its investment objective. Under normal circumstances, it is anticipated that the annual portfolio turnover rate for the Fund will not exceed 100%; for the Fund's fiscal years ended May 31, 1994 and May 31, 1995, this rate was 99% and 75%, respectively.

For more information regarding the permitted investments and investment practices of the 1784 Tax-Exempt Medium-Term Income Fund, the purposes of these investments and investment practices and certain risks associated with certain of these investments and investment practices, and information regarding the ratings listed above, see "Certain Investment Policies and Guidelines," "Description of Permitted Investments and Techniques" and Appendix A -- "Description of Ratings."

Each of the 1784 Massachusetts Tax-Exempt Income Fund, 1784 Rhode Island Tax-Exempt Income Fund, and 1784 Connecticut Tax-Exempt Income Fund (each, a "State Fund"), as a matter of fundamental policy, invests at least 80% of its net assets under normal market conditions in Municipal Securities, and normally invests at least 65% of its total assets in Municipal Securities the interest on which, in the opinion of counsel for the issuer, is exempt from both federal income tax and that state's personal income tax and not included as a preference item under the alternative minimum tax (collectively, "State Municipal Securities"). State Municipal Securities in which a State Fund invests include (i) municipal notes which are rated MIG-2 or VMIG-2 or better by Moody's, SP-2 or better by S&P or F-2 or better by Fitch Investors Service, Inc. ("Fitch") at the time of investment or which, if not rated by Moody's, S&P or Fitch are of at least comparable quality, as determined by the Adviser; (ii) municipal bonds which are rated BBB or better by S&P or Fitch or Baa or better by Moody's at the time of investment or which, if not rated by Moody's, S&P, or Fitch are of at least comparable quality, as determined by the Adviser; and
(iii) tax-exempt commercial paper which is rated at least A-2 by S&P, F-2 by Fitch or Prime-2 by Moody's at the time of investment or which, if not rated by S&P, Fitch, or Moody's is of at least comparable quality, as determined by the Adviser. Bonds rated BBB by S&P or Baa by Moody's may have speculative characteristics.

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The securities other than State Municipal Securities in which each State Fund may invest include: (1) Municipal Securities the interest on which is not exempt from that state's income tax; (2) U.S. Government securities, i.e., obligations issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies and instrumentalities; (3) bonds, debentures or other debt instruments rated BBB or better by S&P or Fitch or Baa or better by Moody's or of comparable quality at the time of purchase as determined by the Adviser; (4) short-term commercial paper rated A-2 or better by S&P, P-2 or better by Moody's or F-2 or better by Fitch or of comparable quality at the time of purchase as determined by the Adviser; (5) bank obligations described under "Description of Permitted Investments and Techniques;" (6) mortgage-backed securities and asset-backed securities rated A or better by S&P, Moody's or Fitch or of comparable quality at the time of purchase as determined by the Adviser; (7) receipts evidencing separately traded interest and principal component parts of U.S. Government obligations; and (8) repurchase agreements involving any of the foregoing securities. Securities rated BBB by S&P or Baa by Moody's may have speculative characteristics. Each State Fund may write
(sell) covered call options and may enter into fixed income futures contracts and options (in each case for hedging purposes only).

Each State Fund may also invest up to 20% of its net assets in securities the interest on which is subject to federal income tax or the federal alternative minimum tax. Up to 15% of the net assets of each State Fund may be invested in illiquid securities.

The Trust expects the State Funds to maintain average weighted maturities of from five to ten years. The Adviser may shorten the average maturity of a State Fund substantially in anticipation of a change in the interest rate environment for temporary defensive purposes by investing in money market instruments and money market funds. To the extent a State Fund is invested in money market instruments and/or money market funds for temporary defensive purposes, the Fund will not be pursuing its investment objective. Under normal circumstances, it is anticipated that the annual portfolio turnover rate for each State Fund will not exceed 100%. For the fiscal years ended May 31, 1994 and May 31, 1995, this rate was 14% and 35%, respectively, for the 1784 Massachusetts Tax-Exempt Income Fund. For the fiscal year ended May 31, 1995 the portfolio turnover rate for the 1784 Rhode Island Tax-Exempt Income Fund was 58% and for the 1784 Connecticut Tax-Exempt Income Fund was 36%.

Each State Fund is a non-diversified investment company, which means that more than 5% of its total assets may be invested in one or more issuers, although the Adviser does not expect to invest more than 25% of the total assets of a State Fund in any one issuer. Since a relatively high percentage of assets of these Funds may be invested in the obligations of a limited number of issuers, the value of the shares of the Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company. The Trust intends that each State Fund satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. Under these requirements, at the close of each quarter of the Fund's taxable year, (A) at least 50% of its total assets must be represented by cash and cash items, Government securities and securities of other regulated investment companies and other securities limited in respect of any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (B) not more than 25% of the Fund's total assets may be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer.

For more information regarding the permitted investments and investment practices of the State Funds, the purposes of these investments and investment practices and certain risks associated with certain of these investments and investment practices, and information regarding the ratings listed above, see "Certain Investment Policies and Guidelines," "Description of Permitted Investments and Techniques" and Appendix A -- "Description of Ratings."

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   CERTAIN INVESTMENT POLICIES AND GUIDELINES
--------------------------------------------------------------------------------

The market value of each Fund's fixed income investments (including money market instruments) changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the values of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of Fund securities will affect the Fund's net asset value; under most circumstances, changes in the value of Fund securities will not affect cash income derived from these securities.

Each Tax-Exempt Fund's investments normally consist primarily of securities that are listed on recognized exchanges or actively traded in the over-the-counter market. Each Tax-Exempt Fund may also hold securities that are neither so listed nor so traded. However, none of the Tax-Exempt Funds invests more than 15% of its net assets in illiquid securities.

In general, mortgage-backed securities are subject to prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying these securities can be expected to accelerate. When the mortgage-backed securities held by a Fund are prepaid, the Fund must reinvest the proceeds in securities the yield of which reflects then-prevailing interest rates, which may be lower. Thus, mortgage-backed securities may not be an effective means of locking in long-term interest rates for the Funds.

For temporary defensive purposes, when the Adviser determines that market conditions warrant, each of the Tax-Exempt Funds may invest up to 100% of its assets in money market instruments described under "Description of Permitted Investments and Techniques," consisting of the following: (1) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) repurchase agreements; (3) bank obligations described under "Description of Permitted Investments and Techniques;" (4) commercial paper, other short-term debt securities or variable or floating rate instruments rated in one of the two highest short-term rating categories by a "nationally recognized statistical rating organization" as defined under Securities and Exchange Commission rules ("NRSRO") or of comparable credit quality as determined by the Adviser; and (5) asset-backed securities. The Funds may also invest, for temporary defensive purposes, in money market funds. To the extent a Fund is invested in money market instruments and/or money market funds for temporary defensive purposes, the Fund will not be pursuing its investment objective.

Each of the Tax-Exempt Funds may invest in floating or variable rate obligations and may purchase securities on a when-issued basis. Each of the Funds may also, from time to time, engage in securities lending; however, loans made by a Fund of the securities it holds may not exceed 33 1/3% of that Fund's total assets. Each of the Funds may enter into interest rate futures contracts and related options.

In the event a security owned by a Tax-Exempt Fund is downgraded below the rating categories discussed above, the Adviser will review and take action it deems appropriate with regard to the security.

Special Factors Relating to Massachusetts, Rhode Island and Connecticut Municipal Securities
--------------------------------------------------------------------------------

Each State Fund intends to invest a significant portion of its assets in Municipal Securities, the interest on which, in the opinion of bond counsel, is exempt from both federal income tax and that state's income tax and is not included as a preference item under the federal alternative minimum tax. The payment of interest on and the preservation of principal of these securities is dependent upon the continuing ability of issuers within that state and/or obligors of state, municipal and public

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                                   I784 FUNDS

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authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk inherent in a State Fund's concentration in such obligations versus the safety that comes with a less geographically concentrated investment portfolio and should compare the yield available on a portfolio of Massachusetts, Rhode Island or Connecticut issues with the yield of a more diversified portfolio including out-of-state issues before making an investment decision. Many of a State Fund's Municipal Securities are likely to be obligations of state governmental issuers which rely in whole or in part, directly or indirectly, on real property taxes as a source of revenue.

In the late 1980s and early 1990s, Massachusetts, Rhode Island, and Connecticut each suffered economic slowdowns. In the Commonwealth of Massachusetts, during such time, economic performance slowed significantly, particularly in the construction, real estate, financial and manufacturing sectors (including technology), with especially adverse results in 1990 and the first half of 1991. The economy appears to be recovering with small growth reported in some sectors during 1993 and 1994. However, the manufacturing sector (including high technology) continues to decline. Additionally, in the recent past, the Commonwealth experienced fiscal difficulties. In each of the five fiscal years commencing fiscal 1987, the Commonwealth's spending exceeded its revenues. In the fiscal years 1992, 1993 and 1994, however, the Commonwealth's revenues exceeded spending. In 1989, as a result of the budgetary difficulties of the Commonwealth at that time, S&P and Moody's lowered their ratings of long-term bonds issued by the Commonwealth. However, in September, 1992 both S&P and Moody's raised their ratings of such bonds to A.

In Rhode Island, manufacturing in general and defense-related industries in particular have declined significantly and employment has decreased in recent years. As a result, the state government and other issuers of Rhode Island Municipal Securities have experienced serious budgetary constraints. In order to balance its budget, as it is required to do by the state constitution, the Rhode Island state government has reduced expenditures and raised taxes, among other measures. The recession seems to have stabilized. The state projects continued recovery at a slow pace over the next five years.

In Connecticut as well, manufacturing in general and defense-related industries in particular have declined significantly, and unemployment has risen. Despite the serious economic problems facing the State, Connecticut has essentially maintained its credit standing. General Fund surpluses in the State's 1986 and 1987 fiscal years were followed by operating deficits in its 1988, 1989, 1990, and 1991 fiscal years. As a result of the recurring budgetary problems, S&P in 1991 downgraded the State's general obligation bonds from AA to AA-, although Moody's continues to confirm its rating of Aa, for these bonds. Fitch gives these obligations a rating of AA. Effective in 1991, the state legislature enacted a personal income tax and reduced some state sales taxes. As a result of these and other budgetary actions, the General Fund had operating surpluses for the fiscal years ending in 1992, 1993 and 1994. The 1995 state budget anticipates a small deficit. The 1996 state budget anticipates an operating surplus.

A more detailed description of certain special factors affecting investment in State Municipal Securities of which investors should be aware is set forth in the Statement of Additional Information. See "Special Factors Relating to Massachusetts, Rhode Island and Connecticut Municipal Securities" in the Statement of Additional Information.

The foregoing discussion of special factors relating to Municipal Securities of issuers in Massachusetts, Rhode Island and Connecticut is a summary of certain information contained in certain official statements relating to securities offerings by such issuers. The foregoing summaries do not purport to be a complete description and are current as of the date of the corresponding official statement.

                             INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

The investment objective of each Fund and the following investment limitations are fundamental

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                                   I784 FUNDS

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policies of that Fund. Fundamental policies cannot be changed with respect to a
Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

A Fund may not:

1. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

2. Make loans except that a Fund may (a) purchase or hold debt instruments in accordance with its investment objectives and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

3. Borrow, except that a Fund may borrow money from banks and may enter into reverse repurchase agreements, in either case in an amount not to exceed 33 1/3% of the Fund's total assets and then only as a temporary measure for extraordinary or emergency purposes (e.g., to meet Shareholder redemption requests). A Fund will not purchase any securities for its portfolio at any time at which its borrowings equal or exceed 5% of its total assets (taken at market value).

In addition, the 1784 Tax-Exempt Medium-Term Income Fund may not purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the total assets of this Fund.

The foregoing percentages apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

                                  THE ADVISER
--------------------------------------------------------------------------------

The First National Bank of Boston ("Bank of Boston" or the "Adviser") manages the assets of each Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Trust. Subject to such policies as the Board of Trustees of the Trust may determine, the Adviser makes investment decisions for each Fund. David H. Thompson, Director of Fund Management, has been the manager of the 1784 Tax-Exempt Medium-Term Income Fund since June, 1993 and a co-manager of the 1784 Rhode Island Tax-Exempt Income Fund and the 1784 Connecticut Tax-Exempt Income Fund since September of 1995. Mr. Thompson, who has more than 22 years of experience in investment management, research analysis and securities trading, has been the Director of Fund Management at Bank of Boston since 1985. Susan A. Sanderson, Senior Fund Manager, has been the manager of the 1784 Massachusetts Tax-Exempt Income Fund since June, 1993. Ms. Sanderson, who has more than 15 years of experience in investment management and securities trading, was an Associate Fund Manager at Bank of Boston from 1987 to 1991 and has been a Fund Manager since 1991. James L. Bosland, Senior Fund Manager, has been a co-manager of the 1784 Rhode Island Tax-Exempt Income Fund and the 1784 Connecticut Tax-Exempt Income Fund since July, 1994 (commencement of these Funds' operations). Mr. Bosland, who has more than five years of experience in investment management and research analysis, has been a Fund Manager and Senior Fund

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
Manager at Bank of Boston since 1989. From 1988 to 1989, Mr. Bosland was a vice president with First Funding Corporation.

For its services under the Advisory Agreement, the Adviser receives from each Fund a fee accrued daily and paid monthly at an annual rate equal to 0.74% of the Fund's average daily net assets. However, the Adviser has agreed for an indefinite period of time to waive all or a portion of its fees in order to limit the total operating expenses of each of the Funds on an annualized basis to not more than 1.25% of its average daily net assets; this limitation would not apply to any brokerage commissions, interest expense or taxes or to extraordinary expense items, including but not limited to litigation expenses. Fee waivers may be terminated at any time. From time to time the Adviser may also waive additional portions of its fees to reduce net operating expenses to less than the amount specified above.

For the fiscal year ended May 31, 1995, the fees payable to the Bank of Boston under the Advisory Agreement with respect to each of the Funds were as follows: for the 1784 Tax-Exempt Medium-Term Income Fund, $741,971, of which $140,373 was voluntarily waived (after giving effect to such waiver, 0.60% of such Fund's average daily net assets for that fiscal year); for the 1784 Massachusetts Tax-Exempt Income Fund, $447,676, of which $84,695 was voluntarily waived (after giving effect to such waiver, 0.60% of such Fund's average daily net assets for that fiscal year); for the 1784 Rhode Island Tax-Exempt Income Fund, $163,926, of which $87,263 was voluntarily waived (after giving effect to such waiver, 0.29% of such Fund's average daily net assets for that fiscal year); and for the 1784 Connecticut Tax-Exempt Income Fund, $300,587, of which $163,399 was voluntarily waived (after giving effect to such waiver, 0.28% of such Fund's average daily net assets for that fiscal year). In addition, the Bank of Boston contributed $67,730 to the 1784 Tax-Exempt Medium-Term Income Fund, $79,426 to the 1784 Massachusetts Tax-Exempt Income Fund, $22,451 to the 1784 Rhode Island Tax-Exempt Income Fund and $1,285 to the 1784 Connecticut Tax-Exempt Income Fund to decrease the Funds' other operating expenses and to assist the Funds in maintaining a competitive expense ratio. Management's discussion of the Funds' performance is included in the Funds' Annual Report to Shareholders which investors may obtain without charge by contacting the Distributor. The Funds may execute brokerage or other agency transactions through the Adviser or an affiliate.

Bank of Boston, a national banking association, is the successor to a number of banking institutions, the first of which was chartered in 1784. All of the capital stock of Bank of Boston (except directors' qualifying shares) is owned by Bank of Boston Corporation, a registered bank holding company. Bank of Boston and its affiliates are engaged in providing a wide variety of financial services to individuals, corporate and institutional customers, governments, and other financial institutions throughout New England, the United States and internationally. These services include individual and community banking, consumer finance, mortgage origination and servicing, domestic corporate and investment banking, leasing, international banking services, commercial real estate lending, private banking, trust services, correspondent banking, and securities and payments processing. Bank of Boston's principal business address is 100 Federal Street, Boston, MA 02110. Prior to the origination of the Trust in 1993, the Adviser had not served as the investment adviser for management investment companies. The Adviser also manages the other funds comprising the Trust.

Bank of Boston has been providing asset management services since 1890. Its portfolio managers are responsible for investing in money market, equity, and fixed income securities and they have earned national recognition and respect. The investment management group within Bank of Boston which manages the Fixed Income Funds is the same group which has managed Bank of Boston's collective trust funds with similar investment objectives. As of December 31, 1994, Bank of Boston and its affiliates managed more than $13 billion in assets worldwide.

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                                   I784 FUNDS

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Bank of Boston and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Bank of Boston and its affiliates deal, trade and invest for their own account in certain types of securities purchased on behalf of the Funds. Bank of Boston and its affiliates may sell such securities to and purchase them from other investment companies sponsored by SEI Financial Services Company or its affiliates. The Adviser has informed the Trust that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Bank of Boston or in the possession of any affiliate of Bank of Boston.

The Glass-Steagall Act prohibits certain financial institutions, such as Bank of Boston, from engaging in the business of underwriting securities of open-end investment companies, such as the Funds. Bank of Boston takes the position, based on the advice of counsel, that the investment advisory services it provides under the Advisory Agreement do not constitute underwriting activities and are consistent with the requirements of the Glass-Steagall Act and other relevant federal and state legal and regulatory precedent. State laws on this issue may differ from applicable federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Future changes in either federal or state statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future federal and state statutes and regulations, could prevent Bank of Boston from continuing to perform such services for the Trust. If Bank of Boston were to be prevented from acting as the Adviser, the Trust would seek alternative means for obtaining such services.

                               THE ADMINISTRATOR
--------------------------------------------------------------------------------

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), and the Trust are parties to an administration agreement dated as of June 1, 1993 (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.15% of the Trust's first $300 million of average daily net assets, 0.12% of the Trust's second $300 million of average daily net assets and 0.10% of the Trust's average daily net assets over $600 million. Each Tax-Exempt Fund's portion of such fee is based on the average daily net assets of such Fund. The Administrator has agreed to waive a portion of its fees on a month to month basis under certain circumstances for certain of the portfolios of the Trust.

               THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
--------------------------------------------------------------------------------

Boston Financial Data Services acts as dividend disbursing agent and shareholder servicing agent (the "Shareholder Servicing Agent") for the Funds, and receives a fee for these services. The principal business address for the Shareholder Servicing Agent is 2 Heritage Drive, North Quincy, MA 02171. State Street Bank and Trust Company acts as transfer agent (the "Transfer Agent") for the Funds, and receives a fee for these services. The principal business address for the Transfer Agent is 225 Franklin Street, Boston, MA 02110-2875.

                                THE DISTRIBUTOR
--------------------------------------------------------------------------------

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated as of June 1, 1993, and the Trust has adopted a distribution plan (the "Plan") dated as of June 1, 1993 pursuant to Rule 12b-1 under the Investment Company Act of 1940. As provided in the Distribution Agreement and the Plan, the Trust will pay the Distributor a fee for its services, calculated

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
daily and paid monthly, at an annual rate of .25% of the average daily net assets of each Tax-Exempt Fund. The Distributor may apply all or a portion of this fee toward: (a) compensation for its services in connection with distribution assistance or provision of Shareholder services; or (b) payments to financial institutions and intermediaries such as banks (including Bank of Boston), savings and loan associations, insurance companies, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of Shareholder services. The Plan is characterized as a "compensation plan" (in contrast to "reimbursement" arrangements in which a distributor's compensation is linked directly to the distributor's expenses) since the distribution fee will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Distributor has agreed to waive the 12b-1 fee. This waiver may be terminated by the Distributor at any time.

The Trust may create one or more additional classes of shares of any or all of the Tax-Exempt Funds to be offered without distribution fees to certain types of investors.

The Funds may execute brokerage or other agency transactions through the Distributor, for which the Distributor receives compensation.

From time to time the Distributor may provide incentive compensation to employees of banks (including Bank of Boston), broker-dealers and investment counselors, and to its own employees, in connection with the sale of shares of the Funds or other portfolios of the Trust. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages. Such promotional incentives will be offered uniformly to all program participants and will be predicated upon the amount of shares of the Funds and other portfolios of the Trust sold by the participant.

                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

Shares of the Funds are sold on a continuous basis and may be purchased directly from the Trust's Distributor either by mail or by telephone. Shares may also be purchased through a broker-dealer which has established a dealer agreement with the Distributor.

Purchases of shares of each Fund may be made Monday through Friday except on days when the New York Stock Exchange or the Federal Reserve Bank of Boston is closed ("Business Days"). Current holidays for the New York Stock Exchange and/or the Federal Reserve Bank of Boston are New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving and Christmas. Except as provided below, the minimum initial investment in the shares is $1,000, and all subsequent purchases of shares must be at least $250. Minimum purchase amounts may be waived by the Distributor in its discretion. No minimum purchase amount applies to subsequent purchases made by reinvestment of dividends.

The purchase price for shares of a Fund is their net asset value next determined after the Distributor receives a purchase order in good form. Net asset value per share is determined as of the close of trading on the New York Stock Exchange, 4:00 p.m. ET, on each Business Day. Purchases will be made in full and fractional shares of a Fund calculated to three decimal places.

A purchase order for shares of a Fund will be effective as of the Business Day the order is received by the Distributor if the Distributor receives a purchase order, in good form, for the shares and payment (by wire transfer or check) for the shares before 4:00 p.m. ET on that day. Purchase orders submitted through broker-dealers which have established dealer agreements with the Distributor normally will be received by the Distributor on the Business Day after they are received

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                                   I784 FUNDS

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by the broker-dealer. In certain circumstances where the agreement between the
Distributor and the customer's broker so permits, a purchase order for additional shares of a Tax-Exempt Fund will be effective as of the Business Day the order is received by the Distributor if the Distributor receives a purchase order in good form for the shares before 4:00 p.m. ET on that day and payment (by wire transfer or check) for the shares is received before 4:00 p.m. ET within 3 Business Days thereafter.

By Mail
--------------------------------------------------------------------------------

Investors may purchase shares of any Fund by completing and signing an Account Application and mailing it, along with a check (or other negotiable bank instrument or money order) payable to the Fund in which shares are being purchased, e.g., "1784 Tax-Exempt Medium-Term Income Fund," "1784 Massachusetts Tax-Exempt Income Fund," "1784 Rhode Island Tax-Exempt Income Fund" or "1784 Connecticut Tax-Exempt Income Fund," to the Fund, P.O. Box 8524, Boston, MA 02266-8524. Subsequent purchases of shares may be made at any time by mailing a check (or other negotiable bank draft or money order) to the Fund.

Account Applications can be obtained by calling the Distributor at 1-800-252-
1784.

By Telephone
--------------------------------------------------------------------------------

If a Shareholder has previously submitted an Account Application, that Shareholder may also purchase shares by telephone by calling the Distributor toll-free at 1-800-252-1784. Orders by telephone will not be executed until an Account Application and payment have been received. In certain circumstances where the agreement between the Distributor and the customer's broker so permits, orders by telephone representing subsequent purchases of shares of a Tax-Exempt Fund will be executed prior to receipt of payment, but payment must be received before 4:00 p.m. ET within 3 Business Days thereafter.

Systematic Investment Plan (SIP)
--------------------------------------------------------------------------------

A Shareholder may also arrange for periodic additional investments in a Tax-Exempt Fund through automatic deductions by Direct Deposit (if available from a Shareholder's employer) or by Automatic Clearing House ("ACH") transactions from a checking account by completing the appropriate section of the Account Application. The Systematic Investment Plan is subject to account minimum initial purchase amounts and minimum maintained balance requirements. The minimum pre-authorized investment amount is $50 per month. An Account Application may be obtained by contacting the Distributor at 1-800-252-1784.

Other Information Regarding Purchases
--------------------------------------------------------------------------------

Shares of a Fund may also be purchased through financial institutions, including Bank of Boston, which provide shareholder service or other assistance to the Trust. Texas residents may only purchase shares through the Distributor. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose cut-off times for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor. Customers should contact their financial institution for information as to the institution's procedures for transmitting purchase, exchange or redemption orders to the Distributor. The Distributor's receipt of an order may be delayed by one or more Business Days.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Shareholder Servicing Agent.

Purchases may be made by ACH transactions, as well as by check or wire transfer.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer

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                                   I784 FUNDS

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account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

No certificates representing shares will be issued.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such offer. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures will include verification of a caller's identity by asking for his or her name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures to confirm that instructions communicated by telephone are genuine are not followed, the Fund may be liable for any losses to a Shareholder due to unauthorized or fraudulent instructions. Otherwise, the investor will bear all risk of loss relating to a purchase, redemption or exchange by telephone or a wire transfer.

For all purchases, if payment is not made or a check received for shares does not clear, the purchase will be cancelled and the investor could be liable for any losses to the Fund, including losses resulting from a decline in the net asset value of the applicable shares between the date of purchase and the date of cancellation, and for a check return fee up to $25.00, as applicable. Shares purchased will begin accruing dividends on the day following the date of purchase.

The net asset value per share of each Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. The Fund may use a pricing service to provide market quotations. A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, yield features, ratings, and developments related to a specific security.

                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Shareholders may redeem their shares on any Business Day and shares may ordinarily be redeemed by mail or telephone, with proceeds payable by check, ACH or wire transfer. A redemption is treated, for federal and state income tax purposes, as a sale of the Fund shares redeemed; a redemption could, therefore, result in taxable gain or loss to the Shareholder. If proceeds are made by wire transfer, a wire transfer charge (presently $12.00) will be imposed.

By Mail
--------------------------------------------------------------------------------

A written request for redemption must be received by the Shareholder Servicing Agent in good form in order to constitute a valid request for redemption. All account holders must sign the redemption request. Under certain circumstances, the Shareholder Servicing Agent may require that the signatures on the request be guaranteed by a commercial bank, by a member firm of a domestic stock exchange, or by another eligible guarantor institution. Redemption requests may be mailed to the Shareholder Servicing Agent, P.O. Box 8524, Boston, MA 02260-8524.

By Telephone
--------------------------------------------------------------------------------

Shares may be redeemed by telephone if the Shareholder elects that option on the Account Application (unless a written redemption request, with the Shareholder's signature guaranteed, is required; see "Signature Guarantees" below). Telephone redemption orders must be placed with the Shareholder Servicing Agent prior to 4:00 p.m. ET on any Business Day to be effective on such day. The Shareholder may have the proceeds mailed to his or her address or wired to a commercial bank account previously designated on the Account Application. Telephone redemption requests may be made by calling the Shareholder Servicing Agent at 1-800-252-1784. Shareholders may not close their account by telephone. During periods of drastic economic or market changes or severe weather or other

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                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
emergencies, Shareholders may find it difficult to implement a telephone redemption. If such a case should occur, another method of redemption, such as written request sent via an overnight delivery service, should be considered. The Funds' address for overnight deliveries is 1784 Funds, c/o Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.

Signature Guarantees
--------------------------------------------------------------------------------

If a Shareholder requests a redemption for an amount in excess of $25,000, a redemption of any amount to be payable to anyone other than the Shareholder of record or a redemption of any amount to be sent to any address other than the Shareholder's address of record with the applicable Fund (or in the case of ACH or wire transfers, other than as provided in the Shareholder's Account Application), all account holders on the Shareholder's account must sign a written redemption request and their signatures must be guaranteed by a commercial bank, by a member firm of a domestic stock exchange or by another eligible guarantor institution. The Trust and the Shareholder Servicing Agent reserve the right to amend these requirements for the applicable Fund at any time without notice. For questions about the proper form of redemption requests, call 1-800-252-1784.

Other Information Regarding Redemptions
--------------------------------------------------------------------------------

All redemption orders for shares of the Funds are effected at the net asset value per share next determined after receipt, by the Shareholder Servicing Agent, of a valid request for redemption in good form, as described above. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Shareholder Servicing Agent of the request for redemption. A redemption must involve either shares having an aggregate value of at least $250 or all the shares in an account. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures will include verification of a caller's identity by asking for his or her name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures to confirm that instructions communicated by telephone are genuine are not followed, the Fund may be liable for any losses to a Shareholder due to unauthorized or fraudulent instructions. Otherwise, the investor will bear all risk of loss relating to a purchase, redemption or exchange by telephone or a wire transfer.

Forwarding of redemption proceeds for shares purchased, or received in exchange for shares purchased, by check (including certified or cashier's checks) may be delayed for 15 or more days to ensure that payment has been collected for the purchase of such shares. Each Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in Fund securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder (and not solely because of market declines), the account of such Shareholder in the Fund has a value of less than the minimum initial purchase amount (normally $1,000). Accordingly, an investor purchasing shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least the minimum amount.

The right of any Shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted, or to the extent otherwise permitted by the Investment Company Act of 1940, if

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                                   I784 FUNDS

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an emergency exists. See "Purchase and Redemption of Shares" in the Statement
of Additional Information for examples of when the right of redemption may be suspended.

                           SYSTEMATIC WITHDRAWAL PLAN
--------------------------------------------------------------------------------

A Shareholder may direct the Shareholder Servicing Agent to send him or her regular monthly, quarterly, semi-annual or annual payments, as designated on the Account Application and based upon the value of his or her account. Each payment under a systematic withdrawal plan must be at least $100, except in certain limited circumstances. A withdrawal payment under the plan is treated, for federal and state income tax purposes, as a sale of a number of Fund shares sufficient to fund the payment; such payment could, therefore, result in taxable gain or loss to the Shareholder.

                                   EXCHANGES
--------------------------------------------------------------------------------

Some or all of the shares of a Tax-Exempt Fund for which payment has been received by the Distributor (i.e., an established account) may be exchanged at their net asset value for shares of one or more of the other portfolios of the Trust, including shares of another Tax-Exempt Fund. Exchanges will be made only after instructions in writing or by telephone are received for an established account by the Distributor.

In the case of shares held of record by Bank of Boston or one of its affiliates but beneficially owned by a Customer, to exchange such shares the Customer should contact Bank of Boston or the affiliate, who will contact the Distributor and effect the exchange on behalf of the Customer. If an exchange request in good order is received by the Distributor by 4:00 p.m. ET on any Business Day, the exchange usually will occur on that day; however, requests for exchanges for shares of a money market fund must be received earlier than 4:00 p.m. ET (in cases when regular trading on the New York Stock Exchange closes earlier than 4:00 p.m. ET, as early as 12:00 noon ET) for the exchange to occur on that day. Any Shareholder or Customer who wishes to make an exchange must have received a current prospectus of the portfolio in which he or she wishes to invest before the exchange will be effected. Residents of any state may only exchange shares for shares of another portfolio of the Trust if that portfolio is registered in that state.

Each exchange must involve either shares having an aggregate value of at least $250 or all the shares in the account, and the amount of the exchange must meet the minimum investment requirements for the portfolio of the Trust into which the exchange is being made.

Exchanges may be made by telephone only if that option has been elected by the Shareholder on the Account Application. Shares may be exchanged by telephone by calling the Distributor toll free at 1-800-252-1784.

No fees are currently charged to Shareholders directly in connection with exchanges, although each of the Tax-Exempt Funds reserves the right, upon not less than 60 days' written notice, to charge Shareholders a nominal fee in accordance with rules promulgated by the SEC. Each of the Tax-Exempt Funds also reserves the right to reject any exchange request in whole or in part. The exchange privilege (or any aspect of it) may be changed or terminated at any time.

An exchange is treated, for federal and state income tax purposes, as a sale of the Tax-Exempt Fund shares exchanged; an exchange could, therefore, result in taxable gain or loss to the Shareholder.

                                  PERFORMANCE
--------------------------------------------------------------------------------

From time to time, the Trust may advertise a Fund's yield, tax-equivalent yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over one year and is shown as a percentage of the investment. Each Fund's tax-equivalent yield

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                                   I784 FUNDS

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refers to the yield that a taxable fund would have to generate in order to produce an equivalent after-tax yield.

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment, net of any sales charge imposed, for designated time periods (including but not limited to the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

A Fund's performance may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

                                     TAXES
--------------------------------------------------------------------------------

The following is a discussion of certain United States federal income tax considerations relevant to the purchase, ownership, and disposition of shares in the Funds. The discussion, which is based on current tax laws, regulations, rulings, and judicial decisions (all of which are subject to change at any time by legislative, judicial, or administrative action), is not intended to be complete; therefore, prospective investors should consult their own tax advisers as to the tax consequences to them of an investment in a Fund. Additional information concerning taxes is set forth in the Statement of Additional Information.

Tax Status of the Tax-Exempt Funds
--------------------------------------------------------------------------------

Each Fund is treated as a separate entity for federal income tax purposes, and is not combined with the other Funds or the Trust's other portfolios. The Trust intends to qualify each Fund each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and to make distributions to that Fund's shareholders in accordance with the timing requirements set out in the Code. As a result, it is expected that the Funds will not be required to pay any federal income or excise taxes.

Federal Tax Treatment of Shareholders
--------------------------------------------------------------------------------

The Trust expects that dividends paid to Shareholders by the Tax-Exempt Funds from interest on Municipal Securities (referred to as "exempt-interest dividends") will be exempt from federal income tax because these Funds each intend to satisfy certain requirements of the Code. One such requirement is that at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations whose interest is exempt from federal income tax.

Distributions of income from capital gains, from investments in taxable securities (including repurchase agreements), and from certain other transactions will be taxable to Shareholders, whether paid in cash or in additional shares. Distributions from taxable net investment income and short-term capital gains will be taxable to Shareholders as ordinary income, while distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to Shareholders as long-term capital gains, regardless of how long the Shareholders have held their shares.

Interest on indebtedness incurred by Shareholders to purchase or carry shares of a Tax-Exempt Fund will not be deductible for federal income tax purposes. Exempt-interest dividends are taken into account in calculating the amount of social security and railroad retirement benefits that may be subject to federal income tax. Certain distributions of exempt-interest dividends may also be a tax preference item for purposes of the federal alternative minimum tax and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of the Funds.

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                                   I784 FUNDS

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The Trust expects that none of the dividends received from the Funds will be eligible for the dividends received deduction for corporations. Any Fund dividend that is declared in October, November, or December of a calendar year, payable to Shareholders of record in such a month, and that is paid the following January will be treated as if received by the Shareholders on December 31 of the year in which the dividend is declared.

The Trust will make annual reports to Shareholders of the federal income tax status of all distributions from each Fund; the Trust will also make annual reports to Shareholders of the State Funds of the applicable state tax status of each State Fund's distributions.

The exchange or redemption of Fund shares is a taxable event to the Shareholders; however, under certain circumstances, realized losses may be disallowed and short-term capital losses may be converted into long-term capital losses.

The Funds will generally withhold tax payments at the rate of 30% on dividends and other payments that are subject to such withholding and that are made to persons who are neither citizens nor residents of the U.S., although the 30% rate may be reduced to the extent provided by an applicable tax treaty. Each Fund is also required in certain circumstances to withhold 31% of taxable dividends and certain redemption proceeds paid to any Shareholder (including a Shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% (or lower treaty rate) withholding.

State Taxes
--------------------------------------------------------------------------------

Depending on the nature of the distribution of income and the residence of the Shareholder, certain distributions by the Funds may be subject to state and local income taxes. Shareholders of the 1784 Massachusetts Tax-Exempt Income Fund who are subject to Massachusetts personal income taxation will not, however, be required to include in their Massachusetts gross income that portion of their exempt-interest dividends that the Trust identifies as directly attributable to interest received by the Fund on obligations issued by the Commonwealth of Massachusetts, its counties and municipalities, authorities, political subdivisions, or instrumentalities. Such shareholders also will not be required to include in their Massachusetts gross income that portion of ordinary dividends that the Trust properly and timely identifies in a written notice as being attributable to interest earned on obligations of the United States or its agencies or possessions that are exempt from state taxation. Exempt-interest dividends paid to a corporate shareholder will be subject to the Massachusetts corporate excise tax, and shares of the 1784 Massachusetts Tax-Exempt Income Fund may be included in the net worth base of that tax. Any capital gains distributed by the 1784 Massachusetts Tax-Exempt Income Fund (except for cases in which capital gains are specifically exempted from income taxation under the legislation authorizing issuance of the obligations the sale of which produces the capital gains), and gains realized by the Shareholder from a redemption or sale of shares of the Fund, will be subject to Massachusetts personal income or the corporate excise tax, as applicable.

Shareholders of the 1784 Rhode Island Tax-Exempt Income Fund who are subject to Rhode Island personal income taxation or to the Rhode Island business corporation tax will not be required to include in their Rhode Island taxable income that portion of their exempt-interest dividends that the Trust identifies as directly attributable to interest received by the Fund on obligations issued by the State of Rhode Island and Providence Plantations, its counties and municipalities, authorities, political subdivisions, or instrumentalities. Shareholders of the Fund who are subject to Rhode Island personal income taxation or to the Rhode Island business corporation tax will be required to include in their Rhode Island income or net income, as applicable, any capital gains or losses from a redemption or sale of shares of the Fund, and any capital gains distributed by the Fund other than any such distributions derived from

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                                   I784 FUNDS

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the sale of underlying obligations issued by Rhode Island issuers that are specifically exempted from Rhode Island taxation of capital gains by the Rhode Island law authorizing issuance of the obligations.

Shareholders of the 1784 Connecticut Tax-Exempt Income Fund who are subject to Connecticut personal income taxation will not be required to include in their Connecticut gross income that portion of their exempt-interest dividends that the Trust identifies as directly attributable to interest received by the Fund on obligations issued by the State of Connecticut, its counties and municipalities, authorities, political subdivisions, or instrumentalities. Any capital gains distributed by the Fund may be subject to Connecticut personal income taxes if received by Shareholders subject to such taxes, although currently proposed regulations would exempt distributions of net capital gains derived from the sale or exchange of obligations of Connecticut and its political subdivisions. Exempt-interest dividend distributions by the Fund derived from interest income of the Fund that is treated as a preference item for Federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any Shareholder subject to both the Connecticut personal income tax and the federal alternative minimum tax. Distributions of capital gains and exempt-interest dividends derived from interest exempt from Connecticut personal income tax and federal income tax will be subject to the Connecticut Corporation Business Tax if received by a corporation subject to such tax. Gains from the redemption or other sale of Fund shares may be subject to Connecticut personal income taxes or the Connecticut corporation business tax if the Shareholder is otherwise subject to those taxes.

                              GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust
--------------------------------------------------------------------------------

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated February 5, 1993. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each of the portfolios (referred to as "series") of the Trust, each of which is a separate fund. In addition to the Tax-Exempt Funds, the Trust includes the following funds: 1784 Institutional U.S. Treasury Money Market Fund, 1784 U.S. Treasury Money Market Fund, 1784 Tax-Free Money Market Fund, 1784 Growth and Income Fund, 1784 Asset Allocation Fund, 1784 International Equity Fund, 1784 U.S. Government Medium-Term Income Fund, 1784 Short-Term Income Fund, and 1784 Income Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and are subject to liabilities related thereto. The Trust reserves the right to create and issue additional series of shares, and reserves the right to create and issue shares of additional classes of any or all series.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses and reports to Shareholders, costs of custodian services and registering the shares of the Funds and other series under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes, and amortization of organization expenses, and any extraordinary expenses including but not limited to litigation expenses. For the fiscal year ended May 31, 1995, the total expenses of each of the Funds were as follows: for the 1784 Tax-Exempt Medium-Term Income Fund, $1,265,285, of which $464,922 was voluntarily waived or reimbursed by the Bank of Boston (after giving effect to such waiver or reimbursement, 0.80% of such Fund's average daily net assets for that fiscal year); for the 1784 Massachusetts Tax-Exempt Income Fund, $814,052, of which $330,080 was voluntarily waived or reimbursed by the Bank of Boston (after giving effect to such waiver or reimbursement, 0.80% of such Fund's average daily net assets for that fiscal year); for the 1784 Rhode Island Tax-Exempt Income Fund, $354,367, of which $235,443 was voluntarily waived or reimbursed by the Bank of Boston (after giving effect to such waiver or reimbursement, 0.54% of such Fund's average daily net assets for that fiscal year); and for the 1784 Connecticut Tax-Exempt Income Fund,

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
$570,242, of which $357,499 was voluntarily waived or reimbursed by the Bank of Boston (after giving effect to such waiver or reimbursement, 0.52% of such Fund's average daily net assets for that fiscal year).

Under applicable law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a Shareholder incurring financial loss on account of such Shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations and inadequate insurance existed. The Trust believes that the likelihood of such circumstances is remote.

Trustees of the Trust
--------------------------------------------------------------------------------

The management and affairs of the Trust are supervised by its Board of Trustees. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and Shareholder services to the Trust.

Voting Rights
--------------------------------------------------------------------------------

Each share held entitles the Shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

Reporting
--------------------------------------------------------------------------------

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

Shareholder Inquiries
--------------------------------------------------------------------------------

Shareholder inquiries should be directed to SEI Financial Management Corporation, P.O. Box 1784, Wayne, Pennsylvania 19087-8784, at 1-800-252-1784.

Dividends and Distributions
--------------------------------------------------------------------------------

Substantially all of the net investment income (not including capital gains) of the Tax-Exempt Funds is distributed in the form of dividends which are declared daily and paid monthly. Shareholders of record will be entitled to receive the dividend, except that shares purchased will not begin accruing dividends until the day following the date of their purchase. On redemption, a Shareholder will receive dividends through and including the day a valid redemption request is received by the Shareholder Servicing Agent. Currently, capital gains of the Funds, if any, will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution.

If dividend payments are returned and unclaimed within 30 days, they will be reinvested and the Shareholder will be deemed to have elected to receive future dividend and capital gain distributions in additional shares.

Counsel and Independent Accountants
--------------------------------------------------------------------------------

Bingham, Dana & Gould LLP, Boston, MA, serve as counsel to the Trust. Coopers & Lybrand L.L.P., Boston, MA, serve as the independent accountants of the Trust.

Custodian
--------------------------------------------------------------------------------

Bank of Boston, 100 Federal Street, Boston, MA 02110, acts as Custodian of the Trust. The Custodian

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Under a separate agreement, Bank of Boston also provides certain accounting services for the Trust.

              DESCRIPTION OF PERMITTED INVESTMENTS AND TECHNIQUES
--------------------------------------------------------------------------------

The following is a description of certain of the permitted investments and investment techniques for the Funds. Not all of the Funds will normally invest in all of the permitted investments, nor engage in all of the investment techniques, listed below. See "Investment Policies." Except as specifically stated below or elsewhere in this Prospectus or in the Statement of Additional Information with respect to certain of the Funds' permitted investments and investment techniques, there are no limits on the amount of assets a Fund may invest in particular types of securities.

U.S. Treasury Obligations -- U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities. These securities are usually structured with two classes that receive different portions of the interest and principal payments from the underlying obligation. The yield to maturity on the interest-only class is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only class generally is unusually volatile in response to changes in interest rates. See "Zero Coupon Securities" below for more information on these securities.

Receipts -- A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TRs, TIGRs, and CATS are sold as zero coupon securities. See "Zero Coupon Securities" below for more information on these securities.

U.S. Government Agencies -- Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association, "FNMA").

Bank Obligations -- A Fund may invest in bank obligations, i.e., certificates of deposit, time deposits (including Eurodollar time deposits) and bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. A Fund may invest in such obligations, however, only if the issuer (or the parent company, in the case of subsidiaries or branches) has assets of at least $1 billion, and only if the Adviser deems the bank obligation to be of comparable credit quality to the commercial paper in which the applicable Fund may invest.

Bankers' Acceptances -- A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

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                                   I784 FUNDS

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Certificates of Deposit -- A certificate of deposit is a negotiable interest-
bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

Money Market Funds -- A money market fund is an investment company that limits its investments to high quality money market instruments with a weighted average maturity of 90 days or less. A Fund may not invest more than 5% of its assets in any one money market fund or more than 10% of its assets in other investment companies, including money market funds. When a Fund invests in a money market fund, a Shareholder bears not only his or her proportionate share of the Fund's expenses, but also indirectly his or her share of the expenses of the money market fund, including management fees.

Time Deposits -- A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities; therefore, no Fund will invest more than 15% of its net assets in such time deposits and other illiquid securities.

Futures and Options on Futures -- A Fund may also enter into bond and interest rate futures contracts and options on futures contracts provided that the sum of the Fund's initial margin deposits on open futures contracts plus the amount paid for premiums for unexpired options on futures contracts does not exceed 5% of the market value of the Fund's total assets and the outstanding obligations to purchase securities under futures contracts do not exceed 20% of the Fund's total assets. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will minimize the risk that it will be unable to close out a futures contract by entering into only those futures contracts which are traded on national futures exchanges.

It is intended that the Funds would use futures contracts and related options only for bona fide hedging purposes, i.e., to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. There are risks associated with these hedging activities, including the following: (1) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures;
(3) there may not be a liquid secondary market for a futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

Variable and Floating Rate Instruments -- Certain of the obligations purchased by the Funds may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature permitting the holder to demand payment of principal at any time or at specified intervals. Such obligations may include variable amount master demand notes. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security; a Fund will not invest more than 15% of its net assets in illiquid securities.

The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Commercial Paper -- Commercial paper is the term used to designate unsecured short-term promissory notes

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
issued by corporations and other entities. Maturities on these issues vary from one to 270 days.

Loan Participations -- The Funds may invest in interests in loans to U.S. corporations (i.e., borrowers) which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower of the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. The Fund may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Fund may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower because it may be necessary under the terms of the loan participation for the Fund to assert its rights against the borrower through the intermediary bank. Moreover, under the terms of a loan participation the purchasing Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is limited and any such participation purchased by a Fund may be regarded as illiquid; no Fund will invest more than 15% of its net assets in illiquid securities.

Restricted Securities -- Securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration are referred to as "restricted securities." Each of the Tax-Exempt Funds may invest up to 15% of its net assets in illiquid securities, including restricted securities; however, this limit will not apply to a restricted security if it is determined by or under the direction of the Trust's Board of Trustees, based on trading markets for the specific restricted security, that such security is liquid. The liquidity of these investments could be impaired if trading does not develop or declines. In the case of illiquid securities, the absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid securities may involve time-consuming negotiation and legal expense, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

Repurchase Agreements -- A repurchase agreement is an agreement by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the purchase price. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Adviser will enter into repurchase agreements on behalf of a Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Pursuant to an exemptive order from the SEC, each of the Funds may enter into repurchase agreements on a pooled basis with other portfolios of the Trust.

Mortgage-Backed Securities -- Each of the Funds may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. Government agency. The primary issuers or guarantors

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                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
of these mortgage-backed securities are GNMA, FNMA and the Federal Home Loan Mortgage Corporation. The Funds may also invest in mortgage-backed securities issued by non-governmental entities which consist of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top three rating categories by S&P or Moody's or are of comparable quality as determined by the Adviser. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. The Funds will purchase only CMOs and REMICs that are backed solely by GNMA certificates or other mortgage pass-through certificates issued or guaranteed by the U.S. Government or its agencies and instrumentalities. However, the guarantees do not extend to the mortgage-backed securities' value, which is likely to vary inversely with fluctuations in interest rates.

Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund reinvests the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time.

Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Adviser believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine the average maturity of a Fund, the Adviser will use an estimate of the average life of a mortgage-backed security. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Adviser will be the actual average life.

Asset-Backed Securities -- Asset-backed securities consist of securities secured by company receivables, truck and auto loans, leases, and credit card receivables. These issues are normally traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Because prepayment of those underlying financial assets affects the maturity of asset-backed securities, the Adviser will use estimates of the average life of asset-backed securities in order to determine the effective maturity of the Funds. See "Mortgage-Backed Securities" for more information on estimates of average life. There can be no assurance that the average life of an asset-backed security as estimated by the Adviser will be the actual average life.

Standby Commitments -- A Fund may acquire securities subject to a standby commitment which permits a Fund to sell the security at a fixed price prior to maturity. The underlying municipal securities subject to a standby commitment may be sold at any time at the market rates. In certain cases, a premium may be paid for a standby commitment. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving standby commitments is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
possible in municipal securities. Each Fund will limit standby commitment transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Trust's Board of Trustees.

There is no limit to the percentage of Fund securities that any Fund may purchase subject to a standby commitment but the amount paid directly or indirectly for a standby commitment held by any Fund will not exceed 1/2 of 1% of the value of the total assets of the Fund.

Municipal Securities -- Municipal securities which the Funds may purchase include (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. Municipal notes include (but are not limited to) general obligation notes, tax anticipation notes, revenue anticipation notes, bond obligation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include (but are not limited to) general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, e.g., tolls from a toll bridge. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal Securities also include participations in municipal leases. These are undivided interests in a portion of an obligation in the form of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. In light of these concerns, the Trust has adopted and follows procedures for determining whether municipal lease securities purchased by a Fund are liquid and for monitoring the liquidity of municipal lease securities held in the Fund's portfolio. The procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in the security, the nature of the marketplace in which the security trades, the credit quality of the security, and other factors which the Adviser may deem relevant.

Forward Commitments or Purchases on a When-Issued Basis -- Each of the Funds may enter into forward commitments or purchase securities on a when-issued basis, which means that the price of the securities is fixed at the time of commitment and that the delivery and payment will ordinarily take place beyond customary settlement time. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement.

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging the Fund's assets; the securities are also subject to fluctuation in value pending settlement based upon public perception of the creditworthiness of the issuer of these securities. Securities purchased on a when-issued or forward commitment basis may expose a Fund to risk because such securities may experience such fluctuations in value prior to their actual delivery. Agreements to purchase securities on a when-issued or forward commitment basis will only be made with the intention of taking delivery and not for speculative purposes. A Fund may invest up to 25% of its assets in forward commitments or commitments to purchase securities on a when-issued basis. While awaiting delivery of securities purchased on such bases, a Fund will establish a segregated account consisting of cash, short-term money market instruments or high quality debt securities equal to the amount of the commitments to purchase securities on such bases.

Zero Coupon Securities -- A zero coupon security pays no interest or principal to its holder during its life. A zero coupon security is sold at a discount, frequently substantial, and redeemed at face value at its maturity date. The amount of the discount is accrued over the life of the security and constitutes the income earned on the security for both accounting and tax purposes. The market prices of zero coupon securities are generally more volatile than the market prices of securities of similar maturity that pay interest periodically, and zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Securities Lending -- In order to generate additional income, a Fund may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies or any combination of cash and such securities as collateral equal at all times to 100% of the market value of the securities lent plus accrued interest. A Fund may lend up to 33 1/3% of its total assets. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. There may be risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk.

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                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   APPENDIX A

                             DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

The following descriptions are summaries of certain published ratings.

Description of Commercial Paper Ratings
--------------------------------------------------------------------------------

The following descriptions of commercial paper ratings have been published by Standard and Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investors Service, Inc. ("Fitch").

S&P's ratings are graded into several categories of which A is the highest. This category is divided into sub-categories as follows:

A-1 This highest sub-category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

Commercial paper issues rated F-1+, F-1, and F-2 by Fitch are judged by Fitch to be of "exceptionally strong" quality, "very strong" quality and "good" quality, respectively, on the basis of relative repayment capacity.

Description of Corporate Bond Ratings
--------------------------------------------------------------------------------

Bonds rated AAA by S&P have the highest rating S&P assigns to debt obligations. Such a rating indicates an extremely strong capacity to repay principal and pay interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to repay principal and pay interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.

Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa by Moody's are considered to be medium-grade obligations (i.e., they are neither

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated AAA by Fitch are considered to be investment grade and of very high credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Description of Municipal Note Ratings
--------------------------------------------------------------------------------

S&P's municipal note ratings reflect the liquidity concerns and market access risks unique to notes. An SP-1 rating indicates a strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation. An SP-2 rating indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's MIG-1/VMIG-1 designation denotes best quality. Municipal notes that obtain this rating possess strong protection due to established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Moody's MIG-2/VMIG-2 designation denotes high quality. Margins of protection are ample although not so large as in the MIG-1/VMIG-1 group.

Municipal notes rated F-1+, F-1 and F-2 by Fitch are judged by Fitch to be of "exceptionally strong" quality, "very strong" quality and "good" quality, respectively, on the basis of the degree of assurance of timely payment.

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   APPENDIX B

                        TAXABLE EQUIVALENT YIELD TABLES
--------------------------------------------------------------------------------

These tables are for illustrative purposes only and are not intended to predict the actual return an individual would earn on an investment in the Funds. No assurance can be made that any Fund will attain any particular yield. The tax rates used in these tables are based upon published 1995 marginal tax rates currently available and scheduled to be in effect. The tables do not take into account changes in tax rates that are proposed from time to time. Investors should consult their tax advisers to determine their actual tax rates.

                    1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND

Find your Federal tax bracket based on your taxable income.

                                               You would need the taxable yield listed
                                                        opposite the Federal
                                      1995    tax bracket in the chart below to have a
          Taxable Income*           Federal             tax-exempt yield of:
----------------------------------- Marginal -------------------------------------------
     Single             Joint         Rate   4.0%  4.5%  5.0%  5.5%  6.0%   6.5%   7.0%
----------------  ----------------  -------- ----- ----- ----- ----- ----- ------ ------
   $      0--        $      0--
      23,350            39,000        15.00% 4.71% 5.29% 5.88% 6.47% 7.06%  7.65%  8.24%
     23,351--        $ 39,001--
      56,550            94,250        28.00% 5.56% 6.25% 6.94% 7.64% 8.33%  9.03%  9.72%
     56,551--          94,251--
     117,950           143,600        31.00% 5.80% 6.52% 7.25% 7.97% 8.70%  9.42% 10.14%
    117,951--         143,601--
     256,500           256,500        36.00% 6.25% 7.03% 7.81% 8.59% 9.38% 10.16% 10.94%
   256,501 and       256,501 and
       more             more          39.60% 6.62% 7.45% 8.28% 9.11% 9.93% 10.76% 11.59%

 * This amount represents taxable income as defined in the Internal Revenue
   Code.
Note: Information in this table is provided as of June 30, 1995.

                   1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND

Find your combined Massachusetts and Federal tax bracket based on your taxable income.

                                                                             You would need the taxable yield listed
                                                                                          opposite the
                                                                             combined Massachusetts and Federal tax
                                                                                         bracket in the
                                                            1995 Combined   chart below to have a Massachusetts tax-
          Taxable Income*                                   Massachusetts               exempt yield of:
-----------------------------------                          and Federal  ---------------------------------------------
     Single             Joint       State Rate Federal Rate Tax Bracket** 4.0%  4.5%  5.0%   5.5%   6.0%   6.5%   7.0%
----------------  ----------------  ---------- ------------ ------------- ----- ----- ----- ------ ------ ------ ------
   $      0--        $      0--
      23,350            39,000        12.00%      15.00%       25.20%     5.35% 6.02% 6.68%  7.35%  8.02%  8.69%  9.36%
     23,351--          39,001--
      56,550            94,250        12.00%      28.00%       36.64%     6.31% 7.10% 7.89%  8.68%  9.47% 10.26% 11.05%
     56,551--          94,251--
     117,950           143,600        12.00%      31.00%       39.28%     6.59% 7.41% 8.23%  9.06%  9.88% 10.70% 11.53%
    117,951--         143,601--
     256,500           256,500        12.00%      36.00%       43.68%     7.10% 7.99% 8.88%  9.77% 10.65% 11.54% 12.43%
  over 256,500      over 256,500      12.00%      39.60%       46.85%     7.53% 8.47% 9.41% 10.35% 11.29% 12.23% 13.17%

 * This amount represents taxable income as defined in the Internal Revenue Code. It is assumed that taxable income as defined in the Internal Revenue Code is the same as under the Massachusetts Personal Income Tax laws; however, Massachusetts taxable income may vary due to differences in exemptions, itemized deductions, and other items.
** For Federal tax purposes, these combined rates reflect the applicable marginal rates for 1995, including indexing for inflation. These rates include the effect of deducting state and city taxes on your Federal return.

 Note: Information in this table is provided as of June 30, 1995.

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

Find your combined Rhode Island and Federal tax bracket based on your taxable income.


                                                                   You would need the taxable yield listed
                                                                   opposite the combined Rhode Island and
                                                    1995 Combined  Federal tax bracket in the chart below
          Taxable Income*                           Rhode Island   to have a Rhode Island tax-exempt yield of:
------------------------------------ State  Federal  and Federal  ---------------------------------------------
     Single              Joint        Rate   Rate   Tax Bracket** 4.0%  4.5%  5.0%   5.5%   6.0%   6.5%   7.0%
-----------------  ----------------- ------ ------- ------------- - ---- ----- ----- ------ ------ ------ ------
$      0-- 23,350  $      0-- 39,000 4.13%  15.00%      18.51%    4.91% 5.52% 6.14%  6.75%  7.36%  7.98%  8.59%
  23,351-- 56,550    39,001-- 94,250 7.70%  28.00%      33.54%    6.02% 6.77% 7.52%  8.28%  9.03%  9.78% 10.53%
  56,551--117,950    94,251--143,600 8.53%  31.00%      36.88%    6.34% 7.13% 7.92%  8.71%  9.51% 10.30% 11.09%
 117,951--256,500   143,601--256,500 9.90%  36.00%      42.34%    6.94% 7.80% 8.67%  9.54% 10.41% 11.27% 12.14%
  over 256,500       over 256,500    10.89% 39.60%      46.18%    7.43% 8.36% 9.29% 10.22% 11.15% 12.08% 13.01%

 * This amount represents taxable income as defined in the Internal Revenue Code. It is assumed that taxable income as defined in the Internal Revenue Code is the same as under the Rhode Island Personal Income Tax law; however, Rhode Island taxable income may differ due to differences in exemptions, itemized deductions, and other items.
** For Federal tax purposes, these combined rates reflect the applicable marginal rates for 1995, including indexing for inflation. These rates include the effect of deducting state and city taxes on your Federal return.

Note: Information in this table is provided as of June 30, 1995.

                    1784 CONNECTICUT TAX-EXEMPT INCOME FUND

Find your combined Connecticut and Federal tax bracket based on your taxable income.

                                                                   You would need the taxable yield listed
                                                                   opposite the combined Connecticut and
                                                                   Federal tax bracket in the chart below
                                                    1995 Combined  to have a Connecticut tax-Taxable Income*
                                                     Connecticut   exempt yield of:
------------------------------------ State  Federal  and Federal   ------------------------------------------
     Single              Joint       Rate**  Rate   Tax Bracket*** 4.5%  5.0%  5.5%   6.0%   6.5%   7.0%
-----------------  ----------------- ------ ------- -------------- ----- ----- ----- ------ ------ ------
$      0-- 23,350  $      0-- 39,000 4.50%  15.00%      18.83%     5.54% 6.16% 6.78%  7.39%  8.01%  8.62%
  23,351-- 56,550    39,001-- 94,250 4.50%  28.00%      31.24%     6.54% 7.27% 8.00%  8.73%  9.45% 10.18%
  56,551--117,950    94,251--143,600 4.50%  31.00%      34.11%     6.83% 7.59% 8.35%  9.11%  9.86% 10.62%
 117,951--256,500   143,601--256,500 4.50%  36.00%      38.88%     7.36% 8.18% 9.00%  9.82% 10.63% 11.45%
  over 256,500       over 256,500    4.50%  39.60%      42.32%     7.80% 8.67% 9.54% 10.40% 11.27% 12.14%

  * This amount represents taxable income as defined in the Internal Revenue Code. It is assumed that taxable income as defined in the Internal Revenue Code is the same as under the Connecticut Personal Income Tax law; however, Connecticut taxable income may differ due to differences in exemptions, itemized deductions, and other items.
 ** The Connecticut credits have not been included in the calculation of the state rates. A credit between 1% and 75% is automatically allowed for single taxpayers with a CT adjusted gross income ranging from $12,000 to $52,500. A credit between 1% and 75% is automatically allowed for married filing joint taxpayers with CT adjusted gross income ranging from $24,000 to $100,500.
*** For Federal tax purposes, these combined rates reflect the applicable marginal rates for 1995, including indexing for inflation. These rates include the effect of deducting state and city taxes on your Federal return.

Note: Information in this table is provided as of June 30, 1995.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PROSPECTUS

                       [LOGO OF 1784 FUNDS APPEARS HERE]

1784 FUNDS (the "Trust") is a mutual fund consisting of several professionally managed portfolios, or funds, of securities. The Trust provides a convenient way to invest in one or more of these funds. This Prospectus relates to shares of the following equity funds (the "Funds" or the "Equity Funds"):

                          1784 GROWTH AND INCOME FUND
                           1784 ASSET ALLOCATION FUND
                         1784 INTERNATIONAL EQUITY FUND

Shares of the Funds are offered primarily to individuals and institutional investors, including accounts for which The First National Bank of Boston ("Bank of Boston"), its affiliates and correspondents, and other financial institutions act in a fiduciary, agency or custodial capacity. Investors in shares of the Funds are referred to hereinafter as "Shareholders." Shares of the Funds are currently offered without any sales charges.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANK OF BOSTON OR ANY OF ITS AFFILIATES. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISKS, INCLUDING RISK TO PRINCIPAL.

This Prospectus sets forth concisely the information about the Trust and the Funds that a prospective investor should know before investing in the Funds. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information, dated October 2, 1995, has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087 or by calling 1-800-252-1784. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

October 2, 1995
as supplemented December 4, 1995

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                    Page
--------------------------------------------------------
Expense Summary                                        2
Summary                                                3
Condensed Financial Information                        6
The Trust                                              7
Investment Objective                                   7
Investment Policies                                    7
Certain Investment Policies and Guidelines            10
Certain Additional Risk Considerations                11
Investment Limitations                                13
The Advisers                                          14
The Administrator                                     16
The Shareholder Servicing Agent and Transfer Agent    17

                                                     Page
---------------------------------------------------------
The Distributor                                        17
Purchase of Shares                                     17
Redemption of Shares                                   20
Systematic Withdrawal Plan                             21
Exchanges                                              21
Performance                                            22
Taxes                                                  22
General Information                                    24
Description of Permitted Investments and Techniques    25
Appendix/Description of Ratings                       A-1

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

Following are (i) a tabular summary of expenses relating to purchases and sales of shares of each of the Equity Funds and annual operating expenses of the Funds, and (ii) an example illustrating the dollar cost of such expenses on a hypothetical $1,000 investment in each of the Funds.

Shareholder Transaction Expenses
--------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases (as a percentage of the
 offering price)                                                          None
Sales Charge Imposed on Reinvested Dividends (as a percentage of the
 offering price)                                                          None
Deferred Sales Charge Imposed on Redemptions (as a percentage of the of-
 fering price)                                                            None
Redemption Fees(1)                                                        None
Exchange Fee                                                              None

Annual Operating Expenses
--------------------------------------------------------------------------------
(As a percentage of average net assets)

                                                     1784 Asset          1784
                                     1784 Growth and Allocation International
                                         Income Fund       Fund   Equity Fund
-----------------------------------------------------------------------------
Advisory Fees (after fee waiver)(2)            0.60%      0.60%         1.00%
12b-1 Fee (after fee waiver)(2)                 None       None          None
Other Expenses(2)                              0.34%      0.65%         0.40%
-----------------------------------------------------------------------------
Total Operating Expenses(2)                    0.94%      1.25%         1.40%

--------------------------------------------------------------------------------
(1) If proceeds of a redemption of Fund shares are paid by wire transfer, a wire transfer charge (presently $12.00) will be imposed.
(2) Bank of Boston, which serves as an Adviser for the Trust, has agreed to waive its fee in an amount that operates to limit total operating expenses of each of the 1784 Growth and Income Fund and the 1784 Asset Allocation Fund to not more than 1.25% of average daily net assets on an annualized basis and total operating expenses of the 1784 International Equity Fund to not more than 1.75% of average daily net assets on an annualized basis; these limitations would not apply to any brokerage commissions, interest expense or taxes or to extraordinary expense items, including but not limited to litigation expenses. Kleinwort Benson Investment Management Americas Inc., which also serves as an Adviser for the 1784 International Equity Fund, may from time to time waive all or a portion of its investment advisory fee. SEI Financial Services Company, which acts as Distributor of the Trust's shares, has agreed to waive its 12b-1 fee, which is computed at an annual rate of 0.25% of each Fund's average daily net assets. If the Distributor should terminate this waiver, after a substantial period of time annual payment of this fee may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. SEI Financial Management Corporation, which acts as the Trust's Administrator, has agreed to waive its fee from certain funds of the Trust to assist these funds in maintaining a competitive expense ratio. Bank of Boston contributes to the Funds in order to limit other operating expenses and to assist the Funds in maintaining a competitive expense ratio. Fee waivers by the Advisers, Administrator and Distributor, and contributions by the Bank of Boston, are voluntary and may be terminated at any time. From time to time Bank of Boston may also waive additional portions of its fees to reduce net operating expenses to less than that shown in the table above. Certain other parties may also agree to waive portions of their fees from time to time on a month to month basis. The advisory fees and the total operating expenses for the 1784 International Equity Fund set forth in the table have been restated to reflect current fees. Additional information may be found under "The Advisers," "The Administrator" and "The Distributor." Absent waivers, the Bank of Boston's investment advisory fee is calculated at an annual rate of 0.74% of average daily net assets of each of the 1784 Growth and Income Fund and the 1784 Asset Allocation Fund and 0.50% of average daily net assets of the 1784 International Equity Fund. Absent waivers, if any, the investment advisory fee received by Kleinwort Benson Investment Management Americas Inc. from the 1784

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International Equity Fund is calculated at an annual rate of 0.50% of the average daily net assets of the 1784 International Equity Fund. Absent the waiver of fees by the Distributor, Advisers and Administrator, and voluntary contributions by the Bank of Boston, other expenses and estimated total operating expenses would be as follows: 0.49% and 1.48% of average daily net assets of the 1784 Growth and Income Fund, 1.52% and 2.51% of average daily net assets of the 1784 Asset Allocation Fund, and 0.46% and 1.70% of average daily net assets of the 1784 International Equity Fund, in each case on an annualized basis. Other expenses are based on actual expenses for each Fund's fiscal year ended May 31, 1995, and include expense items described under "General Information -- The Trust." A person who purchases shares through a financial institution may be charged separate fees by the financial institution.

Example
--------------------------------------------------------------------------------

An investor would pay the following expenses on a hypothetical $1,000 investment assuming a 5% annual total return and redemption at the end of each time period:

                                1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------
1784 Growth and Income Fund        $10     $30     $52     $115
1784 Asset Allocation Fund         $13     $40     $69     $151
1784 International Equity Fund     $14     $44     $77     $168

Absent voluntary waivers by the Advisers, Distributor and Administrator and contributions made by the Bank of Boston, the amounts for this example for one year, three years, five years and ten years would be $13, $39, $68, $149 for the 1784 Growth and Income Fund, $25, $78, $134 and $285 for the 1784 Asset Allocation Fund and $17, $54, $91 and $202 for the 1784 International Equity Fund. The example for each of the 1784 Growth and Income Fund and the 1784 Asset Allocation Fund is based on actual expenses for such Fund's fiscal year ended May 31, 1995. The example for the 1784 International Equity Fund is based on current expenses. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN, AND ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Funds. Additional information may be found under "General Information -- The Trust," "The Advisers," "The Administrator" and "The Distributor."

                                    SUMMARY
--------------------------------------------------------------------------------

The following information is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus and in the Statement of Additional Information.

1784 Funds (the "Trust") is an open-end management investment company which provides a convenient way to invest in one or more professionally managed funds of securities. The following provides basic information about the 1784 Growth and Income Fund, 1784 Asset Allocation Fund and 1784 International Equity Fund (each, a "Fund" or an "Equity Fund," and collectively, the "Funds" or the "Equity Funds"). Each of the Equity Funds is a diversified fund.

What Is the Investment Objective? The investment objective of the 1784 Growth and Income Fund is long-term growth of capital with a secondary objective of income. The investment objective of the 1784 Asset Allocation Fund is to achieve a favorable total rate of return through current income and capital appreciation consistent with preservation of capital, derived from investing in fixed income and equity securities. The investment objective of the 1784 International Equity Fund is long-term growth of capital. Dividend income, if any, is a consideration incidental to the 1784 International Equity Fund's investment objective of increasing the long-term value of its Shareholders' investment. Each Fund's investment objective may be changed only with the consent of holders of a majority of that Fund's outstanding shares. There can be no assurance that any Equity Fund will achieve its investment objective. See "Investment Objective" and "Investment Limitations."

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

What Are the Permitted Investments? The 1784 Growth and Income Fund under normal circumstances invests at least 65% of its total assets in common stocks. The 1784 Asset Allocation Fund under normal circumstances invests between 30% and 70% of its total assets in equity securities, between 30% and 60% of its total assets in intermediate and long-term fixed income securities, and between 0% and 40% of its total assets in money market instruments. The 1784 International Equity Fund under normal circumstances invests at least 65% of its total assets in equity securities, and at least 65% of its total assets are invested in securities of issuers organized in at least three countries other than the United States, including developing countries. During periods of unusual economic market conditions or for temporary defensive purposes or liquidity, each of the Funds may invest in money market funds, and, without limit, in cash and money market instruments.

What Are Some of the Risks? The investment policies of each of the Equity Funds entail certain risks and considerations of which an investor should be aware. For example, the net asset value per share of each of the Equity Funds is not fixed and should be expected to fluctuate. Specifically, common stocks and other equity securities will fluctuate in value; the market value of fixed income investments will change in response to interest rate changes and other factors; and foreign securities in which each Equity Fund is authorized to invest may subject the Equity Funds to different risks than those attendant to investments in securities of U.S. issuers, such as more limited information about foreign issuers, higher brokerage costs, different accounting standards and thinner trading markets. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than in the United States.

For further information, see "Investment Policies," "Certain Investment Policies and Guidelines," "Certain Additional Risk Considerations" and "Description of Permitted Investments and Techniques" herein and in the Statement of Additional Information.

Who Are the Advisers? The First National Bank of Boston ("Bank of Boston") serves as the Adviser for each of the Funds and is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.74% of the average daily net assets of each of the 1784 Growth and Income Fund and the 1784 Asset Allocation Fund and 0.50% of the average daily net assets of the 1784 International Equity Fund. Kleinwort Benson Investment Management Americas Inc. ("Kleinwort Benson" and, together with Bank of Boston, the "Advisers") also serves as an investment adviser for the 1784 International Equity Fund and is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund. Bank of Boston has agreed for an indefinite period of time to waive all or a portion of its fee in order to limit the total operating expenses of the Equity Funds on an annualized basis to not more than 1.25% of each of the 1784 Growth and Income Fund's and the 1784 Asset Allocation Fund's average daily net assets and to not more than 1.75% of the 1784 International Equity Fund's average daily net assets. Bank of Boston contributes to the Funds in order to limit operating expenses and to assist the Funds in maintaining a competitive expense ratio. Fee waivers and contributions may be terminated at any time. See "The Advisers."

Who Is the Administrator? SEI Financial Management Corporation serves as the Administrator for the Trust under an Administration Agreement and is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.15% of the Trust's first $300 million of average daily net assets, 0.12% of the Trust's second $300 million of average daily net assets and 0.10% of the Trust's average daily net assets over $600 million. Each Equity Fund's portion of such fee is based on that Fund's average daily net assets. The Administrator has agreed to waive a portion of its fees on a month to month basis under certain circumstances. See "The Administrator."

Who Are the Shareholder Servicing Agent and Transfer Agent? Boston Financial Data Services acts as dividend disbursing agent and shareholder servicing agent for the Funds. State Street Bank and Trust Company acts as

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
transfer agent for the Funds. See "The Shareholder Servicing Agent and Transfer Agent."

Who Is the Distributor? SEI Financial Services Company acts as distributor of the Trust's shares. The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides for payment to the Distributor of a fee, calculated daily and paid monthly, at an annual rate of 0.25% of each Equity Fund's average daily net assets; the Distributor can use all or a portion of this fee to compensate broker-dealers and other financial institutions that provide services to Shareholders or to their customers who beneficially own shares of the Equity Funds. The Distributor has agreed to waive its 12b-1 fee. However, distribution fees may be imposed in the event that the Distributor determines to terminate its waiver of such fees. The Trust may create one or more additional classes of shares, without distribution fees, of any or all of the Funds. See "The Distributor."

How Do I Purchase Shares? Purchases of Fund shares may be made through the Distributor by the close of business Monday through Friday except on days when the New York Stock Exchange or the Federal Reserve Bank of Boston is closed ("Business Days"). Shares may also be purchased through broker-dealers which have established dealer agreements with the Distributor. Purchase orders submitted through broker-dealers normally will be received by the Distributor on the Business Day after they are received by the broker-dealer.

A purchase order representing an investment in an Equity Fund will be effective as of the Business Day the order is received by the Distributor if the Distributor receives a purchase order in good form for the shares and payment (by wire transfer or check) for the shares before 4:00 p.m. Eastern Time ("ET") on that day. Shares are sold at their net asset value determined as of the end of the day the order is effective.

The minimum initial investment in an Equity Fund is $1,000; all subsequent purchases must be at least $250. Minimum investment requirements are lower for accounts established for automatic investment programs and under tax-deferred retirement programs (including IRAs). See "Purchase of Shares."

Shares of each of the Equity Funds are currently being offered without any sales charges. See "The Distributor."

How Do I Redeem Shares? Redemptions of shares of an Equity Fund may be made through the Shareholder Servicing Agent on any Business Day. Redemption orders must be placed in good form before 4:00 p.m. ET on any Business Day to be effective on that day. The redemption price is the net asset value per share determined as of the end of the day the order is effective. See "Redemption of Shares."

How Are Distributions Paid? Substantially all of the net investment income (exclusive of capital gains) of each of the 1784 Growth and Income Fund and the 1784 Asset Allocation Fund is distributed in the form of quarterly dividends. Substantially all of the net investment income (exclusive of capital gains) of the 1784 International Equity Fund is distributed in the form of dividends which are paid at least annually. Shareholders of record on the record date for the dividend distribution will be entitled to the dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payment in cash. See "Dividends and Distributions."

How Do I Make Exchanges? Once payment for shares of an Equity Fund has been received by the Distributor, those shares may be exchanged for shares of one or more other portfolios of the Trust at net asset value, provided the amount of the exchange meets the minimum investment requirements for the other portfolio of the Trust. There are no charges for an exchange. If an exchange request in good order is received by the Distributor by 4:00 p.m. ET on any Business Day, the exchange usually will occur on that day; however, requests for exchange for shares of a

--------------------------------------------------------------------------------
                                   1784 FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
money market fund must be received earlier than 4:00 p.m. ET (in cases when regular trading on the New York Stock Exchange closes earlier than 4:00 p.m.
ET, as early as 12:00 noon ET) for the exchange to occur on that day. A Shareholder must obtain and should read the prospectus of the other portfolio and consider the differences in investment objectives and policies before making any exchange. An exchange is treated, for federal and state income tax purposes, as a sale of the Equity Fund shares exchanged, and could result in gain or loss to the Shareholder. See "Exchanges."

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following table provides condensed financial information about the Equity Funds for the period from the commencement of operations (June 7, 1993 for the 1784 Growth and Income Fund, June 14, 1993 for the 1784 Asset Allocation Fund and January 3, 1995 for the 1784 International Equity Fund) through May 31, 1995. The information should be read in conjunction with the financial statements appearing in the Funds' Annual Report to Shareholders, which are incorporated by reference in the Statement of Additional Information. The financial statements and notes, as well as the table below, covering the period through May 31, 1995, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report is included in the Funds' Annual Report. Copies of the Annual Report may be obtained without charge from the Distributor.
                              FINANCIAL HIGHLIGHTS

                       For the Period Ended May 31, 1995
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period

                    Net                                                                                 Net
                   Asset                Realized and   Dividends                    Net               Assets      Ratio
                   Value      Net        Unrealized     from Net  Distributions Asset Value             End    of Expenses
                 Beginning Investment Gain or (Losses) Investment from Capital      End      Total   of Period to Average
                 of Period   Income    on Investments    Income       Gains      of Period  Return     (000)   Net Assets
                 --------- ---------- ---------------- ---------- ------------- ----------- -------  --------- -----------
GROWTH AND
INCOME(1)
----------------
----------------
 6/7/93-5/31/94   $10.00      0.12          0.56         (0.11)      (0.00)       $10.57     6.80 %* $121,717     0.35%**
 6/1/94-5/31/95   $10.57      0.11          1.67         (0.10)      (0.09)       $12.16    17.09 %  $229,200     0.94%
ASSET
ALLOCATION(2)
----------------
----------------
 6/14/93-5/31/94  $10.00      0.19         (0.20)        (0.15)      (0.00)       $ 9.84    (0.15)%* $  6,928     1.25%**
 6/1/94-5/31/95   $ 9.84      0.28          1.15         (0.27)      (0.01)       $10.99    14.84 %  $  8,622     1.25%
INTERNATIONAL
EQUITY(3)
----------------
----------------
 1/3/95-5/31/95   $10.00      0.06          0.35         (0.00)      (0.00)       $10.41     4.73 %* $148,439     0.89%**
                               Ratio     Ratio of
                   Ratio    of Expenses Net Income
                   of Net   to Average  to Average
                   Income   Net Assets  Net Assets Portfolio
                 to Average (Excluding  (Excluding Turnover
                 Net Assets  Waivers)    Waivers)    Rate
                 ---------- ----------- ---------- ---------
GROWTH AND
INCOME(1)
----------------
----------------
 6/7/93-5/31/94    1.23%**     1.36%**    0.22%**   31.55%
 6/1/94-5/31/95    1.05%       1.23%      0.76%     38.94%
ASSET
ALLOCATION(2)
----------------
----------------
 6/14/93-5/31/94   2.62%**     3.61%**    0.26%**   28.19%
 6/1/94-5/31/95    2.88%       2.51%      1.62%     67.23%
INTERNATIONAL
EQUITY(3)
----------------
----------------
 1/3/95-5/31/95    2.06%**     1.70%**    1.25%**   11.03%

 * Returns are for the period indicated and have not been annualized.
** Ratios for this period have been annualized.
(1) The Growth and Income Fund commenced operations on June 7, 1993.
(2) The Asset Allocation Fund commenced operations on June 14, 1993.
(3) The International Equity Fund commenced operations on January 3, 1995.
                                 -------------

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   THE TRUST
--------------------------------------------------------------------------------

1784 Funds (the "Trust") is an open-end management investment company that currently offers units of beneficial interest ("shares") in several separate professionally managed investment portfolios, or funds. Each share of each fund represents an undivided, proportionate interest in that fund. This Prospectus relates to shares of the Trust's 1784 Growth and Income Fund, 1784 Asset Allocation Fund and 1784 International Equity Fund, each of which is a diversified fund. The Trust's other funds include the 1784 U.S. Government Medium-Term Income Fund, 1784 Short-Term Income Fund, 1784 Income Fund, 1784 Tax-Exempt Medium-Term Income Fund, 1784 Connecticut Tax-Exempt Income Fund, 1784 Rhode Island Tax-Exempt Income Fund, 1784 Massachusetts Tax-Exempt Income Fund, 1784 U.S. Treasury Money Market Fund, 1784 Institutional U.S. Treasury Money Market Fund and 1784 Tax-Free Money Market Fund. Information regarding the Trust's other funds is contained in separate prospectuses that may be obtained from the Trust's distributor, SEI Financial Services Company (the "Distributor"), 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-252-1784.

                              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The investment objective of the 1784 Growth and Income Fund is long-term growth of capital with a secondary objective of income.

The investment objective of the 1784 Asset Allocation Fund is to achieve a favorable total rate of return through current income and capital appreciation consistent with preservation of capital, derived from investing in fixed income and equity securities.

The investment objective of the 1784 International Equity Fund is long-term growth of capital. Dividend income, if any, is a consideration incidental to the Fund's investment objective of increasing the long-term value of its Shareholders' investment.

There is no assurance that the investment objective of any Fund will be met. The investment objective of each Fund is a fundamental policy of that Fund, and therefore cannot be changed without the consent of holders of a majority of that Fund's outstanding shares. See "Investment Limitations."

                              INVESTMENT POLICIES
--------------------------------------------------------------------------------

The 1784 Growth and Income Fund is a diversified fund that under normal circumstances invests at least 65% of its total assets in common stocks of U.S. and foreign issuers. The Fund emphasizes common stocks that in its Adviser's opinion (1) have above average long-term growth prospects; (2) have a market capitalization of at least $250 million; (3) have the potential for an increase in shareholder dividend payments; (4) are issued by companies that are financially sound; and (5) are issued by companies that have a record of growth in both earnings and dividends. Some of the common stocks purchased by the Fund may not meet one or more of these criteria. For purposes of this policy, common stocks are deemed to include securities purchased in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") (sometimes referred to as Continental Depositary Receipts ("CDRs")). Under normal circumstances, not more than 35% of this Fund's total assets are invested in warrants, convertible and non-convertible debt securities and preferred stocks, and money market instruments.

The 1784 Growth and Income Fund may, for hedging purposes or in order to generate additional income, write (sell) covered call options, and may, for hedging purposes, enter into futures contracts and related options. In addition, the Fund may make additional types of investments and engage in other investment practices, as described in "Description of Permitted Investments and Techniques."

For more information regarding the permitted investments and investment practices of the 1784 Growth and Income Fund, the purposes of these investments and investment practices and certain risks

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
associated with certain of these investments and investment practices, see "Certain Investment Policies and Guidelines," "Certain Additional Risk Considerations," "Description of Permitted Investments and Techniques" and the Statement of Additional Information.

The 1784 Asset Allocation Fund is a diversified fund which allocates its assets among equity securities and fixed income securities (consisting of both intermediate and long-term fixed income securities and money market instruments). Under normal circumstances, between 30% and 70% of the Fund's total assets are invested in equity securities, between 30% and 60% of its total assets are invested in intermediate and long-term fixed income securities, and between 0% and 40% of its total assets are invested in money market instruments. For purposes of this policy, equity securities are defined as: (1) common stocks; (2) warrants to purchase common stocks; (3) debt securities convertible into common stocks; (4) convertible and non-convertible preferred stocks; and (5) American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") (sometimes referred to as Continental Depositary Receipts ("CDRs")). In selecting equity securities, the Fund's Adviser emphasizes securities which in its opinion (1) have above average long-term growth prospects; (2) have a market capitalization of at least $250 million;
(3) have the potential for an increase in shareholder dividend payments; (4) are issued by companies that are financially sound; and (5) are issued by companies that have a record of growth in both earnings and dividends. Some of the equity securities purchased by the Fund may not meet one or more of these criteria.

The intermediate and long-term fixed income securities in which the 1784 Asset Allocation Fund may invest include: (1) bonds, debentures or other debt instruments rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's") or of comparable quality at the time of purchase as determined by the Fund's Adviser; (2) debt obligations issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies and instrumentalities; (3) debt securities of the government of Canada or any of its provincial and local governments, in each case which the Fund's Adviser deems to be of comparable credit quality at time of purchase to the corporate debt instruments in which the Fund may invest; (4) U.S. dollar denominated debt securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities and debt securities of supranational entities, in each case which the Fund's Adviser deems to be of comparable credit quality at time of purchase to the corporate debt instruments in which the Fund may invest; (5) mortgage-backed securities and asset-backed securities rated A or better by S&P or Moody's or of comparable quality at the time of purchase as determined by the Fund's Adviser; (6) receipts evidencing separately traded interest and principal component parts of U.S. Government obligations; and (7) repurchase agreements involving the foregoing types of securities. Securities rated BBB by S&P or Baa by Moody's may have speculative characteristics.

The money market instruments in which the 1784 Asset Allocation Fund may invest are described under "Certain Investment Policies and Guidelines" and "Description of Permitted Investments and Techniques."

The 1784 Asset Allocation Fund may purchase mortgage-backed securities issued or guaranteed as to payment of principal and interest by the U.S. Government or any of its agencies or instrumentalities and mortgage-backed securities issued by private issuers rated in one of the three highest rating categories and backed by mortgage pass-through certificates issued or guaranteed by the U.S. Government or any of its agencies and instrumentalities. The principal governmental issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
backed by the full faith and credit of the U.S. Government while obligations of FNMA and FHLMC are supported by the respective agency only. The Fund may purchase mortgage-backed securities that are backed or collateralized by fixed, adjustable or floating rate mortgages.

The 1784 Asset Allocation Fund may invest in floating or variable rate debt obligations. The Fund is not subject to maturity restrictions. Fixed income obligations owned by the Fund which become less than the prescribed investment quality after purchase will be sold at a time when, in the judgment of the Fund's Adviser, it is not in the Fund's interest to continue to hold such securities.

The 1784 Asset Allocation Fund may, for hedging purposes or in order to generate additional income, write (sell) covered call options, and may, for hedging purposes, enter into futures contracts and related options. In addition, the Fund may make additional types of investments and engage in other investment practices, as described in "Description of Permitted Investments and Techniques."

For more information regarding the permitted investments and investment practices of the 1784 Asset Allocation Fund, the purposes of these investments and investment practices and certain risks associated with certain of these investments and investment practices, see "Certain Investment Policies and Guidelines," "Certain Additional Risk Considerations," "Description of Permitted Investments and Techniques" and the Statement of Additional Information.

The 1784 International Equity Fund is a diversified fund that under normal circumstances and as a non-fundamental policy, invests at least 65% of its total assets in equity securities, and at least 65% of its total assets in securities of issuers organized in at least three countries other than the United States, including developing countries. For purposes of this policy, equity securities are defined as including common stock, preferred stock, securities convertible into common stock (such as convertible notes, convertible debentures and convertible preferred stock), trust or limited partnership interests, and rights and warrants to acquire equity securities, and also include securities purchased directly or in the form of sponsored American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other similar securities representing common stock of foreign issuers.

Other permitted investments of the 1784 International Equity Fund, including fixed income securities, are described below in "Certain Investment Policies and Guidelines" and "Description of Permitted Investments and Techniques."

The 1784 International Equity Fund will emphasize equity securities that in the Fund's Advisers' opinion (1) have above average long-term growth prospects; (2) have a market capitalization of at least $100 million; (3) have the potential for an increase in shareholder dividend payments; (4) are issued by companies that are financially sound; and (5) are issued by companies that have a record of growth in both earnings and dividends. Some of the securities purchased by the Fund may not meet one or more of these criteria.

The 1784 International Equity Fund may, for hedging purposes or in order to generate additional income, write (sell) covered call options, and may, for hedging purposes, enter into futures contracts and related options. In addition, the Fund may make additional types of investments and engage in other investment practices, as described in "Description of Permitted Investments and Techniques."

The 1784 International Equity Fund may, in the future, seek to achieve its investment objective by investing all of its assets in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. In such event, the Fund's Advisory Agreements would

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                                   I784 FUNDS

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be terminated. Such investment would be made only if the Trustees of the Trust believe that the aggregate per share expenses of the Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if it were to continue to retain the services of investment advisers and the assets of the Fund were to continue to be invested directly in portfolio securities.

For more information regarding the permitted investments and investment practices of the 1784 International Equity Fund, the purposes of these investments and investment practices and certain risks associated with certain of these investments and investment practices, see "Certain Investment Policies and Guidelines," "Description of Permitted Investments and Techniques," "Certain Additional Risk Considerations" and the Statement of Additional Information.

                   CERTAIN INVESTMENT POLICIES AND GUIDELINES
--------------------------------------------------------------------------------

Each Equity Fund may make any of the investments or engage in any of the investment practices described under "Description of Permitted Investments and Techniques." Each Equity Fund's investments normally consist primarily of securities that are listed on recognized exchanges or actively traded in the over-the-counter market. Each Equity Fund may also hold securities that are neither so listed nor so traded. However, none of the Equity Funds invests more than 15% of its net assets in illiquid securities.

The money market instruments in which the Equity Funds may invest include: (1) securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; (2) repurchase agreements; (3) bank obligations described under "Description of Permitted Investments and Techniques;" (4) commercial paper, other short-term debt securities or variable or floating rate instruments rated in one of the two highest short-term rating categories by a "nationally recognized statistical rating organization" as defined under Securities and Exchange Commission rules ("NRSRO") or of comparable credit quality as determined by the Fund's Adviser or Advisers; (5) securities issued or guaranteed as to principal and interest by foreign governments; and (6) asset-backed securities. Other money market instruments in which the Equity Funds may invest are described under "Description of Permitted Investments and Techniques." For temporary defensive purposes during periods when it is determined by the Adviser or Advisers to such Fund that market conditions warrant, each of the Equity Funds may invest up to 100% of its assets in money market instruments. The Funds may also invest, for temporary defensive purposes, in money market funds. To the extent a Fund is invested in money market instruments and/or money market funds for temporary defensive purposes, the Fund will not be pursuing its investment objective.

In general, mortgage-backed securities are subject to prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying these securities can be expected to accelerate. When the mortgage-backed securities held by a Fund are prepaid, the Fund must reinvest the proceeds in securities the yield of which reflects then-prevailing interest rates, which may be lower. Thus, mortgage-backed securities may not be an effective means of locking in long-term interest rates for a Fund.

Under normal circumstances the annual portfolio turnover rate for each of the Equity Funds is not expected to exceed 100%. For the fiscal years ended May 31, 1994 and May 31, 1995, this rate was 31.6% and 38.9%, respectively, for the 1784 Growth and Income Fund and 28.2% and 67.2%, respectively, for the 1784 Asset Allocation Fund. For the fiscal period ended May 31, 1995, this rate was 11.0% for the 1784 International Equity Fund.

Investments in equity securities will fluctuate in value based on many factors, including actual and anticipated earnings, changes in management, political and economic developments and the potential for takeovers and acquisitions; therefore the shares of each of the Equity Funds will fluctuate in value. In addition, the

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                                   I784 FUNDS

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market value of fixed income investments (including money market instruments)
will change in response to interest rate changes and other factors such as perceived changes in the credit quality of or the supply and demand for such investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of Fund securities will affect the Fund's net asset value; under most circumstances, changes in the value of Fund securities will not affect cash income derived from these securities, but there can be no guaranty that such cash income will not be adversely affected.

Each of the Equity Funds may, from time to time, engage in securities lending; however, loans made by a Fund of the securities it holds may not exceed 33 1/3% of that Fund's total assets. Each of the Funds may purchase securities on a when-issued basis. Each of the Funds may, for hedging purposes, enter into interest rate futures contracts and related options and stock index futures contracts and related options, and may, for hedging and other non-speculative purposes, engage in foreign currency exchange transactions on a spot basis, by entering into forward currency exchange contracts, or by investing in currency futures contracts and options thereon.

                     CERTAIN ADDITIONAL RISK CONSIDERATIONS
--------------------------------------------------------------------------------

Each of the 1784 Growth and Income Fund and the 1784 Asset Allocation Fund may invest not more than 25% of its assets in securities of foreign issuers. The 1784 International Equity Fund seeks to invest at least 65% of its total assets in securities of issuers organized in at least three countries other than the United States.

The Funds do not represent a complete or a balanced investment program for investors. The 1784 International Equity Fund is designed to give investors a way to commit a portion of their assets to portfolios of foreign securities. Each prospective purchaser should take into account his or her investment objectives as well as his or her other investments when considering the purchase of shares of a Fund.

Investors in the Funds should recognize that investing in foreign securities (including investments in ADRs, ADSs, EDRs and CDRs) involves considerations not typically associated with investing in U.S. securities. Since a Fund may hold securities denominated in foreign currencies and, at times, hold various foreign currencies prior to their investment in foreign securities or their conversion into U.S. dollars, the value and yield of the assets of the Fund, as measured in U.S. dollars, will be affected favorably or unfavorably by changes in exchange rates. In addition, because each Fund is required to compute and distribute its income in U.S. dollars, a Fund may be required to liquidate portfolio securities should the exchange rate for any currency decline after income has been earned and translated into U.S. dollars. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of currency required to be converted by the Fund to pay such expenses in U.S. dollars will be greater than the amount which would have been required to pay such expenses when incurred. A Fund also may be adversely affected by any restrictions on the conversion or transfer of foreign currencies.

In addition, while the volume of transactions effected on foreign stock exchanges continues to grow, volume in certain securities markets is appreciably below that of U.S. securities markets. Accordingly, a Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on

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                                   I784 FUNDS

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foreign exchanges, fixed commissions are normally paid that are generally higher than the negotiated commissions charged in the United States.

In general, there is also less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than there is in the United States. Also, it usually is more difficult to obtain complete information about companies abroad than companies in the United States. Most foreign companies are not subject to the same uniform accounting and financial reporting requirements as are applicable in the United States.

Income from foreign securities bought by a Fund may, and in some cases will, be reduced by a withholding tax at the source. In some cases, at the election of the Fund, shareholders of the Fund (other than tax-exempt institutions) will be entitled, subject to certain limitations, to claim credits or deductions on their U.S. federal income tax returns for their proportionate share of foreign income and certain other taxes paid by the Fund. See "Taxes" and "General Information--Dividends and Distributions."

Political developments or social instability can also have an adverse impact on the market value of investments in affected countries. It is possible that certain countries may expropriate corporate assets, subject companies within their borders to punitive or unduly high taxation or block the exchange or transfer of currencies.

Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. It may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by a Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments. Although the 1784 International Equity Fund has no minimum requirement for diversification of its portfolio securities by country, the Fund attempts to reduce the risks associated with being invested in the economy of any one country by investing its assets in a portfolio of securities consisting of securities of issuers organized in at least three countries other than the United States.

The 1784 International Equity Fund may invest its assets in companies (or governments) of or within developed as well as developing countries throughout the world. Each of the 1784 Growth and Income Fund and the 1784 Asset Allocation Fund may invest not more than 5% of its assets in securities of issuers in developing countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of developed countries. A developing country is generally considered to be one which is in the initial stage of its industrialization cycle with a low per capita income. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries with more mature economies; such markets often have provided higher rates of return and greater risks to investors. Such characteristics can be expected to continue in the future.

Investment in securities of issuers based in developing countries entails all of the risks of investing in securities of foreign issuers outlined in this section but to a heightened degree. These heightened risks include (i) greater risks of expropriation, confiscatory taxation and nationalization, and less social, political and economic stability; (ii) the small current size of markets for securities of issuers based in developing countries and the currently low or non-existent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and
(iv) the absence of developed legal structures governing private or foreign investment and private property.

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                                   I784 FUNDS

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Each Fund may invest in smaller, lesser-known companies which the Adviser or
Advisers to such Fund believe offer greater growth potential than larger, more mature, better-known companies. Investing in the securities of such companies, however, also involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small companies and unseasoned stocks are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk than normally associated with larger firms due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

The operating expense ratio of the 1784 International Equity Fund is expected to be higher than that of an investment company investing exclusively in domestic securities since the expenses of the Fund, such as custodial costs, valuation costs and communications costs, as well as the rate of the advisory fees, are higher than those costs typically incurred by investment companies investing exclusively in domestic securities.

                             INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

The investment objective of each Fund and the following investment limitations are fundamental policies of that Fund. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

A Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, provided that this limitation does not apply to an investment of all of the investable assets of the 1784 International Equity Fund in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. This restriction applies to 75% of each Fund's total assets.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities, and provided further that this limitation does not apply to an investment of all of the investable assets of the 1784 International Equity Fund in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. For purposes of this limitation (i) utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

3. Make loans, except that a Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

4. Borrow, except that a Fund may borrow money from banks and may enter into reverse repurchase

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                                   I784 FUNDS

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agreements in an amount not to exceed 33 1/3% of the Fund's total assets and then only as a temporary measure for extraordinary or emergency purposes (e.g., to meet Shareholder redemption requests). A Fund will not purchase any securities for its portfolio at any time at which its borrowings equal or exceed 5% of its total assets (taken at market value).

The foregoing percentages apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

                                  THE ADVISERS
--------------------------------------------------------------------------------

The First National Bank of Boston ("Bank of Boston" or an "Adviser") manages the assets of each of the 1784 Growth and Income Fund and the 1784 Asset Allocation Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Trust. Subject to such policies as the Board of Trustees of the Trust may determine, Bank of Boston makes investment decisions for each such Fund. Eugene D. Takach, Fund Manager, and Theodore E. Ober, Fund Manager, have been the co-managers of the 1784 Growth and Income Fund since June, 1993. Mr. Takach, who has more than 30 years of experience in investment management, research analysis and securities trading, has been a Portfolio Manager at Bank of Boston since 1971. Mr. Ober, who has more than seven years of investment management experience, was a Portfolio Assistant at Bank of Boston from 1987 to 1989 and an Assistant Fund Manager from 1989 to 1992, and has been a Fund Manager since 1992. Ronald J. Clausen, Senior Fund Manager, and Jack A. Ablin, Senior Fund Manager, have been the co-managers of the 1784 Asset Allocation Fund since June, 1993. Mr. Clausen, who has more than 30 years of experience in investment management and research analysis, has been a Senior Fund Manager at Bank of Boston since 1984. Mr. Ablin, who has more than nine years of investment management experience, has been a Senior Fund Manager at Bank of Boston since 1990. From 1987 to 1990, Mr. Ablin was a Fixed Income Portfolio Manager with Constitutional Capital Management Company.

Bank of Boston and Kleinwort Benson Investment Management Americas Inc. ("Kleinwort Benson" or an "Adviser" and, together with Bank of Boston, the "Advisers") serve as investment advisers to the 1784 International Equity Fund pursuant to separate Investment Advisory Agreements (each an "Advisory Agreement") with the Trust. Subject to such policies as the Board of Trustees of the Trust may determine, Bank of Boston and Kleinwort Benson are responsible for management of the assets of the 1784 International Equity Fund. Kleinwort Benson furnishes a continuous investment program for the 1784 International Equity Fund in conjunction with Bank of Boston's analysis of market developments in South America. Fund investments are made with the agreement of both Advisers. Kenton J. Ide, Director of Investments for The Private Bank at Bank of Boston, has been a manager of the 1784 International Equity Fund since the commencement of its operations. Mr. Ide, who has more than twenty years of experience in investment management and research analysis, has been with the Bank of Boston since early 1993. From 1983 to 1993, Mr. Ide was a Senior Vice President with the Private Client Group of Boston Safe Deposit and Trust Company. Juliet Cohn, senior portfolio manager at Kleinwort Benson, has also been a manager of the 1784 International Equity Fund since the commencement of its operations. Ms. Cohn, who has more than twelve years experience in investment management, has been with Kleinwort Benson since 1987. Each Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the 1784 International Equity Fund's investments and effecting securities transactions for the Fund.

For its services under the applicable Advisory Agreement, Bank of Boston receives from each of the 1784 Growth and Income Fund and the 1784 Asset Allocation Fund a fee accrued daily and paid monthly at an annual rate equal to 0.74% of such Fund's average daily net assets. However, Bank of Boston has agreed for an indefinite period of time to waive all or a portion of its fees in order to limit the total operating expenses of each of these Funds on an annualized basis

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                                   I784 FUNDS

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to not more than 1.25% of its average daily assets; this limitation would not apply to any brokerage commissions, interest expense or taxes or to extraordinary expense items, including but not limited to litigation expenses.

For its services under its Advisory Agreement with respect to the 1784 International Equity Fund, Bank of Boston receives from the 1784 International Equity Fund a fee accrued daily and paid monthly at an annual rate equal to 0.50% of the Fund's average daily net assets. For its services under its Advisory Agreement, Kleinwort Benson receives from the 1784 International Equity Fund a fee accrued daily and paid monthly at an annual rate equal to 0.50% of the Fund's average daily net assets. The Trustees have determined that the aggregate advisory fees payable to the Advisers are reasonable in light of the 1784 International Equity Fund's investment policy of investing primarily in foreign issuers. Although these advisory fees are similar to such fees currently being paid by other investment companies which also invest primarily in foreign issuers, they are higher than such fees currently being paid by most investment companies in general. Bank of Boston has agreed for an indefinite period of time to waive all or a portion of its fees in order to limit the total operating expenses of the 1784 International Equity Fund to not more than 1.75% of the average daily net assets of the Fund on an annualized basis; this limitation would not apply to any brokerage commissions, interest expense or taxes or to extraordinary expense items, including but not limited to litigation expenses. Kleinwort Benson may also agree from time to time to waive all or a portion of its fees. Fee waivers may be terminated at any time. From time to time Bank of Boston may also waive additional portions of its fees to reduce net operating expenses to less than the amount specified above.

For the fiscal year ended May 31, 1995, the fees payable to Bank of Boston under the Advisory Agreement with respect to each of the 1784 Growth and Income Fund and the 1784 Asset Allocation Fund were as follows: for the 1784 Growth and Income Fund, $1,393,008 (0.74% of such Fund's average daily net assets for that period) and for the 1784 Asset Allocation Fund, $55,070, of which $31,514 was voluntarily waived (after giving effect to such waiver, 0.32% of such Fund's average daily net assets for that period). In addition, the Bank of Boston contributed $51,775 to the 1784 Growth and Income Fund and $28,647 to the 1784 Asset Allocation Fund to decrease the Funds' other operating expenses and to assist the Funds in maintaining a competitive expense ratio. For the period from January 3, 1995 (commencement of operations) through May 31, 1995, the fee payable under the Advisory Agreement with Bank of Boston with respect to the 1784 International Equity Fund was $199,000, all of which was voluntarily waived; and the fee payable under a prior advisory agreement with Kleinwort Benson (the terms of which are identical to those of the Advisory Agreement with respect to the 1784 International Equity Fund currently in effect) was $199,000 (0.21% of such Fund's average daily net assets for that period). Management's discussion of the Equity Funds' performance is included in the Funds' Annual Report to Shareholders which investors may obtain without charge by contacting the Distributor. The Funds may execute brokerage or other agency transactions through an Adviser to a Fund or an affiliate.

Bank of Boston, a national banking association, is the successor to a number of banking institutions, the first of which was chartered in 1784. All of the capital stock of Bank of Boston (except directors' qualifying shares) is owned by Bank of Boston Corporation, a registered bank holding company. Bank of Boston and its affiliates are engaged in providing a wide variety of financial services to individuals, corporate and institutional customers, governments, and other financial institutions throughout New England, the United States and internationally. These services include individual and community banking, consumer finance, mortgage origination and servicing, domestic corporate and investment banking, leasing, international banking services, commercial real estate lending, private banking, trust services, correspondent banking, and securities and payments processing. Bank of Boston's principal business address is 100 Federal Street,

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                                   I784 FUNDS

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Boston, MA 02110. Prior to the organization of the Trust in 1993, Bank of
Boston had not served as the investment adviser for management investment companies. Bank of Boston also manages the other funds comprising the Trust.

Bank of Boston has been providing asset management services since 1890. Its portfolio managers are responsible for investing in money market, equity, and fixed income securities and they have earned national recognition and respect. The investment management group within Bank of Boston which manages the Equity Funds is the same group which has managed Bank of Boston's collective trust funds with similar investment objectives. As of December 31, 1994, Bank of Boston and its affiliates managed more than $13 billion in assets worldwide.

Kleinwort Benson, 200 Park Avenue, New York, New York 10166, is the U.S. registered investment management subsidiary of the London based Kleinwort Benson Group plc, a merchant banking group whose origins date back to 1792, which in turn is a subsidiary of Dresdner Bank A.G. Kleinwort Benson has offices in London, Hong Kong and Tokyo and may utilize the general expertise of Kleinwort Benson Group plc and its affiliates in respect of, for example, economic analyses and predictions and market developments and trends.

Since it commenced operations in 1980, Kleinwort Benson has managed investment accounts, primarily for institutions in North America, comprised of equity, fixed income and balanced portfolios. As of December 31, 1994, Kleinwort Benson had approximately $1.014 billion of assets under management.

Bank of Boston and its affiliates, and Kleinwort Benson and its affiliates, may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Bank of Boston and its affiliates, and Kleinwort Benson and its affiliates, deal, trade and invest for their own account in certain types of securities purchased on behalf of the Funds. Each Adviser and its affiliates may sell such securities to and purchase them from other investment companies sponsored by SEI Financial Services Company or its affiliates. Each Adviser has informed the Trust that, in making its investment decisions, it does not obtain or use material inside information in the possession of any of its divisions or departments or in the possession of any of its affiliates.

The Glass-Steagall Act prohibits certain financial institutions, such as Bank of Boston, from engaging in the business of underwriting securities of open-end investment companies, such as the Funds. Bank of Boston takes the position, based on the advice of counsel, that the investment advisory services it provides under the Advisory Agreements do not constitute underwriting activities and are consistent with the requirements of the Glass-Steagall Act and other relevant federal and state legal and regulatory precedent. State laws on this issue may differ from applicable federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Future changes in either federal or state statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future federal and state statutes and regulations, could prevent Bank of Boston from continuing to perform such services for the Trust. If Bank of Boston were to be prevented from acting as an Adviser, the Trust would seek alternative means for obtaining such services.

                               THE ADMINISTRATOR
--------------------------------------------------------------------------------

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), and the Trust are parties to an administration agreement dated as of June 1, 1993 (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services other than investment advisory services, including all regulatory

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                                   I784 FUNDS

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reporting, necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.15% of the Trust's first $300 million of average daily net assets, 0.12% of the Trust's second $300 million of average daily net assets and 0.10% of the Trust's average daily net assets over $600 million. Each Equity Fund's portion of such fee is based on the average daily net assets of such Fund. The Administrator has agreed to waive a portion of its fees on a month to month basis under certain circumstances for certain of the portfolios of the Trust.

               THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
--------------------------------------------------------------------------------

Boston Financial Data Services acts as dividend disbursing agent and shareholder servicing agent (the "Shareholder Servicing Agent") for the Funds, and receives a fee for these services. The principal business address for the Shareholder Servicing Agent is 2 Heritage Drive, North Quincy, MA 02171. State Street Bank and Trust Company acts as transfer agent (the "Transfer Agent") for the Funds, and receives a fee for these services. The principal business address for the Transfer Agent is 225 Franklin Street, Boston, MA 02110-2875.

                                THE DISTRIBUTOR
--------------------------------------------------------------------------------

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated as of June 1, 1993, and the Trust has adopted a distribution plan (the "Plan") dated as of June 1, 1993 pursuant to Rule 12b-1 under the Investment Company Act of 1940. As provided in the Distribution Agreement and the Plan, the Trust will pay the Distributor a fee for its services, calculated daily and paid monthly, at an annual rate of .25% of the average daily net assets of each Equity Fund. The Distributor may apply all or a portion of this fee toward: (a) compensation for its services in connection with distribution assistance or provision of Shareholder services; or (b) payments to financial institutions and intermediaries such as banks (including Bank of Boston), savings and loan associations, insurance companies, and investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of Shareholder services. The Plan is characterized as a "compensation plan" (in contrast to "reimbursement" arrangements in which a distributor's compensation is linked directly to the distributor's expenses) since the distribution fee will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Distributor has agreed to waive the 12b-1 fee. This waiver may be terminated by the Distributor at any time.

The Trust may create one or more additional classes of shares of any or all of the Equity Funds to be offered without distribution fees to certain types of investors.

The Funds may execute brokerage or other agency transactions through the Distributor, for which the Distributor receives compensation.

From time to time the Distributor may provide incentive compensation to employees of banks (including Bank of Boston), broker-dealers and investment counselors, and to its own employees, in connection with the sale of shares of the Funds or other portfolios of the Trust. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages. Such promotional incentives will be offered uniformly to all program participants and will be predicated upon the amount of shares of the Funds and other portfolios of the Trust sold by the participant.

                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

Shares of the Funds are sold on a continuous basis and may be purchased directly from the Trust's Distributor

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                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
either by mail or by telephone. Shares may also be purchased through a broker-dealer which has established a dealer agreement with the Distributor.

Purchases of shares of each Fund may be made Monday through Friday except on days when the New York Stock Exchange or the Federal Reserve Bank of Boston is closed ("Business Days"). Current holidays for the New York Stock Exchange and/or the Federal Reserve Bank of Boston are New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving and Christmas. Except as provided below, the minimum initial investment in the shares is $1,000, and all subsequent purchases of shares must be at least $250. Minimum purchase amounts may be waived by the Distributor in its discretion. No minimum purchase amount applies to subsequent purchases made by reinvestment of dividends.

The purchase price for shares of a Fund is their net asset value next determined after the Distributor receives a purchase order in good form. Net asset value per share is determined as of the close of regular trading on the New York Stock Exchange, 4:00 p.m. ET, on each Business Day. Purchases will be made in full and fractional shares of a Fund calculated to three decimal places.

A purchase order for shares of a Fund will be effective as of the Business Day the order is received by the Distributor if the Distributor receives a purchase order, in good form, for the shares and payment (by wire transfer or check) for the shares before 4:00 p.m. ET on that day. Purchase orders submitted through broker-dealers which have established dealer agreements with the Distributor normally will be received by the Distributor on the Business Day after they are received by the broker-dealer. In certain circumstances where the agreement between the Distributor and the customer's broker so permits, a purchase order for additional shares of an Equity Fund will be effective as of the Business Day the order is received by the Distributor if the Distributor receives a purchase order in good form for the shares before 4:00 p.m. ET on that day and payment (by wire transfer or check) for the shares is received before 4:00 p.m. ET within 3 Business Days thereafter.

By Mail
--------------------------------------------------------------------------------

Investors may purchase shares of any Fund by completing and signing an Account Application and mailing it, along with a check (or other negotiable bank instrument or money order) payable to the Fund in which shares are being purchased, e.g., "1784 Growth and Income Fund," "1784 Asset Allocation Fund" or "1784 International Equity Fund," to the Fund, P.O. Box 8524, Boston, MA 02266-8524. Subsequent purchases of shares may be made at any time by mailing a check (or other negotiable bank draft or money order) to the Fund.

Account Applications can be obtained by calling the Distributor at 1-800-252-
1784.

By Telephone
--------------------------------------------------------------------------------

If a Shareholder has previously submitted an Account Application, that Shareholder may also purchase shares by telephone by calling the Distributor toll-free at 1-800-252-1784. Orders by telephone will not be executed until an Account Application and payment have been received. In certain circumstances where the agreement between the Distributor and the customer's broker so permits, orders by telephone representing subsequent purchases of shares of an Equity Fund will be executed prior to receipt of payment, but payment must be received before 4:00 p.m. ET within 3 Business Days thereafter.

Tax-Deferred Retirement Programs
--------------------------------------------------------------------------------

The Funds are eligible for purchase by tax-deferred retirement programs such as IRAs, KEOGHs, and 401(k) plans, and the minimum initial investment requirement for an account established under such a program is $250. Bank of Boston offers a number of tax-deferred retirement plans through which shares of

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
the Funds may be purchased. All accounts in a Fund established under a tax-deferred retirement program must elect to have all dividends reinvested in the Fund.

Systematic Investment Plan (SIP)
--------------------------------------------------------------------------------

A Shareholder may also arrange for periodic additional investments in an Equity Fund through automatic deductions by Direct Deposit (if available from a Shareholder's employer) or by Automated Clearing House ("ACH") transactions from a checking account by completing the appropriate section of the Account Application. The Systematic Investment Plan is subject to account minimum initial purchase amounts and minimum maintained balance requirements. The minimum pre-authorized investment amount is $50 per month. An Account Application may be obtained by contacting the Distributor at 1-800-252-1784.

Other Information Regarding Purchases
--------------------------------------------------------------------------------

Shares of a Fund may also be purchased through financial institutions, including Bank of Boston, which provide shareholder service or other assistance to the Trust. Texas residents may only purchase shares through the Distributor. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose cut-off times for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor. Customers should contact their financial institution for information as to the institution's procedures for transmitting purchase, exchange or redemption orders to the Distributor. The Distributor's receipt of an order may be delayed by one or more Business Days.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Shareholder Servicing Agent.

Purchases may be made by ACH transactions, as well as by check or wire transfer.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

No certificates representing shares will be issued.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such offer. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures will include verification of a caller's identity by asking for his or her name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures to confirm that instructions communicated by telephone are genuine are not followed, the Fund may be liable for any losses to a Shareholder due to unauthorized or fraudulent instructions. Otherwise, the investor will bear all risk of loss relating to a purchase, redemption or exchange by telephone or a wire transfer.

For all purchases, if payment is not made or a check received for shares does not clear, the purchase will be cancelled and the investor could be liable for any losses to the Fund, including losses resulting from a decline in the net asset value of the applicable shares between the date of purchase and the date of cancellation, and for a check return fee up to $25.00, as applicable. Shares purchased will begin accruing dividends on the date following the date of purchase.

The net asset value per share of each Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Each Fund may use a pricing service to provide market quotations. A pricing service may use a matrix system of valuation to value fixed income securities which considers factors

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
such as securities prices, yield features, ratings, and developments related to a specific security.

                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Shareholders may redeem their shares on any Business Day and shares may ordinarily be redeemed by mail or telephone, with proceeds payable by check, ACH or wire transfer. A redemption is treated, for federal and state income tax purposes, as a sale of the Fund shares redeemed; a redemption could, therefore, result in taxable gain or loss to the Shareholder. If proceeds are paid by wire transfer, a wire transfer charge (presently $12.00) will be imposed.

By Mail
--------------------------------------------------------------------------------

A written request for redemption must be received by the Shareholder Servicing Agent in good form in order to constitute a valid request for redemption. All account holders must sign the redemption request. Under certain circumstances, the Shareholder Servicing Agent may require that the signatures on the request be guaranteed by a commercial bank, by a member firm of a domestic stock exchange or by another eligible guarantor institution. Redemption requests may be mailed to the Shareholder Servicing Agent, P.O. Box 8524, Boston, MA 02266-8524.

By Telephone
--------------------------------------------------------------------------------

Shares may be redeemed by telephone if the Shareholder elects that option on the Account Application (unless a written redemption request, with the Shareholder's signature guaranteed, is required; see "Signature Guarantees" below). Telephone redemption orders must be placed with the Shareholder Servicing Agent prior to 4:00 p.m. ET on any Business Day to be effective on such day. The Shareholder may have the proceeds mailed to his or her address or wired to a commercial bank account previously designated on the Account Application. Telephone redemption requests may be made by calling the Shareholder Servicing Agent at 1-800-252-1784. Shareholders may not close their account by telephone. During periods of drastic economic or market changes or severe weather or other emergencies, Shareholders may find it difficult to implement a telephone redemption. If such a case should occur, another method of redemption, such as written request sent via an overnight delivery service, should be considered. The Funds' address for overnight deliveries is 1784 Funds, c/o Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.

Signature Guarantees
--------------------------------------------------------------------------------

If a Shareholder requests a redemption for an amount in excess of $25,000, a redemption of any amount to be payable to anyone other than the Shareholder of record or a redemption of any amount to be sent to any address other than the Shareholder's address of record with the applicable Fund (or in the case of ACH or wire transfers, other than as provided in the Shareholder's Account Application), all account holders on the Shareholder's account must sign a written redemption request and their signatures must be guaranteed by a commercial bank, by a member firm of a domestic stock exchange or by another eligible guarantor institution. The Trust and the Shareholder Servicing Agent reserve the right to amend these requirements for the applicable Fund at any time without notice. For questions about the proper form of redemption requests, call 1-800-252-1784.

Other Information Regarding Redemptions
--------------------------------------------------------------------------------

All redemption orders for shares of the Funds are effected at the net asset value per share next determined after receipt, by the Shareholder Servicing Agent, of a valid request for redemption in good form, as described above. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Shareholder Servicing Agent of the request for redemption. A redemption must involve either shares having an aggregate value of at least $250 or all the shares in an account. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures will include verification of a caller's identity by asking for

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
his or her name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures to confirm that instructions communicated by telephone are genuine are not followed, the Fund may be liable for any losses to a Shareholder due to unauthorized or fraudulent instructions. Otherwise, the investor will bear all risk of loss relating to a purchase, redemption or exchange by telephone or a wire transfer.

Forwarding of redemption proceeds for shares purchased, or received in exchange for shares purchased, by check (including certified or cashier's checks) may be delayed for 15 or more days to ensure that payment has been collected for the purchase of such shares. The Funds intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in Fund securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder (and not solely because of market declines), the account of such Shareholder in the Fund has a value of less than the minimum initial purchase amount (normally $1,000). Accordingly, an investor purchasing shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercise its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least the minimum amount. Accounts established under a tax-deferred retirement program may be subject to involuntary redemption as described above only if such account has a value of less than $250, the minimum initial purchase amount for such accounts.

The right of any Shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted, or to the extent otherwise permitted by the Investment Company Act of 1940, as amended, if an emergency exists. See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

                           SYSTEMATIC WITHDRAWAL PLAN
--------------------------------------------------------------------------------

A Shareholder may direct the Shareholder Servicing Agent to send him or her regular monthly, quarterly, semi-annual or annual payments, as designated on the Account Application and based upon the value of his or her account. Each payment under a systematic withdrawal plan must be at least $100, except in certain limited circumstances. A withdrawal payment under the plan is treated, for federal and state income tax purposes, as a sale of a number of Fund shares sufficient to fund the payment; such payment could, therefore, result in taxable gain or loss to the Shareholder.

                                   EXCHANGES
--------------------------------------------------------------------------------

Some or all of the shares of an Equity Fund for which payment has been received by the Distributor (i.e., an established account) may be exchanged at their net asset value for shares of one or more of the other portfolios of the Trust, including shares of another Equity Fund. Exchanges will be made only after instructions in writing or by telephone are received for an established account by the Distributor.

In the case of shares held of record by Bank of Boston or one of its affiliates but beneficially owned by a Customer, to exchange such shares the Customer should contact Bank of Boston or the affiliate, who will contact the Distributor and effect the exchange on behalf of the Customer. If an exchange request in good order is received by the Distributor by 4:00 p.m. ET on any Business Day, the exchange usually will occur

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                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
on that day; however, requests for exchange for shares of a money market fund must be received earlier than 4:00 p.m. ET (in cases when regular trading on the New York Stock Exchange closes earlier than 4:00 p.m. ET, as early as 12:00 noon ET) for the exchange to occur on that day. Any Shareholder or Customer who wishes to make an exchange must have received a current prospectus of the portfolio in which he or she wishes to invest before the exchange will be effected. Residents of any state may only exchange shares for shares of another portfolio of the Trust if that portfolio is registered in that state.

Each exchange must involve either shares having an aggregate value of at least $250 or all the shares in the account, and the amount of the exchange must meet the minimum investment requirements for the portfolio of the Trust into which the exchange is being made.

Exchanges may be made by telephone only if that option has been elected by the Shareholder on the Account Application. Shares may be exchanged by telephone by calling the Distributor toll free at 1-800-252-1784.

No fees are currently charged to Shareholders directly in connection with exchanges, although each of the Equity Funds reserves the right, upon not less than 60 days' written notice, to charge Shareholders a nominal fee in accordance with rules promulgated by the SEC. Each of the Equity Funds also reserves the right to reject any exchange request in whole or in part. The exchange privilege (or any aspect of it) may be changed or terminated at any time.

An exchange is treated, for federal and state income tax purposes, as a sale of the Equity Fund shares exchanged; an exchange could, therefore, result in taxable gain or loss to the Shareholder.

                                  PERFORMANCE
--------------------------------------------------------------------------------

From time to time, the Trust may advertise a Fund's yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over one year and is shown as a percentage of the investment.

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment, net of any sales charge imposed, for designated time periods (including but not limited to the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

A Fund's performance may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

                                     TAXES
--------------------------------------------------------------------------------

The following is a discussion of certain United States federal income tax considerations relevant to the purchase, ownership, and disposition of shares in the Funds. The discussion, which is based on current tax laws, regulations, rulings and judicial decisions (all of which are subject to change at any time by legislative, judicial or administrative action), is not intended to be complete; therefore, prospective investors should consult their own tax advisers as to the tax consequences to them of an investment in a Fund. Additional information concerning taxes is set forth in the Statement of Additional Information.

Tax Status of the Equity Funds
--------------------------------------------------------------------------------

Each Fund is treated as a separate entity for federal income tax purposes, and is not combined with the

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                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
other Funds or the Trust's other portfolios. The Trust intends to qualify each Fund each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and to make distributions to that Fund's shareholders in accordance with the timing requirements set out in the Code. As a result, it is expected that the Funds will not be required to pay any federal income or excise taxes, although foreign source income received by a Fund may be subject to foreign withholding taxes.

Tax Treatment of Shareholders
--------------------------------------------------------------------------------

Shareholders of the Funds normally will have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the Funds, whether paid in cash or in additional shares. Distributions from net investment income and short-term capital gains will be taxable to Shareholders as ordinary income, while distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to Shareholders as long-term capital gains, regardless of how long Shareholders have held their shares. Foreign exchange gain or loss will generally be treated as ordinary gain or loss. A portion of the dividends received from the Funds (but none of the Funds' capital gains distributions) may be eligible for the dividends received deduction for corporations. Any Fund dividend that is declared in October, November, or December of a calendar year, payable to Shareholders of record in such a month, and that is paid the following January will be treated as if received by the Shareholders on December 31 of the year in which the dividend is declared.

The Trust will make annual reports to Shareholders of the federal income tax status of all distributions from each Fund.

The exchange or redemption of Equity Fund shares is a taxable event to the Shareholder; however, under certain circumstances, realized losses may be disallowed and short-term capital losses may be converted into long-term capital losses.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known. Investment by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on the Fund.

If the 1784 International Equity Fund is liable for foreign taxes and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by its Shareholders. Pursuant to such election, the amount of foreign taxes paid by the 1784 International Equity Fund would be included in the general gross income of its Shareholders, and Shareholders (except tax-exempt Shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes on their federal income tax returns. Shareholders who do not itemize deductions may (subject to these limitations) claim a credit, but not a deduction for the taxes. Each Shareholder will be notified after the close of the 1784 International Equity Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year and, if so, such notification will designate (a) the Shareholder's portion of the foreign taxes paid to each such country and (b) the portion of the Fund distributions for such year which represents income derived from sources within each such country.

The Funds will generally withhold tax payments at the rate of 30% on dividends and other payments that are subject to such withholding and that are made to persons who are neither citizens nor residents of the

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S., although the 30% rate may be reduced to the extent provided by an applicable tax treaty. Each Fund is also required in certain circumstances to withhold 31% of taxable dividends and certain redemption proceeds paid to any Shareholder (including a Shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% (or lower treaty rate) withholding.

                              GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust
--------------------------------------------------------------------------------

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated February 5, 1993. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each of the portfolios (referred to as "series") of the Trust, each of which is a separate fund. In addition to the Equity Funds, the Trust includes the following funds:
1784 Institutional U.S. Treasury Money Market Fund, 1784 U.S. Treasury Money Market Fund, 1784 Tax-Free Money Market Fund, 1784 U.S. Government Medium-Term Income Fund, 1784 Short-Term Income Fund, 1784 Income Fund, 1784 Tax-Exempt Medium-Term Income Fund, 1784 Connecticut Tax-Exempt Income Fund, 1784 Rhode Island Tax-Exempt Income Fund, and 1784 Massachusetts Tax-Exempt Income Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and are subject to liabilities related thereto. The Trust reserves the right to create and issue additional series of shares, and reserves the right to create and issue shares of additional classes of any or all series.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses and reports to Shareholders, costs of custodian services and registering the shares of the Funds and other series under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes, amortization of organization expenses, and any extraordinary expenses including but not limited to litigation expenses. For the fiscal year ended May 31, 1995, the total expenses of each of the 1784 Growth and Income Fund and the 1784 Asset Allocation Fund were as follows: for the 1784 Growth and Income Fund, $2,316,713, of which $548,845 was voluntarily waived or reimbursed by the Bank of Boston (after giving effect to such waiver, 0.94% of such Fund's average daily net assets for that period); and for the 1784 Asset Allocation Fund, $177,944, of which $84,921 was voluntarily waived or reimbursed by the Bank of Boston (after giving effect to such waiver, 1.25% of such Fund's average daily net assets for that period). For the period from January 3, 1995 (commencement of operations) through May 31, 1995, the total expenses of the 1784 International Equity Fund were $677,200, of which $321,000 was voluntarily waived or reimbursed by the Bank of Boston (after giving effect to such waiver or reimbursement, 0.89% of the Fund's average daily net assets for that period).

Under applicable law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a Shareholder incurring financial loss on account of such Shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations and inadequate insurance existed. The Trust believes that the likelihood of such circumstances is remote.

Trustees of the Trust
--------------------------------------------------------------------------------

The management and affairs of the Trust are supervised by its Board of Trustees. The Trustees have approved contracts under which, as described above, certain companies provide management, administrative and Shareholder services to the Trust.

Voting Rights
--------------------------------------------------------------------------------

Each share held entitles the Shareholder of record to one vote. Each fund or class will vote separately on

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                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

Reporting
--------------------------------------------------------------------------------

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

Shareholder Inquiries
--------------------------------------------------------------------------------

Shareholder inquiries should be directed to SEI Financial Management Corporation, P.O. Box 1784, Wayne, Pennsylvania 19087-8784, at 1-800-252-1784.

Dividends and Distributions
--------------------------------------------------------------------------------

Substantially all of the net investment income (not including capital gains) of the Equity Funds is distributed in the form of dividends which are paid quarterly in the case of the 1784 Growth and Income Fund and the 1784 Asset Allocation Fund and at least annually in the case of the 1784 International Equity Fund. Shareholders of record will be entitled to receive the dividend. Currently, capital gains of each Fund, if any, will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution.

Dividends and distributions of the Funds are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If the shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

If dividend payments are returned and unclaimed within 30 days, they will be reinvested and the Shareholder will be deemed to have elected to receive future dividend and capital gain distributions in additional shares.

Counsel and Independent Accountants
--------------------------------------------------------------------------------

Bingham, Dana & Gould LLP, Boston, MA, serve as counsel to the Trust. Coopers & Lybrand L.L.P., Boston, MA, serve as the independent accountants of the Trust.

Custodian
--------------------------------------------------------------------------------

Bank of Boston, 100 Federal Street, Boston, MA 02110, acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Foreign securities may be held through subcustodians approved by the Trust's Board of Trustees. Under a separate agreement, Bank of Boston also provides certain accounting services for the Trust.

              DESCRIPTION OF PERMITTED INVESTMENTS AND TECHNIQUES
--------------------------------------------------------------------------------

The following is a description of certain of the permitted investments and investment techniques for the Funds. Not all of the Funds will normally invest in all of the investments, nor engage in all of the investment techniques, listed below. See "Investment Policies." Except as specifically stated below or elsewhere in this Prospectus or in the Statement of Additional Information with respect to certain of the Funds' permitted investments and investment

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
techniques, there are no limits on the amount of assets a Fund may invest in particular types of securities.

Common and Preferred Stock -- Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity and are generally preferred over common stocks with respect to dividends and in liquidation.

Convertible Securities -- Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. The convertible securities in which the Funds may invest include both debt obligations and preferred stock.

Options -- A Fund may engage in writing call options from time to time as deemed by the Adviser or Advisers to a Fund to be appropriate. Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. Options written on individual securities are written solely as covered call options (such as options written on securities owned by the Fund) and may be written in order to generate additional income or for hedging purposes. Such options must be listed on a national securities exchange. In order to close out an option position, the Fund may enter into a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as any call option which it may previously have written on any particular security. When the Fund security is sold, the Fund effects a closing purchase transaction so as to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

A Fund may write covered call options on its securities provided the aggregate value of such options does not exceed 10% of the Fund's net assets as of the time such options are entered into by the Fund.

The 1784 International Equity Fund may purchase put options on its securities provided the aggregate value of such options does not exceed 10% of the Fund's net assets as of the time such options are entered into by the Fund. Under a put option, the purchaser of the option has the right to sell the underlying security at the exercise price during the option period.

There are risks associated with options transactions, including the following:
(1) the success of a hedging strategy may depend on the ability of the Adviser or Advisers to a Fund to predict movements in the prices of individual securities, market fluctuations and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by a Fund and price movements of the related options; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

American, European and Continental Depositary Receipts --American Depositary Receipts ("ADRs") are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs include American Depositary Shares ("ADSs") and New York Shares. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security

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                                   I784 FUNDS

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underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holdings of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass voting rights through to the holders of the receipts in respect of the deposited securities.

Securities of Foreign Issuers -- Investments in securities of foreign issuers (including ADRs, EDRs and CDRs) are subject to special risks such as future adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, more volatile or less liquid markets, the possible establishment of exchange controls or taxation at the source, greater fluctuation in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions. These risks are heightened for securities of issuers in developing countries. Such investments may also entail higher custodial fees than domestic investments. Foreign securities issuers are often subject to accounting treatment and engage in business practices different from those of domestic securities issuers. Each of the 1784 Growth and Income Fund and the 1784 Asset Allocation Fund may invest up to 5% of its assets in securities of issuers in developing countries and up to 25% of its assets in securities of foreign issuers, including the 5% it may invest in the securities of issuers in developing countries. As a non-fundamental policy, at least 65% of the 1784 International Equity Fund's total assets will be invested in securities of issuers organized in at least three countries other than the United States, including developing countries. The 1784 International Equity Fund may invest in foreign securities that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

Foreign Currency Transactions -- A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates in connection with hedging and other non-speculative strategies involving specific settlement transactions. A Fund will conduct currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward contracts to purchase or sell currencies. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which must be more than two days from the date of the contract, at a price set at the time of the contract. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sales of its portfolio securities. These contracts are entered into in the interbank market conducted directly between currency traders (typically commercial banks or other financial institutions) and their customers.

Each Fund has established procedures consistent with statements by the SEC and its staff regarding the use of forward currency exchange contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which a Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account, cash, short-term money market instruments or high quality debt securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward currency exchange contracts entered into by the Fund.

It is intended that the Funds would use currency exchange transactions only for bona fide hedging purposes and other non-speculative strategies involving specified settlement transactions.

Currency Swaps -- The Funds may enter into currency swaps for hedging purposes and to seek to increase total return. Currency swaps involve the exchange of rights to make or receive payments in specified

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                                   I784 FUNDS

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currencies. Since currency swaps are individually negotiated, each Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or Advisers to a Fund are incorrect in their forecasts of market values and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Small Capitalization Companies -- The Funds may invest in smaller, lesser-known companies which the Adviser or Advisers to the Fund believe offer growth potential. See "Certain Additional Risk Considerations" above for a discussion of some of the risks associated with investing in small capitalization companies.

Securities Lending -- In order to generate additional income, a Fund may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies or instrumentalities or any combination of cash and such securities as collateral equal at all times to 100% of the market value of the securities lent plus accrued interest . A Fund may lend up to 33 1/3% of its total assets. Collateral is marked to market daily. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser or Advisers to a Fund to be of good standing and when, in the judgment of such Adviser or Advisers, the consideration which can be earned currently from such securities loans justifies the attendant risk.

Restricted Securities -- Securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration are referred to as "restricted securities." A Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities; however, this limit will not apply to a restricted security if it is determined by or under the direction of the Trust's Board of Trustees, based on trading markets for the specific restricted security, that such security is liquid. The liquidity of these investments could be impaired if trading does not develop or declines. In the case of illiquid securities, the absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid securities may involve time-consuming negotiation and legal expense, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

U.S. Treasury Obligations -- U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities. These securities are usually structured with two classes that receive different portions of the interest and principal payments from the underlying obligation. The yield to maturity on the interest-only class is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only class generally is unusually volatile in response to changes in interest rates. See "Zero Coupon Securities" below for more information on these securities.

U.S. Government Agencies -- Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as

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                                   I784 FUNDS

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instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association, "FNMA").

Receipts -- A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and Certificates of Accrual on Treasury Securities" ("CATS"). TRs, TIGRs, and CATS are sold as zero coupon securities. See "Zero Coupon Securities" below for more information on these securities.

Mortgage-Backed Securities -- A Fund may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. Government agency. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and the Federal Home Loan Mortgage Corporation. A Fund may also invest in mortgage-backed securities issued by non-governmental entities which consist of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top three rating categories by S&P or Moody's. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. The Funds will purchase only CMOs and REMICs that are backed solely by GNMA certificates or other mortgage pass-through certificates issued or guaranteed by the U.S. Government or its agencies and instrumentalities. However, the guarantees do not extend to the mortgage-backed securities' value, which is likely to vary inversely with fluctuations in interest rates. Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund reinvests the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

Zero Coupon Securities -- A zero coupon security pays no interest or principal to its holder during its life. A zero coupon security is sold at a discount, frequently substantial, and redeemed at face value at its maturity date. The amount of the discount is accrued over the life of the security and constitutes the income earned on the security for both accounting and tax purposes. The market prices of zero coupon securities are generally more volatile than the market prices of securities of similar maturity that pay interest periodically, and zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Bank Obligations -- A Fund may invest in bank obligations, i.e., certificates of deposit, time deposits (including Eurodollar time deposits) and bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. A Fund may invest in such obligations, however, only if

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                                   I784 FUNDS

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the issuer (or the parent company, in the case of subsidiaries or branches) has assets of at least $1 billion, and only if the Adviser or each of the Advisers to such Fund deems the bank obligation to be of comparable credit quality to the commercial paper in which the applicable Fund may invest.

Bankers' Acceptances -- A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit -- A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

Money Market Funds -- A money market fund is an investment company that limits its investments to high quality money market instruments with a weighted average maturity of 90 days or less. A Fund may not invest more than 5% of its assets in any one money market fund or more than 10% of its assets in other investment companies, including money market funds, and a Fund may not hold more than 3% of the total outstanding voting stock of any one investment company, including money market funds, except that the 1784 International Equity Fund may, in the future, seek to achieve its investment objective by investing all of its assets in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. When a Fund invests in a money market fund, a Shareholder bears not only his or her proportionate share of the Fund's expenses, but also indirectly his or her share of the expenses of the money market fund, including management fees.

Time Deposits -- A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities; therefore, a Fund will not invest more than 15% of its net assets in such time deposits and other illiquid securities.

Variable and Floating Rate Instruments -- Certain of the obligations purchased by the Funds may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature permitting the holder to demand payment of principal at any time, or at specified intervals. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security; none of the Equity Funds will invest more than 15% of its net assets in illiquid securities.

The interest rate on these securities may be reset daily, weekly, quarterly, or some other reset period and may have a floor or ceiling on interest rate charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Commercial Paper -- Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from one to 270 days.

Repurchase Agreements -- A repurchase agreement is an agreement by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the purchase price. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or

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                                   I784 FUNDS

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prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Adviser or Advisers to a Fund will enter into repurchase agreements on behalf of a Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Pursuant to an exemptive order from the SEC, each of the Funds may enter into repurchase agreements on a pooled basis with other portfolios of the Trust.

Reverse Repurchase Agreements -- Reverse repurchase agreements involve the sale of securities held by a Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When a Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be maintained in a segregated account with the Fund's custodian. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing.

Futures and Options on Futures -- A Fund may also enter into futures contracts and options on futures contracts provided that the sum of the Fund's initial margin deposits on open futures contracts plus the amount paid for premiums for unexpired option on futures contracts does not exceed 5% of the market value of the Fund's total assets and the outstanding obligations to purchase securities under futures contracts do not exceed 20% of the Fund's total assets. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will minimize the risk that it will be unable to close out a futures contract by entering into only those futures contracts which are traded on national futures exchanges.

It is intended that the Funds would use futures contracts and related options only for bona fide hedging purposes, i.e., to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. There are risks associated with these hedging activities, including the following: (1) the success of a hedging strategy may depend on the ability of the Adviser or the Advisers to the Fund to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (2) there may be an imperfect or no correlation between the changes of market value of the securities held by the Fund and the prices on futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

The Funds may purchase and sell the following types of futures contracts and options on futures contracts: (1) interest rate futures contracts and options on interest rate futures contracts; (2) stock index futures contracts and options on stock index futures contracts; and (3) currency futures contracts and options on currency futures contracts.

Forward Commitments or Purchases on a When-Issued Basis -- A Fund may enter into forward commitments or purchase securities on a when-issued basis, which means that the price of the securities is fixed at the time of commitment and that the delivery and payment will ordinarily take place beyond customary settlement time. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging the Fund's assets; the securities are also subject to fluctuation in value pending settlement based upon public perception of the creditworthiness of the issuer of these securities. Securities purchased on a when-issued or forward commitment basis may expose a Fund to risk because such securities may experience such fluctuations in

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                                   I784 FUNDS

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value prior to their actual delivery. Agreements to purchase securities on a when-issued or forward commitment basis will only be made with the intention of taking delivery and not for speculative purposes. A Fund may invest up to 25% of its assets in forward commitments or commitments to purchase securities on a when-issued basis. While awaiting delivery of securities purchased on such bases, a Fund will establish a segregated account consisting of cash, short-term money market instruments or high quality debt securities equal to the amount of the commitments to purchase securities on such bases.

Warrants -- A Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. Included in this limitation, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time.

Investment Company Securities -- The 1784 International Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds" which have portfolios consisting exclusively of securities of issuers located in one foreign country and "region funds" which have portfolios consisting of securities of issuers located in a particular region. The Fund also may purchase interests in foreign investment trusts. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company or trust, the Fund would bear its pro rata portion of the other investment company's or trust's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the other investment company or trust, some or all of which would be duplicated. The Fund may invest a maximum of up to 10% of its total assets in securities of other investment companies so long as not more than 5% of the Fund's assets are invested in any one investment company and not more than 3% of the total outstanding voting stock of any one investment company is held by the Fund, except that the Fund may, in the future, seek to achieve its investment objective by investing all of its assets in a diversified, open-end management company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund.
                                       32
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                                   I784 FUNDS

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                                    APPENDIX

                             DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

The following descriptions are summaries of certain published ratings.

Description of Commercial Paper Ratings
--------------------------------------------------------------------------------

The following descriptions of commercial paper ratings have been published by Standard and Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's").

S&P's ratings are graded into several categories of which A is the highest. This category is divided into sub-categories as follows:

A-1 This highest sub-category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

Description of Corporate Bond Ratings
--------------------------------------------------------------------------------

Bonds rated AAA by S&P have the highest rating S&P assigns to debt obligations. Such a rating indicates an extremely strong capacity to repay principal and pay interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to repay principal and pay interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.

Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa by Moody's are considered to be medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

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PROSPECTUS

                       [LOGO OF 1784 FUNDS APPEARS HERE]

                              Investment Adviser:
                       THE FIRST NATIONAL BANK OF BOSTON

1784 FUNDS (the "Trust") is a mutual fund consisting of several professionally managed portfolios, or funds, of securities. The Trust provides a convenient way to invest in one or more of these funds. This Prospectus relates to shares of the 1784 GROWTH FUND (the "Fund").

Shares of the Fund are offered primarily to individuals and institutional investors, including accounts for which The First National Bank of Boston ("Bank of Boston"), its affiliates and correspondents, and other financial institutions act in a fiduciary, agency or custodial capacity. Investors in shares of the Fund are referred to hereinafter as "Shareholders." Shares of the Fund are currently offered without any sales charges.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANK OF BOSTON OR ANY OF ITS AFFILIATES. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISKS, INCLUDING RISK TO PRINCIPAL.

This Prospectus sets forth concisely the information about the Trust and the Fund that a prospective investor should know before investing in the Fund. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information, dated October 2, 1995, amended January 2, 1996 and further amended February 1, 1996, has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087 or by calling 1-800-252-1784. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FEBRUARY 1, 1996

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                                   I784 FUNDS

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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                    Page
--------------------------------------------------------
Expense Summary                                        2
Summary                                                3
The Trust                                              5
Investment Objective                                   5
Investment Policies                                    5
Certain Investment Policies and Guidelines             6
Investment Limitations                                 8
The Adviser                                            9
The Administrator                                     10
The Shareholder Servicing Agent and Transfer Agent    10

                                                     Page
---------------------------------------------------------
The Distributor                                        10
Purchase of Shares                                     11
Redemption of Shares                                   13
Systematic Withdrawal Plan                             15
Exchanges                                              15
Performance                                            15
Taxes                                                  16
General Information                                    17
Description of Permitted Investments and Techniques    18

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                                   I784 FUNDS

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                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

Following are (i) a tabular summary of expenses relating to purchases and sales of shares of the Fund and annual operating expenses of the Fund, and (ii) an example illustrating the dollar cost of such expenses on a hypothetical $1,000 investment in the Fund.

Shareholder Transaction Expenses
--------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases
 (as a percentage of the offering price)      None
Sales Charge Imposed on Reinvested Dividends
 (as a percentage of the offering price)      None
Deferred Sales Charge Imposed on Redemptions
 (as a percentage of the offering price)      None
Redemption Fees (1)                           None
Exchange Fee                                  None

Annual Operating Expenses
--------------------------------------------------------------------------------
(as a percentage of average net assets)

Advisory Fees (2)                 0.74%
12b-1 Fee (after fee waiver) (2)   None
Other Expenses (2)                0.20%
---------------------------------------
Total Operating Expenses (2)      0.94%

--------------------------------------------------------------------------------
(1) If proceeds of a redemption of Fund shares are paid by wire transfer, a wire transfer charge (presently $12.00) will be imposed.
(2) Bank of Boston, which serves as the Adviser for the Fund, has agreed to waive its fee in an amount that operates to limit total operating expenses of the Fund to not more than 1.25% of average daily net assets on an annualized basis; this limitation would not apply to any brokerage commissions, interest expense or taxes or to extraordinary expense items, including but not limited to litigation expenses. SEI Financial Services Company, which acts as Distributor of the Trust's shares, has agreed to waive its 12b-1 fee, which is computed at an annual rate of 0.25% of the Fund's average daily net assets. If the Distributor should terminate this waiver, long-term Shareholders may pay more than the economic equivalent of the maximum front-end sales charge that would have been permitted. SEI Financial Management Corporation, which acts as the Trust's Administrator, has agreed to waive its fee from certain funds of the Trust to assist these funds in maintaining a competitive expense ratio.
Bank of Boston may contribute to the Fund or waive additional portions of its fees in order to limit other operating expenses and to assist the Fund in maintaining a competitive expense ratio. Fee waivers by the Adviser, Administrator and Distributor, and contributions by the Bank of Boston, if any, are voluntary and may be terminated at any time. Certain other parties may also agree to waive portions of their fees from time to time on a month to month basis. Additional information may be found under "The Adviser," "The Administrator" and "The Distributor." Because the Fund is newly organized, expenses are estimated. Absent the waiver of fees and contributions, estimated other expenses and estimated total operating expenses would be 0.76% and 1.75% of the average daily net assets of the Fund, on an annualized basis. A person who purchases shares through a financial institution may be charged separate fees by the financial institution.

Example
--------------------------------------------------------------------------------

An investor would pay the following expenses on a hypothetical $1,000 investment assuming a 5% annual total return and redemption at the end of each time period:

         1 Year                                                        3 Years
         ---------------------------------------------------------------------
          $10                                                            $30

Absent voluntary waivers by the Adviser, Distributor and Administrator and contributions made by Bank of Boston, if any, the amounts for this example for one year and three years would be $18 and $55, respectively. The example is based upon estimated operating expenses for the Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN, AND ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
be directly or indirectly borne by investors in the Fund. Additional information may be found under "General Information -- The Trust," "The Adviser," "The Administrator" and "The Distributor."

                                    SUMMARY
--------------------------------------------------------------------------------

The following information is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus and in the Statement of Additional Information.

1784 Funds (the "Trust") is an open-end management investment company which provides a convenient way to invest in one or more professionally managed funds of securities. The following provides basic information about the 1784 Growth Fund. The Fund is a diversified fund.

What Is the Investment Objective? The investment objective of the 1784 Growth Fund is capital appreciation. Dividend income, if any, is incidental to this objective. The Fund's investment objective may be changed only with the consent of holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its investment objective. See "Investment Objective" and "Investment Limitations."

What Are the Permitted Investments? The 1784 Growth Fund under normal circumstances invests at least 65% of its total assets in common stocks and securities convertible into common stock. The Fund emphasizes securities that the Adviser believes have above-average growth potential. During periods of unusual economic market conditions or for temporary defensive purposes or liquidity, the Fund may invest in money market funds, and, without limit, in cash and money market instruments.

What Are Some of the Risks? The investment policies of the Fund entail certain risks and considerations of which an investor should be aware. For example, the net asset value per share of the Fund is not fixed and should be expected to fluctuate based on changes in the values of the underlying portfolio securities. Common stocks and other equity securities fluctuate in value based on many factors, including actual and anticipated earnings, changes in management, political and economic developments and potential for takeovers and acquisitions. In the short term, prices can fluctuate dramatically in response to these factors. The market value of fixed income investments will change in response to interest rate changes and other factors.

The Fund emphasizes securities that in the Adviser's opinion have above-average growth potential including securities of smaller, lesser-known companies. Investors in the Fund should be aware that the securities offering above-average growth potential involve above-average risk and volatility. In particular, securities of smaller, lesser-known companies may have more risks than the securities of larger companies. Companies with small market capitalizations may be more susceptible to market downturns or setbacks because they may have limited product lines, markets, distribution channels, and financial and management resources. Further, there is often less publicly available information about companies with small market capitalizations than about more established companies. As a result of these and other factors, the prices of securities issued by companies with small market capitalization may be volatile. Shares of the Fund, therefore, may be subject to greater fluctuation in value than shares of an equity fund investing primarily in securities of larger, more established companies.

The Fund may also invest a portion of its assets in non-U.S. securities. Foreign securities in which the Fund is authorized to invest may subject the Fund to different risks than those attendant to investments in securities of U.S. issuers.

For further information, see "Investment Policies," "Certain Investment Policies and Guidelines," and "Description of Permitted Investments and Techniques" herein and in the Statement of Additional Information.

Who Is the Adviser? The First National Bank of Boston ("Bank of Boston") serves as the Adviser for the Fund and is entitled to a fee which is calculated daily and

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
paid monthly at an annual rate of 0.74% of the average daily net assets of the Fund. Bank of Boston has agreed for an indefinite period of time to waive all or a portion of its fee in order to limit the total operating expenses of the Fund on an annualized basis to not more than 1.25% of the Fund's average daily net assets. Bank of Boston may contribute to the Fund in order to limit operating expenses and to assist the Fund in maintaining a competitive expense ratio. Fee waivers and contributions, if any, may be terminated at any time.
See "The Adviser."

Who Is the Administrator? SEI Financial Management Corporation serves as the Administrator for the Trust under an Administration Agreement and is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.15% of the Trust's first $300 million of average daily net assets, 0.12% of the Trust's second $300 million of average daily net assets and 0.10% of the Trust's average daily net assets over $600 million. The Fund's portion of such fee is based on the Fund's average daily net assets. The Administrator has agreed to waive a portion of its fees on a month to month basis under certain circumstances. See "The Administrator."

Who Is the Shareholder Servicing Agent and Transfer Agent? Boston Financial Data Services acts as dividend disbursing agent and shareholder servicing agent for the Fund. State Street Bank and Trust Company acts as transfer agent for the Fund. See "The Shareholder Servicing Agent and Transfer Agent."

Who Is the Distributor? SEI Financial Services Company acts as distributor of the Trust's shares. The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides for payment to the Distributor of a fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets; the Distributor can use all or a portion of this fee to compensate broker-dealers and other financial institutions that provide services to Shareholders or to their customers who beneficially own shares of the Fund. The Distributor has agreed to waive its 12b-1 fee. However, distribution fees may be imposed in the event that the Distributor determines to terminate its waiver of such fees. The Trust may create one or more additional classes of shares, without distribution fees, of the Fund. See "The Distributor."

How Do I Purchase Shares? Purchases of Fund shares may be made through the Distributor by the close of business Monday through Friday except on days when the New York Stock Exchange or the Federal Reserve Bank of Boston is closed ("Business Days"). Shares may also be purchased through broker-dealers which have established dealer agreements with the Distributor. Purchase orders submitted through broker-dealers normally will be received by the Distributor on the Business Day after they are received by the broker-dealer.

A purchase order representing an investment in the Fund will be effective as of the Business Day the order is received by the Distributor if the Distributor receives a purchase order in good form for the shares and payment (by wire transfer or check) for the shares before 4:00 p.m. Eastern Time ("ET") on that day. Shares are sold at their net asset value determined as of the end of the day the order is effective. Shares purchased will begin accruing dividends on the day following the date of purchase.

The minimum initial investment in the Fund is $1,000; all subsequent purchases must be at least $250. Minimum investment requirements are lower for accounts established for automatic investment programs and under tax-deferred retirement programs (including IRAs). See "Purchase of Shares."

Shares of the Fund are currently being offered without any sales charges. See "The Distributor."

How Do I Redeem Shares? Redemptions of shares of the Fund may be made through the Shareholder Servicing Agent on any Business Day. Redemption orders must be placed in good form before 4:00 p.m. ET on any Business Day to be effective on that day. The redemption price is the net asset value per share determined as of the end of the day the order is effective. See "Redemption of Shares."

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

How Are Distributions Paid? Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of dividends which are paid at least semi-annually. Shareholders of record on the record date for the dividend distribution will be entitled to the dividends, except that shares will not begin accruing dividends until the day following the date of their purchase. On redemption, a Shareholder will receive dividends through and including the day a valid redemption request is received by the Shareholder Servicing Agent. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payment in cash. See "Dividends and Distributions."

How Do I Make Exchanges? Once payment for shares of the Fund has been received by the Distributor, those shares may be exchanged for shares of one or more other portfolios of the Trust at net asset value, provided the amount of the exchange meets the minimum investment requirements for the other portfolio of the Trust. There are no charges for an exchange. If an exchange request in good order is received by the Distributor by 4:00 p.m. ET on any Business Day, the exchange usually will occur on that day; however, requests for exchange for shares of a money market fund must be received earlier than 4:00 p.m. ET (in cases when regular trading on the New York Stock Exchange closes earlier than 4:00 p.m. ET, as early as 12:00 noon ET) for the exchange to occur on that day. A Shareholder must obtain and should read the prospectus of the other portfolio and consider the differences in investment objectives and policies before making any exchange. An exchange is treated, for federal and state income tax purposes, as a sale of the Fund shares exchanged, and could result in gain or loss to the Shareholder. See "Exchanges."

                                   THE TRUST
--------------------------------------------------------------------------------

1784 Funds (the "Trust") is an open-end management investment company that currently offers units of beneficial interest ("shares") in several separate professionally managed investment portfolios, or funds. Each share of each fund represents an undivided, proportionate interest in that fund. This Prospectus relates to shares of the Trust's 1784 Growth Fund, a diversified fund. The Trust's other funds include the 1784 U.S. Government Medium-Term Income Fund, 1784 Short-Term Income Fund, 1784 Income Fund, 1784 Tax-Exempt Medium-Term Income Fund, 1784 Connecticut Tax-Exempt Income Fund, 1784 Rhode Island Tax-Exempt Income Fund, 1784 Massachusetts Tax-Exempt Income Fund, 1784 Florida Tax-Exempt Income Fund, 1784 U.S. Treasury Money Market Fund, 1784 Institutional U.S. Treasury Money Market Fund, 1784 Tax-Free Money Market Fund, 1784 Growth and Income Fund, 1784 Asset Allocation Fund and 1784 International Equity Fund. Information regarding the Trust's other funds is contained in separate prospectuses that may be obtained from the Trust's distributor, SEI Financial Services Company (the "Distributor"), 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-252-1784.

                              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The investment objective of the 1784 Growth Fund is capital appreciation. Dividend income, if any, is incidental to this objective.

There is no assurance that the investment objective of the Fund will be met. The investment objective of the Fund is a fundamental policy of the Fund, and therefore cannot be changed without the consent of holders of a majority of the Fund's outstanding shares. See "Investment Limitations."

                              INVESTMENT POLICIES
--------------------------------------------------------------------------------

The 1784 Growth Fund (the "Fund") is a diversified fund that under normal circumstances invests at least 65% of its total assets in common stocks and securities convertible into common stocks of U.S. and foreign issuers. The Fund emphasizes securities that in the Adviser's opinion have above-average growth potential, including securities of smaller, lesser-known companies. The Adviser may also pursue growth by investing in

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
other companies such as mid-sized companies with established products that are developing new product lines, new management methods or new distribution channels; larger, well-known companies that may be industry leaders; or revitalized companies in declining industries that hold a strong position in the market. Growth may be measured by factors such as earnings, cash flow or gross sales. While some of the securities purchased for the Fund may pay dividends, receipt of current income is not a consideration in selecting investments.

For purposes of the Fund's policy of investing at least 65% of its assets in common stocks and securities convertible into common stocks, common stocks are deemed to include securities purchased in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") (sometimes referred to as Continental Depositary Receipts ("CDRs")). Under normal circumstances, not more than 35% of the Fund's total assets are invested in non-convertible debt securities, preferred stocks and money market instruments.

The Fund may, for hedging purposes or in order to generate additional income, write (sell) covered call options, and may, for hedging purposes, enter into futures contracts and related options. In addition, the Fund may make additional types of investments and engage in other investment practices, as described in "Description of Permitted Investments and Techniques."

The Fund may, in the future, seek to achieve its investment objective by investing all of its investable assets in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. In such event, the Fund's Advisory Agreement would be terminated. Such investment would be made only if the Trustees of the Trust believe that the aggregate per share expenses of the Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if it were to continue to retain the services of an investment adviser and the assets of the Fund were to continue to be invested directly in portfolio securities.

For more information regarding the permitted investments and investment practices of the Fund, the purposes of these investments and investment practices and certain risks associated with certain of these investments and investment practices, see "Certain Investment Policies and Guidelines," "Description of Permitted Investments and Techniques" and the Statement of Additional Information.

                   CERTAIN INVESTMENT POLICIES AND GUIDELINES
--------------------------------------------------------------------------------

The Fund may make any of the investments or engage in any of the investment practices described under "Description of Permitted Investments and Techniques." The Fund's investments normally consist primarily of securities that are listed on recognized exchanges or actively traded in the over-the-counter market. The Fund may also hold securities that are neither so listed nor so traded. However, the Fund will not invest more than 15% of its net assets in illiquid securities.

Investments in equity securities will fluctuate in value based on many factors, including actual and anticipated earnings, changes in management, political and economic developments and the potential for takeovers and acquisitions. Smaller companies are especially sensitive to these factors.

In addition, the market value of fixed income investments (including money market instruments) will change in response to interest rate changes and other factors such as perceived changes in the credit quality of or the supply and demand for such investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.

Changes in the value of Fund securities will affect the Fund's net asset value, and the Fund's shares will fluctuate in value. Under most circumstances, changes in the value of Fund securities will not affect cash income derived from these securities, but there can be no guaranty that such cash income will not be adversely affected. Receipt of income from the Fund's securities is incidental to the Fund's objective of capital appreciation.

The Fund emphasizes securities that in the Adviser's opinion have above-average growth potential including securities of smaller, lesser-known companies. Investing in the securities of companies offering above-average growth potential, however, also involves greater risk and the possibility of greater portfolio price volatility. Generally, companies with above-average growth potential tend to have higher average price/earnings (P/E) ratios which means the stocks are more expensive than average relative to their earnings. Smaller, lesser-known companies are associated with higher investment risk because they may have limited size, product lines, markets, distribution channels and financial and managerial resources. Among the reasons for the greater price volatility of these small companies and unseasoned stocks are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such stocks and the greater sensitivity of small companies to changing economic conditions.

Investments in securities of foreign issuers (including investments in depositary receipts) may subject the Fund to different risks than those attendant to investments in securities of U.S. issuers, such as changes in currency rates or exchange control regulations, differences in accounting, auditing and financial reporting standards, more volatile or less liquid markets, the possibility of expropriation or confiscatory taxation, and political instability. There may also be less publicly available information with regard to foreign issuers than domestic issuers. In addition, foreign markets may be characterized by less liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets. The Fund may invest not more than 5% of its assets in securities of issuers in developing countries and not more than 25% of its assets in securities of foreign issuers, including the 5% it may invest in issuers in developing countries.

The money market instruments in which the Fund may invest include: (1) securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; (2) repurchase agreements; (3) bank obligations described under "Description of Permitted Investments and Techniques;" (4) commercial paper, other short-term debt securities or variable or floating rate instruments rated in one of the two highest short-term rating categories by a "nationally recognized statistical rating organization" as defined under Securities and Exchange Commission rules ("NRSRO") or of comparable credit quality as determined by the Adviser; (5) securities issued or guaranteed as to principal and interest by foreign governments; and (6) asset-backed securities. Other money market instruments in which the Fund may invest are described under "Description of Permitted Investments and Techniques." For temporary defensive purposes during periods when it is determined by the Adviser that market conditions warrant, the Fund may invest up to 100% of its assets in money market instruments. The Fund may also invest, for temporary defensive purposes, in money market funds. To the extent the Fund is invested in money market instruments and/or money market funds for temporary defensive purposes, the Fund will not be pursuing its investment objective.

The Fund may, from time to time, engage in securities lending; however, loans made by the Fund of the securities it holds may not exceed 33 1/3% of the Fund's total assets. The Fund may purchase securities on a

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
when-issued basis. The Fund may, for hedging purposes, enter into interest rate futures contracts and related options and stock index futures contracts and related options, and may, for hedging and other non-speculative purposes, engage in foreign currency exchange transactions on a spot basis, by entering into forward currency exchange contracts, or by investing in currency futures contracts and options thereon.

Under normal circumstances the annual portfolio turnover rate for the Fund is not expected to exceed 100%.

                             INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

The investment objective of the Fund and the following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, provided that this limitation does not apply to an investment of all of the investable assets of the Fund in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. This restriction applies to 75% of the Fund's total assets.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities, and provided further that this limitation does not apply to an investment of all of the investable assets of the Fund in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. For purposes of this limitation
(a) utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) supranational entities will be considered to be a separate industry.

3. Make loans, except that the Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

4. Borrow, except that the Fund may borrow money from banks and may enter into reverse repurchase agreements in an amount not to exceed 33 1/3% of the Fund's total assets and then only as a temporary measure for extraordinary or emergency purposes (e.g., to meet Shareholder redemption requests). The Fund will not purchase any securities for its portfolio at any time at which its borrowings equal or exceed 5% of its total assets (taken at market value).

The foregoing percentages apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  THE ADVISER
--------------------------------------------------------------------------------

The First National Bank of Boston ("Bank of Boston" or the "Adviser") manages the assets of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Trust. Subject to such policies as the Board of Trustees of the Trust may determine, the Adviser makes investment decisions for the Fund. Eugene D. Takach and Theodore E. Ober, Fund Managers, have been the co-managers of the Fund since the commencement of its operations. Mr. Takach, who has more than 30 years of experience in investment management, research analysis and securities trading, has been a Portfolio Manager at Bank of Boston since 1971. Mr. Ober, who has more than seven years of investment management experience, was a Portfolio Assistant at Bank of Boston from 1987 to 1989 and an Assistant Fund Manager from 1989 to 1992, and has been a Fund Manager since 1992.

For its services under the Advisory Agreement, the Adviser receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.74% of the Fund's average daily net assets. However, the Adviser has agreed for an indefinite period of time to waive all or a portion of its fees in order to limit the total operating expenses of the Fund on an annualized basis to not more than 1.25% of its average daily assets; this limitation would not apply to any brokerage commissions, interest expense or taxes or to extraordinary expense items, including but not limited to litigation expenses. Fee waivers may be terminated at any time. From time to time the Adviser may also waive additional portions of its fees to reduce net operating expenses to less than the amount specified above. Subject to compliance with procedures established by the Trustees, the Adviser may execute the Fund's brokerage or other agency transactions through the Adviser or an affiliate of the Adviser.

Bank of Boston, a national banking association, is the successor to a number of banking institutions, the first of which was chartered in 1784. All of the capital stock of Bank of Boston (except directors' qualifying shares) is owned by Bank of Boston Corporation, a registered bank holding company. Bank of Boston and its affiliates are engaged in providing a wide variety of financial services to individuals, corporate and institutional customers, governments, and other financial institutions throughout New England, the United States and internationally. These services include individual and community banking, consumer finance, mortgage origination and servicing, domestic corporate and investment banking, leasing, international banking services, commercial real estate lending, private banking, trust services, correspondent banking, and securities and payments processing. Bank of Boston's principal business address is 100 Federal Street, Boston, MA 02110. Prior to the organization of the Trust in 1993, the Adviser had not served as the investment adviser for management investment companies. The Adviser also manages the other portfolios comprising the Trust.

Bank of Boston has been providing asset management services since 1890. Its portfolio managers are responsible for investing in money market, equity, and fixed income securities and they have earned national recognition and respect. The investment management group within Bank of Boston which manages the Fund is the same group which has managed Bank of Boston's collective trust funds with similar investment objectives. As of December 31, 1995, Bank of Boston and its affiliates managed more than $15 billion in assets worldwide.

Bank of Boston and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Bank of Boston and its affiliates deal, trade and invest for their own account in certain types of securities purchased on behalf of the Fund. Bank of Boston and its affiliates may sell such securities to and purchase them from other investment companies sponsored by SEI Financial Services Company or its affiliates. The Adviser has informed the Trust that, in making its investment decisions, it does not obtain or

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
use material inside information in the possession of any of its divisions or departments or in the possession of any of its affiliates.

The Glass-Steagall Act prohibits certain financial institutions, such as Bank of Boston, from engaging in the business of underwriting securities of open-end investment companies, such as the Fund. Bank of Boston takes the position, based on the advice of counsel, that the investment advisory services it provides under the Advisory Agreement do not constitute underwriting activities and are consistent with the requirements of the Glass-Steagall Act and other relevant federal and state legal and regulatory precedent. State laws on this issue may differ from applicable federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Future changes in either federal or state statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future federal and state statutes and regulations, could prevent Bank of Boston from continuing to perform such services for the Trust. If Bank of Boston were to be prevented from acting as the Adviser, the Trust would seek alternative means for obtaining such services.

                               THE ADMINISTRATOR
--------------------------------------------------------------------------------

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), and the Trust are parties to an administration agreement dated as of June 1, 1993 (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.15% of the Trust's first $300 million of average daily net assets, 0.12% of the Trust's second $300 million of average daily net assets and 0.10% of the Trust's average daily net assets over $600 million. The Fund's portion of such fee is based on the average daily net assets of the Fund. The Administrator has agreed to waive a portion of its fees on a month to month basis under certain circumstances for certain of the portfolios of the Trust.

               THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
--------------------------------------------------------------------------------

Boston Financial Data Services acts as dividend disbursing agent and shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund, and receives a fee for these services. The principal business address of the Shareholder Servicing Agent is 2 Heritage Drive, North Quincy, MA 02171. State Street Bank and Trust Company acts as transfer agent (the "Transfer Agent") for the Fund, and receives a fee for these services. The principal business address of the Transfer Agent is 225 Franklin Street, Boston, MA 02110-2875.

                                THE DISTRIBUTOR
--------------------------------------------------------------------------------

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated as of June 1, 1993 and amended and restated as of September 14, 1995, and the Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. As provided in the Distribution Agreement and the Plan, the Trust will pay the Distributor a fee for its services, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. The Distributor may apply all or a portion of this fee toward: (a) compensation for its services in connection with distribution assistance or provision of Shareholder services; or (b) payments to financial institutions and intermediaries such as banks (including Bank of Boston), savings and loan associations, insurance companies, and investment counselors, broker-dealers

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
and the Distributor's affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of Shareholder services. The Plan is characterized as a "compensation plan" (in contrast to "reimbursement" arrangements in which a distributor's compensation is linked directly to the distributor's expenses) since the distribution fee will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Distributor has agreed to waive the 12b-1 fee. This waiver may be terminated by the Distributor at any time.

The Trust may create one or more additional classes of shares of the Fund to be offered without distribution fees to certain types of investors.

The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor receives compensation.

From time to time the Distributor may provide incentive compensation to employees of banks (including Bank of Boston), broker-dealers and investment counselors, and to its own employees, in connection with the sale of shares of the Fund or other portfolios of the Trust. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages. Such promotional incentives will be offered uniformly to all program participants and will be predicated upon the amount of shares of the Fund and other portfolios of the Trust sold by the participant.

                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continuous basis and may be purchased directly from the Trust's Distributor either by mail or by telephone. Shares may also be purchased through a broker-dealer which has established a dealer agreement with the Distributor.

Purchases of shares of the Fund may be made Monday through Friday except on days when the New York Stock Exchange or the Federal Reserve Bank of Boston is closed ("Business Days"). Current holidays for the New York Stock Exchange and/or the Federal Reserve Bank of Boston are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving and Christmas. Except as provided below, the minimum initial investment in the shares is $1,000, and all subsequent purchases of shares must be at least $250. Minimum purchase amounts may be waived by the Distributor in its discretion. No minimum purchase amount applies to subsequent purchases made by reinvestment of dividends.

The purchase price for shares of the Fund is their net asset value next determined after the Distributor receives a purchase order in good form. Net asset value per share is determined as of the close of regular trading on the New York Stock Exchange, 4:00 p.m. ET, on each Business Day. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places.

A purchase order for shares of the Fund will be effective as of the Business Day the order is received by the Distributor if the Distributor receives a purchase order, in good form, for the shares and payment (by wire transfer or check) for the shares before 4:00 p.m. ET on that day. Purchase orders submitted through broker-dealers which have established dealer agreements with the Distributor normally will be received by the Distributor on the Business Day after they are received by the broker-dealer. In certain circumstances where the agreement between the Distributor and the customer's broker so permits, a purchase order for additional shares of the Fund will be effective as of the Business Day the order is received by the Distributor if the Distributor receives a purchase order in good form for the shares before 4:00 p.m. ET on that day and payment (by wire transfer or check) for the shares is received before 4:00 p.m. ET within 3 Business Days thereafter.

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                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

By Mail
--------------------------------------------------------------------------------

Investors may purchase shares of the Fund by completing and signing an Account Application and mailing it, along with a check (or other negotiable bank instrument or money order) payable to 1784 Funds, to 1784 Funds, P.O. Box 8524, Boston, MA 02266-8524. Subsequent purchases of shares may be made at any time by mailing a check (or other negotiable bank draft or money order) to the Fund.

Account Applications can be obtained by calling the Distributor at 1-800-252-
1784.

By Telephone
--------------------------------------------------------------------------------

If a Shareholder has previously submitted an Account Application, that Shareholder may also purchase shares by telephone by calling the Distributor toll-free at 1-800-252-1784. Orders by telephone will not be executed until an Account Application and payment have been received. In certain circumstances where the agreement between the Distributor and the customer's broker so permits, orders by telephone representing subsequent purchases of shares of the Fund will be executed prior to receipt of payment, but payment must be received before 4:00 p.m. ET within 3 Business Days thereafter.

Tax-Deferred Retirement Programs
--------------------------------------------------------------------------------

The Fund is eligible for purchase by tax-deferred retirement programs such as IRAs, KEOGHs, and 401(k) plans, and the minimum initial investment requirement for an account established under such a program is $250. Bank of Boston offers a number of tax-deferred retirement plans through which shares of the Fund may be purchased. All accounts in the Fund established under a tax-deferred retirement program must elect to have all dividends reinvested in the Fund.

Systematic Investment Plan (SIP)
--------------------------------------------------------------------------------

A Shareholder may also arrange for periodic additional investments in the Fund through automatic deductions by Direct Deposit (if available from a Shareholder's employer) or by Automated Clearing House ("ACH") transactions from a checking account by completing the appropriate section of the Account Application. The Systematic Investment Plan is subject to account minimum initial purchase amounts and minimum maintained balance requirements. The minimum pre-authorized investment amount is $50 per month. An Account Application may be obtained by contacting the Distributor at 1-800-252-1784.

Other Information Regarding Purchases
--------------------------------------------------------------------------------

Shares of the Fund may also be purchased through financial institutions, including Bank of Boston, which provide shareholder service or other assistance to the Trust. Texas residents may only purchase shares through the Distributor. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose cut-off times for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor. Customers should contact their financial institution for information as to the institution's procedures for transmitting purchase, exchange or redemption orders to the Distributor. The Distributor's receipt of an order may be delayed by one or more Business Days.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Shareholder Servicing Agent.

Purchases may be made by ACH transactions, as well as by check or wire transfer.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

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                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

No certificates representing shares will be issued.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such offer. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures will include verification of a caller's identity by asking for his or her name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures to confirm that instructions communicated by telephone are genuine are not followed, the Fund may be liable for any losses to a Shareholder due to unauthorized or fraudulent instructions. Otherwise, the investor will bear all risk of loss relating to a purchase, redemption or exchange by telephone or a wire transfer.

For all purchases, if payment is not made or a check received for shares does not clear, the purchase will be cancelled and the investor could be liable for any losses to the Fund, including losses resulting from a decline in the net asset value of the applicable shares between the date of purchase and the date of cancellation, and for a check return fee up to $25.00, as applicable. Shares purchased will begin accruing dividends on the day following the date of purchase.

The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. The Fund may use a pricing service to provide market quotations. A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, yield features, ratings, and developments related to a specific security.

                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Shareholders may redeem their shares on any Business Day and shares may ordinarily be redeemed by mail or telephone, with proceeds payable by check, ACH or wire transfer. A redemption is treated, for federal and state income tax purposes, as a sale of the Fund shares redeemed; a redemption could, therefore, result in taxable gain or loss to the Shareholder. If proceeds are paid by wire transfer, a wire transfer charge (presently $12.00) will be imposed.

By Mail
--------------------------------------------------------------------------------

A written request for redemption must be received by the Shareholder Servicing Agent in good form in order to constitute a valid request for redemption. All account holders must sign the redemption request. Under certain circumstances, the Shareholder Servicing Agent may require that the signatures on the request be guaranteed by a commercial bank, by a member firm of a domestic stock exchange or by another eligible guarantor institution. Redemption requests may be mailed to the Shareholder Servicing Agent, P.O. Box 8524, Boston, MA 02266-8524.

By Telephone
--------------------------------------------------------------------------------

Shares may be redeemed by telephone if the Shareholder elects that option on the Account Application (unless a written redemption request, with the Shareholder's signature guaranteed, is required; see "Signature Guarantees" below). Telephone redemption orders must be placed with the Shareholder Servicing Agent prior to 4:00 p.m. ET on any Business Day to be effective on such day. The Shareholder may have the proceeds mailed to his or her address or wired to a commercial bank account previously designated on the Account Application. Telephone redemption requests may be made by calling the Shareholder Servicing Agent at 1-800-252-1784. Shareholders may not close their account by telephone. During periods of drastic economic or market changes or severe weather or other emergencies, Shareholders may find it difficult to implement a telephone redemption. If such a case should occur, another method of redemption, such as written request sent via an overnight delivery service, should be considered. The Fund's address for overnight deliveries is 1784 Funds, c/o Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.

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                                   I784 FUNDS

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--------------------------------------------------------------------------------

Signature Guarantees
--------------------------------------------------------------------------------

If a Shareholder requests a redemption for an amount in excess of $25,000, a redemption of any amount to be payable to anyone other than the Shareholder of record or a redemption of any amount to be sent to any address other than the Shareholder's address of record with the Fund (or in the case of ACH or wire transfers, other than as provided in the Shareholder's Account Application), all account holders on the Shareholder's account must sign a written redemption request and their signatures must be guaranteed by a commercial bank, by a member firm of a domestic stock exchange or by another eligible guarantor institution. The Trust and the Shareholder Servicing Agent reserve the right to amend these requirements for the Fund at any time without notice. For questions about the proper form of redemption requests, call 1-800-252-1784.

Other Information Regarding Redemptions
--------------------------------------------------------------------------------

All redemption orders for shares of the Fund are effected at the net asset value per share next determined after receipt, by the Shareholder Servicing Agent, of a valid request for redemption in good form, as described above. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Shareholder Servicing Agent of the request for redemption. A redemption must involve either shares having an aggregate value of at least $250 or all the shares in an account. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures will include verification of a caller's identity by asking for his or her name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures to confirm that instructions communicated by telephone are genuine are not followed, the Fund may be liable for any losses to a Shareholder due to unauthorized or fraudulent instructions. Otherwise, the investor will bear all risk of loss relating to a purchase, redemption or exchange by telephone or a wire transfer.

Forwarding of redemption proceeds for shares purchased, or received in exchange for shares purchased, by check (including certified or cashier's checks) may be delayed for 15 or more days to ensure that payment has been collected for the purchase of such shares. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in Fund securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder (and not solely because of market declines), the account of such Shareholder in the Fund has a value of less than the minimum initial purchase amount (normally $1,000). Accordingly, an investor purchasing shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least the minimum amount. Accounts established under a tax-deferred retirement program may be subject to involuntary redemption as described above only if such account has a value of less than $250, the minimum initial purchase amount for such accounts.

The right of any Shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted, or to the extent otherwise permitted by the Investment Company Act of 1940, as amended, if an emergency exists. See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

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                                   I784 FUNDS

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--------------------------------------------------------------------------------

                           SYSTEMATIC WITHDRAWAL PLAN
--------------------------------------------------------------------------------

A Shareholder may direct the Shareholder Servicing Agent to send him or her regular monthly, quarterly, semi-annual or annual payments, as designated on the Account Application and based upon the value of his or her account. Each payment under a systematic withdrawal plan must be at least $100, except in certain limited circumstances. A withdrawal payment under the plan is treated, for federal and state income tax purposes, as a sale of a number of Fund shares sufficient to fund the payment; such payment could, therefore, result in taxable gain or loss to the Shareholder.

                                   EXCHANGES
--------------------------------------------------------------------------------

Some or all of the shares of the Fund for which payment has been received by the Distributor (i.e., an established account) may be exchanged at their net asset value for shares of one or more of the other portfolios of the Trust. Exchanges will be made only after instructions in writing or by telephone are received for an established account by the Distributor.

In the case of shares held of record by Bank of Boston or one of its affiliates but beneficially owned by a Customer, to exchange such shares the Customer should contact Bank of Boston or the affiliate, who will contact the Distributor and effect the exchange on behalf of the Customer. If an exchange request in good order is received by the Distributor by 4:00 p.m. ET on any Business Day, the exchange usually will occur on that day; however, requests for exchange for shares of a money market fund must be received earlier than 4:00 p.m. ET (in cases when regular trading on the New York Stock Exchange closes earlier than 4:00 p.m. ET, as early as 12:00 noon ET) for the exchange to occur on that day. Any Shareholder or Customer who wishes to make an exchange must have received a current prospectus of the portfolio in which he or she wishes to invest before the exchange will be effected. Residents of any state may only exchange shares for shares of another portfolio of the Trust if that portfolio is registered in that state.

Each exchange must involve either shares having an aggregate value of at least $250 or all the shares in the account, and the amount of the exchange must meet the minimum investment requirements for the portfolio of the Trust into which the exchange is being made.

Exchanges may be made by telephone only if that option has been elected by the Shareholder on the Account Application. Shares may be exchanged by telephone by calling the Distributor toll free at 1-800-252-1784.

No fees are currently charged to Shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge Shareholders a nominal fee in accordance with rules promulgated by the SEC. The Fund also reserves the right to reject any exchange request in whole or in part. The exchange privilege (or any aspect of it) may be changed or terminated at any time.

An exchange is treated, for federal and state income tax purposes, as a sale of the Fund shares exchanged; an exchange could, therefore, result in taxable gain or loss to the Shareholder.

                                  PERFORMANCE
--------------------------------------------------------------------------------

From time to time, the Trust may advertise the Fund's yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over one year and is shown as a percentage of the investment.

The total return of the Fund refers to the average compounded rate of return on a hypothetical investment, net of any sales charge imposed, for designated time periods (including but not limited to the period from which the Fund commenced operations

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                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The Fund's performance may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

                                     TAXES
--------------------------------------------------------------------------------

The following is a discussion of certain United States federal income tax considerations relevant to the purchase, ownership, and disposition of shares in the Fund. The discussion, which is based on current tax laws, regulations, rulings and judicial decisions (all of which are subject to change at any time by legislative, judicial or administrative action), is not intended to be complete; therefore, prospective investors should consult their own tax advisers as to the tax consequences to them of an investment in the Fund. Additional information concerning taxes is set forth in the Statement of Additional Information.

Tax Status of the Fund
--------------------------------------------------------------------------------

The Fund is treated as a separate entity for federal income tax purposes, and is not combined with the Trust's other portfolios. The Trust intends to qualify the Fund each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and to make distributions to the Fund's Shareholders in accordance with the timing requirements set out in the Code. As a result, it is expected that the Fund will not be required to pay any federal income or excise taxes, although foreign source income received by the Fund may be subject to foreign withholding taxes.

Tax Treatment of Shareholders
--------------------------------------------------------------------------------

Shareholders of the Fund normally will have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the Fund, whether paid in cash or in additional shares. Distributions from net investment income and short-term capital gains will be taxable to Shareholders as ordinary income, while distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to Shareholders as long-term capital gains, regardless of how long Shareholders have held their shares. A portion of the dividends received from the Fund (but none of the Fund's capital gains distributions) may be eligible for the dividends received deduction for corporations. Any Fund dividend that is declared in October, November, or December of a calendar year, payable to Shareholders of record in such a month, and that is paid the following January will be treated as if received by the Shareholders on December 31 of the year in which the dividend is declared.

Fund distributions will reduce the Fund's net asset value per share. Shareholders who buy shares just before the Fund makes a distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

The Trust will make annual reports to Shareholders of the federal income tax status of all distributions from the Fund.

The exchange or redemption of Fund shares is a taxable event to the Shareholder; however, under certain circumstances, realized losses may be disallowed and short-term capital losses may be converted into long-term capital losses.

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. Investment by the Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on the Fund.

The Fund will generally withhold tax payments at the rate of 30% on dividends and other payments that are subject to such withholding and that are made to persons who are neither citizens nor residents of the U.S., although the 30% rate may be reduced to the extent provided by an applicable tax treaty. The Fund is also required in certain circumstances to apply backup withholding of 31% of taxable dividends and certain redemption proceeds paid to any Shareholder (including a Shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% (or lower treaty rate) withholding.

                              GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust
--------------------------------------------------------------------------------

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated February 5, 1993. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each of the portfolios (referred to as "series") of the Trust, each of which is a separate fund. In addition to the Fund, the Trust includes the following funds: 1784 Institutional U.S. Treasury Money Market Fund, 1784 U.S. Treasury Money Market Fund, 1784 Tax-Free Money Market Fund, 1784 U.S. Government Medium-Term Income Fund, 1784 Short-Term Income Fund, 1784 Income Fund, 1784 Growth and Income Fund, 1784 Asset Allocation Fund, 1784 International Equity Fund, 1784 Tax-Exempt Medium-Term Income Fund, 1784 Connecticut Tax-Exempt Income Fund, 1784 Rhode Island Tax-Exempt Income Fund, 1784 Massachusetts Tax-Exempt Income Fund and 1784 Florida Tax-Exempt Income Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and are subject to liabilities related thereto. The Trust reserves the right to create and issue additional series of shares, and reserves the right to create and issue shares of additional classes of any or all series.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses and reports to Shareholders, costs of custodian services and registering the shares of the Fund and other series under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes, amortization of organization expenses, and any extraordinary expenses including but not limited to litigation expenses.

Under applicable law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a Shareholder incurring financial loss on account of such Shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations and inadequate insurance existed. The Trust believes that the likelihood of such circumstances is remote.

Trustees of the Trust
--------------------------------------------------------------------------------

The management and affairs of the Trust are supervised by its Board of Trustees. The Trustees have approved contracts under which, as described above, certain companies provide management, administrative and Shareholder services to the Trust.

Voting Rights
--------------------------------------------------------------------------------

Each share held entitles the Shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of

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                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

Reporting
--------------------------------------------------------------------------------

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

Shareholder Inquiries
--------------------------------------------------------------------------------

Shareholder inquiries should be directed to Boston Financial Data Services, P.O. Box 8524, Boston, Massachusetts 02266-8524, at 1-800-252-1784.

Dividends and Distributions
--------------------------------------------------------------------------------

Substantially all of the net investment income (not including capital gains) of the Fund is distributed in the form of dividends which are paid at least semi-annually. Shareholders of record will be entitled to receive the dividend. Currently, capital gains of the Fund, if any, will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution.

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If the shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

If dividend payments are returned and unclaimed within 30 days, they will be reinvested and the Shareholder will be deemed to have elected to receive future dividend and capital gain distributions in additional shares.

Counsel and Independent Accountants
--------------------------------------------------------------------------------

Bingham, Dana & Gould LLP, Boston, MA, serve as counsel to the Trust. Coopers & Lybrand L.L.P., Boston, MA, serve as the independent accountants of the Trust.

Custodian
--------------------------------------------------------------------------------

Bank of Boston, 100 Federal Street, Boston, MA 02110, acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Foreign securities may be held through subcustodians approved by the Trust's Board of Trustees. Under a separate agreement, Bank of Boston also provides certain accounting services for the Trust.

              DESCRIPTION OF PERMITTED INVESTMENTS AND TECHNIQUES
--------------------------------------------------------------------------------

The following is a description of certain of the permitted investments and investment techniques for the Fund. The Fund will not normally invest in all of the investments, nor engage in all of the investment techniques, listed below. See "Investment Policies." Except as specifically stated below or elsewhere in this Prospectus or in the Statement of Additional Information with respect to certain of the Fund's permitted investments and investment techniques, there are no limits on the amount of assets the Fund may invest in particular types of securities.

Common and Preferred Stock -- Common stocks are generally more volatile than other securities. Preferred

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
stocks share some of the characteristics of both debt and equity and are generally preferred over common stocks with respect to dividends and in liquidation.

Convertible Securities -- Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. The convertible securities in which the Fund may invest include both debt obligations and preferred stock.

Small Capitalization Companies -- The Fund may invest in smaller, lesser-known companies which the Adviser believes offer growth potential. See "Certain Investment Policies and Guidelines" above for a discussion of some of the risks associated with investing in small capitalization companies.

American, European and Continental Depositary Receipts --American Depositary Receipts ("ADRs") are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs include American Depositary Shares ("ADSs") and New York Shares. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holdings of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass voting rights through to the holders of the receipts in respect of the deposited securities.

Securities of Foreign Issuers -- Investments in securities of foreign issuers (including ADRs, EDRs and CDRs) are subject to special risks such as future adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, more volatile or less liquid markets, the possible establishment of exchange controls or taxation at the source, greater fluctuation in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions. These risks are heightened for securities of issuers in developing countries. Such investments may also entail higher custodial fees than domestic investments. Foreign securities issuers are often subject to accounting treatment and engage in business practices different from those of domestic securities issuers. These risks may be heightened for securities of issuers in developing countries. The Fund may invest up to 5% of its assets in securities of issuers in developing countries and up to 25% of its assets in securities of foreign issuers, including the 5% it may invest in the securities of issuers in developing countries.

Foreign Currency Transactions -- The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates in connection with hedging and other non-speculative strategies involving specific settlement transactions. The Fund will conduct currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward contracts to purchase or sell currencies. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which must be more than two days from the date of the contract, at a price set at the time of the contract. Transaction hedging is the purchase or sale of

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                                   I784 FUNDS

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forward currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sales of its portfolio securities. These contracts are entered into in the interbank market conducted directly between currency traders (typically commercial banks or other financial institutions) and their customers.

The Fund has established procedures consistent with statements by the SEC and its staff regarding the use of forward currency exchange contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account, cash, short-term money market instruments or high quality debt securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward currency exchange contracts entered into by the Fund.

It is intended that the Fund will use currency exchange transactions only for bona fide hedging purposes and other non-speculative strategies involving specified settlement transactions.

Warrants -- The Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. Included in this limitation, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time.

Securities Lending -- In order to generate additional income, the Fund may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies or instrumentalities or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value of the securities lent plus accrued interest. The Fund may lend up to 33 1/3% of its total assets. Collateral is marked to market daily. The Fund will continue to receive any income payable on the securities lent while simultaneously earning interest on the investment of any cash collateral subject to the payment of a rebate fee to the borrower. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk.

Restricted Securities -- Securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration are referred to as "restricted securities." The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities; however, this limit will not apply to a restricted security if it is determined by or under the direction of the Trust's Board of Trustees, based on trading markets for the specific restricted security, that such security is liquid. The liquidity of these investments could be impaired if trading does not develop or declines. In the case of illiquid securities, the absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid securities may involve time-consuming negotiation and legal expense, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Options -- The Fund may engage in writing call options from time to time as deemed by the Adviser to be appropriate. Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. Options written on individual securities are written solely as covered call options (such as options written on securities owned by the Fund) and may be written in order to generate additional income or for hedging

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                                   I784 FUNDS

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purposes. Such options must be listed on a national securities exchange. In order to close out an option position, the Fund may enter into a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as any call option which it may previously have written on any particular security. When the Fund security is sold, the Fund effects a closing purchase transaction so as to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

The Fund may write covered call options on its securities provided the aggregate value of such options does not exceed 10% of the Fund's net assets as of the time such options are entered into by the Fund.

There are risks associated with options transactions, including the following:
(1) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of individual securities, market fluctuations and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by the Fund and price movements of the related options; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

U.S. Treasury Obligations -- U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities. These securities are usually structured with two classes that receive different portions of the interest and principal payments from the underlying obligation. The yield to maturity on the interest-only class is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only class generally is unusually volatile in response to changes in interest rates. See "Zero Coupon Securities" below for more information on these securities.

U.S. Government Agencies -- Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association, "FNMA").

Receipts -- The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and Certificates of Accrual on Treasury Securities" ("CATS"). TRs, TIGRs, and CATS are sold as zero coupon securities. See "Zero Coupon Securities" below for more information on these securities.

Mortgage-Backed Securities -- The Fund may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. Government agency. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and the Federal Home Loan Mortgage Corporation. The Fund may also invest in mortgage-backed securities issued by non-governmental entities
                                       21
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                                   I784 FUNDS

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("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top three rating categories by S&P or Moody's. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. The Fund will purchase only CMOs and REMICs that are backed solely by GNMA certificates or other mortgage pass-through certificates issued or guaranteed by the U.S. Government or its agencies and instrumentalities. However, the guarantees do not extend to the mortgage-backed securities' value, which is likely to vary inversely with fluctuations in interest rates. Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund reinvests the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

Zero Coupon Securities -- A zero coupon security pays no interest or principal to its holder during its life. A zero coupon security is sold at a discount, frequently substantial, and redeemed at face value at its maturity date. The amount of the discount is accrued over the life of the security and constitutes the income earned on the security for both accounting and tax purposes. The market prices of zero coupon securities are generally more volatile than the market prices of securities of similar maturity that pay interest periodically, and zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Bank Obligations -- The Fund may invest in bank obligations, i.e., certificates of deposit, time deposits (including Eurodollar time deposits) and bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. The Fund may invest in such obligations, however, only if the issuer (or the parent company, in the case of subsidiaries or branches) has assets of at least $1 billion, and only if the Adviser deems the bank obligation to be of comparable credit quality to the commercial paper in which the Fund may invest.

Bankers' Acceptances -- A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit -- A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

Money Market Funds -- A money market fund is an investment company that limits its investments to high quality money market instruments with a weighted average maturity of 90 days or less. The Fund may not invest more than 5% of its assets in any one money market fund or more than 10% of its assets in other investment companies, including money market funds, and the Fund may not hold more than 3% of the total outstanding voting stock of any one investment company, including money market funds, except that the Fund may, in the future, seek to achieve its investment objective by investing all of its investable assets in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund.

                                       22
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                                   I784 FUNDS

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When the Fund invests in a money market fund, a Shareholder bears not only his or her proportionate share of the Fund's expenses, but also indirectly his or her share of the expenses of the money market fund, including management fees.

Time Deposits -- A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities; therefore, the Fund will not invest more than 15% of its net assets in such time deposits and other illiquid securities.

Variable and Floating Rate Instruments -- Certain of the obligations purchased by the Fund may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature permitting the holder to demand payment of principal at any time, or at specified intervals. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security; the Fund will not invest more than 15% of its net assets in illiquid securities.

The interest rate on these securities may be reset daily, weekly, quarterly, or some other reset period and may have a floor or ceiling on interest rate charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Commercial Paper -- Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from one to 270 days.

Repurchase Agreements -- A repurchase agreement is an agreement by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the purchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Adviser will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Pursuant to an exemptive order from the SEC, the Fund may enter into repurchase agreements on a pooled basis with other portfolios of the Trust.

Reverse Repurchase Agreements -- Reverse repurchase agreements involve the sale of securities held by the Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When the Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be maintained in a segregated account with the Fund's custodian. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing.

Futures and Options on Futures -- The Fund may also enter into futures contracts and options on futures contracts provided that the sum of the Fund's initial margin deposits on open futures contracts plus the amount paid for premiums for unexpired options on futures contracts does not exceed 5% of the market value of the Fund's total assets and the outstanding obligations to purchase securities under futures contracts do not exceed 20% of the Fund's total assets. Futures contracts provide for the future sale by one party and purchase by another party of a specified

                                       23
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                                   I784 FUNDS

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amount of a specified security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will minimize the risk that it will be unable to close out a futures contract by entering into only those futures contracts which are traded on national futures exchanges.

It is intended that the Fund would use futures contracts and related options only for bona fide hedging purposes, i.e., to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. There are risks associated with these hedging activities, including the following: (1) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (2) there may be an imperfect or no correlation between the changes of market value of the securities held by the Fund and the prices on futures and options on futures;
(3) there may not be a liquid secondary market for a futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

The Fund may purchase and sell the following types of futures contracts and options on futures contracts: (1) interest rate futures contracts and options on interest rate futures contracts; (2) stock index futures contracts and options on stock index futures contracts; and (3) currency futures contracts and options on currency futures contracts.

Forward Commitments or Purchases on a When-Issued Basis -- The Fund may enter into forward commitments or purchase securities on a when-issued basis, which means that the price of the securities is fixed at the time of commitment and that the delivery and payment will ordinarily take place beyond customary settlement time. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging the Fund's assets; the securities are also subject to fluctuation in value pending settlement based upon public perception of the creditworthiness of the issuer of these securities. Securities purchased on a when-issued or forward commitment basis may expose the Fund to risk because such securities may experience such fluctuations in value prior to their actual delivery. Agreements to purchase securities on a when-issued or forward commitment basis will only be made with the intention of taking delivery and not for speculative purposes. The Fund may invest up to 25% of its assets in forward commitments or commitments to purchase securities on a when-issued basis. While awaiting delivery of securities purchased on such bases, the Fund will establish a segregated account consisting of cash, short-term money market instruments or high quality debt securities equal to the amount of the commitments to purchase securities on such bases.

Investment Company Securities -- The Fund may purchase shares of other investment companies. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's Shareholders would indirectly bear the expenses of the other investment company, some or all of which would be duplicated. The Fund may invest a maximum of up to 10% of its total assets in securities of other investment companies so long as not more than 5% of the Fund's assets are invested in any one investment company and not more than 3% of the total outstanding voting stock of any one investment company is held by the Fund, except that the Fund may, in the future, seek to achieve its investment objective by investing all of its investable assets in a diversified, open-end management company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund.

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PROSPECTUS

                       [LOGO OF 1784 FUNDS APPEARS HERE]

                              Investment Adviser:
                       THE FIRST NATIONAL BANK OF BOSTON

1784 FUNDS (the "Trust") is a mutual fund consisting of several professionally managed portfolios, or funds, of securities. The Trust provides a convenient way to invest in one or more of these funds. This Prospectus relates to shares of the 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND (the "Fund").

Shares of the Fund are offered primarily to institutional investors ("Institutional Investors"), including accounts for which The First National Bank of Boston ("Bank of Boston"), its affiliates and correspondents, and other financial institutions act in a fiduciary, agency or custodial capacity. Investors in shares of the Fund are referred to hereinafter as "Shareholders." Shares of the Fund are currently offered without any sales charges or distribution fees.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANK OF BOSTON OR ANY OF ITS AFFILIATES. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISKS, INCLUDING RISK TO PRINCIPAL.

This Prospectus sets forth concisely the information about the Trust and the Fund that a prospective investor should know before investing in the Fund. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information, dated October 2, 1995, has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087 or by calling 1-800-252-1784. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

OCTOBER 2, 1995
AS SUPPLEMENTED DECEMBER 4, 1995

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                                   I784 FUNDS

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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                            Page
------------------------------------------------
Expense Summary                                2
Summary                                        2
Condensed Financial Information                4
The Trust                                      5
Investment Objective                           5
Investment Policies                            5
Certain Investment Policies and Guidelines     6
Investment Limitations                         6
The Adviser                                    7
The Administrator                              9

                                                     Page
---------------------------------------------------------
The Shareholder Servicing Agent and Transfer Agent      9
The Distributor                                         9
Purchase of Shares                                      9
Redemption of Shares                                   11
Exchanges                                              12
Performance                                            13
Taxes                                                  13
General Information                                    14
Description of Permitted Investments and Techniques    15

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                                   1784 FUNDS

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                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

Following are (i) a tabular summary of expenses relating to purchases and sales of shares of the Fund and annual operating expenses of the Fund, and (ii) an example illustrating the dollar cost of such expenses on a hypothetical $1,000 investment in the Fund.

Shareholder Transaction Expenses
--------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases
 (as a percentage of the offering price)                                  None
Sales Charge Imposed on Reinvested Dividends
 (as a percentage of the offering price)                                  None
Deferred Sales Charge Imposed on Redemptions (as a percentage of the of-
 fering price)                                                            None
Redemption Fees(1)                                                        None
Exchange Fee                                                              None

Annual Operating Expenses
--------------------------------------------------------------------------------
(As a percentage of average net assets)

Advisory Fees (after fee waiver)(2)  0.12%
Other Expenses(2)                    0.20%
------------------------------------------
Total Operating Expenses(2)          0.32%

--------------------------------------------------------------------------------
(1) If proceeds of a redemption of Fund shares are paid by wire transfer, a wire transfer charge (presently $12.00) will be imposed.
(2) Bank of Boston, which serves as the Adviser for the Trust, has agreed to waive its fee in an amount that operates to limit total operating expenses of the Fund to not more than 0.45% of the Fund's average daily net assets on an annualized basis; this limitation would not apply to any brokerage commissions, interest expense or taxes or to extraordinary expense items, including but not limited to litigation expenses. SEI Financial Management Corporation, which acts as the Trust's Administrator, has agreed to waive its fee from certain funds of the Trust to assist these funds in maintaining a competitive expense ratio. Bank of Boston contributes to the Fund in order to limit other operating expenses and to assist the Fund in maintaining a competitive expense ratio. Fee waivers by the Adviser and the Administrator, and contributions by the Bank of Boston, are voluntary and may be terminated at any time. From time to time the Adviser may also waive additional portions of its fees to reduce net operating expenses to less than that shown in the table above. Certain other parties may also agree to waive portions of their fees from time to time on a month to month basis. Additional information may be found under "The Adviser" and "The Administrator." Absent waivers, the Adviser's investment advisory fee is calculated at an annual rate of 0.20% of average daily net assets of the Fund. Other expenses are based on actual expenses for the Fund's fiscal year ended May 31, 1995, and include expense items described under "General Information -- The Trust." A person who purchases shares through a financial institution may be charged separate fees by the financial institution.

Example
--------------------------------------------------------------------------------

An investor would pay the following expenses on a hypothetical $1,000 investment assuming a 5% annual total return and redemption at the end of each time period:

            1 Year 3 Years 5 Years 10 Years
            -------------------------------
              $3     $10       $18   $41

Absent voluntary waivers by the Adviser and Administrator and contributions made by the Bank of Boston, the amounts for this example for one year, three years, five years and ten years would be $4, $14, $24 and $54. The example is based on actual expenses for the Fund's fiscal year ended May 31, 1995. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN, AND ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Fund. Additional information may be found under "General Information -- The Trust," "The Adviser," and "The Administrator."





                                    SUMMARY
--------------------------------------------------------------------------------

The following information is qualified in its entirety by reference to the more detailed information included

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                                   I784 FUNDS

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elsewhere in this Prospectus and in the Statement of Additional Information.

1784 Funds (the "Trust") is an open-end management investment company which provides a convenient way to invest in one or more professionally managed funds of securities. The following provides basic information about the 1784 Institutional U.S. Treasury Money Market Fund (the "Fund"). The Fund is a diversified fund.

What Is the Investment Objective? The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund's investment objective may be changed only with the consent of holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its investment objective. See "Investment Objective" and "Investment Limitations."

What Are the Permitted Investments? The Fund will limit its investments to "eligible securities" under applicable SEC rules which are deemed to present minimal credit risks. The securities in the Fund's portfolio mature or are deemed to mature within 397 days, and the average maturity of the investments in the Fund's portfolio (on a dollar-weighted basis) is 90 days or less. The Fund under normal circumstances invests at least 65% of its total assets in U.S. Treasury Obligations and repurchase agreements involving such obligations. Under normal circumstances the Fund intends to invest the balance of its investable assets in other securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities (collectively, "U.S. Government Obligations"), repurchase agreements involving such obligations, and, to the extent permitted by the Investment Company Act of 1940, securities of registered investment companies which invest solely in U.S. Treasury Obligations, U.S. Government Obligations and repurchase agreements involving such obligations. Distributions of the Fund derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. See "Taxes," "Investment Policies," "Description of Permitted Investments and Techniques" and "Certain Investment Policies and Guidelines."

Who Is the Adviser? The First National Bank of Boston ("Bank of Boston" or the "Adviser") serves as the Adviser for the Trust and is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.20% of the average daily net assets of the Fund. The Adviser has agreed for an indefinite period of time to waive all or a portion of its fee in order to limit the total operating expenses of the Fund on an annualized basis to not more than 0.45% of the average daily net assets of the Fund. Bank of Boston contributes to the Fund in order to limit operating expenses and to assist the Fund in maintaining a competitive expense ratio. Fee waivers may be terminated at any time. See "The Adviser."

Who Is the Administrator? SEI Financial Management Corporation serves as the Administrator for the Trust under an Administration Agreement and is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.15% of the Trust's first $300 million of average daily net assets, 0.12% of the Trust's second $300 million of average daily net assets and 0.10% of the Trust's average daily net assets over $600 million. The Fund's portion of such fee is based on the Fund's average daily net assets. The Administrator has agreed to waive a portion of its fees on a month to month basis under certain circumstances. See "The Administrator."

Who Are the Shareholder Servicing Agent and Transfer Agent? Boston Financial Data Services acts as dividend disbursing agent and shareholder servicing agent for the Fund. State Street Bank and Trust Company acts as transfer agent for the Fund. See "The Shareholder Servicing Agent and Transfer Agent."

Who Is the Distributor? SEI Financial Services Company acts as distributor of the Trust's shares. No compensation is paid to the Distributor for distribution services for shares of the Fund. See "The Distributor."

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

How Do I Purchase Shares? Purchases of Fund shares may be made through the Distributor by the close of business Monday through Friday except on days when the New York Stock Exchange or the Federal Reserve Bank of Boston is closed ("Business Days") or by noon on a Half Day. A "Half Day" is the day after Thanksgiving and the day before Christmas during 1995, or any other day the bond market closes at 1:00 p.m. ET. Shares may also be purchased through broker-dealers which have established dealer agreements with the Distributor. Purchase orders submitted through broker-dealers normally will be received by the Distributor on the Business Day after they are received by the broker-dealer.

Except as described below, a purchase order for shares will be effective as of the Business Day the order is received by the Distributor if the Distributor receives a purchase order in good form for the shares prior to 3:00 p.m. Eastern time ("ET") on a Business Day and noon on Half Days. An order for Fund shares may be cancelled by the Distributor, and the investor held liable for any losses or fees incurred, if the Distributor does not receive federal funds that Business Day. Shares purchased will begin accruing dividends on the date of purchase.

Investors are encouraged to submit orders as early as practicable on the date of investment; an order for Fund shares (even if otherwise timely) may be rejected if in the Adviser's judgment appropriate investments are unavailable when the order is received. The purchase price for Fund shares is the net asset value per share (normally $1.00) next computed after the order is received and accepted by the Distributor. The minimum initial investment is $100,000; all subsequent purchases must be at least $5,000. See "Purchase of Shares."

How Do I Redeem Shares? Redemptions of shares of the Fund may be made through the Shareholder Servicing Agent on any Business Day. Redemption orders must be placed in good form prior to 3:00 p.m. ET on any Business Day, or by noon on a Half Day, for the order to be effective on that day. See "Redemption of Shares."

How Are Distributions Paid? Substantially all of the net investment income (exclusive of capital gains) of the Fund is determined and declared on each Business Day as a dividend to shareholders of record as of the close of business on that day. On redemption, a Shareholder will receive dividends up to but not including the day a valid redemption request is received by the Shareholder Servicing Agent. Any capital gains will be distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payment in cash. See "Dividends and Distributions."

How Do I Make Exchanges? Once payment for shares of the Fund has been received by the Distributor, those shares may be exchanged for shares of one or more other portfolios of the Trust at net asset value, provided the amount of the exchange meets the minimum investment requirements for the other portfolio of the Trust. There are no charges for an exchange. If an exchange request in good order is received by the Distributor by 3:00 p.m. ET on any Business Day, or by noon on a Half Day, the exchange usually will occur on that day. A Shareholder must obtain and should read the prospectus of the other portfolio and consider the differences in investment objectives and policies before making any exchange. See "Exchanges."

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following table provides condensed financial information about the Fund for the period from June 14, 1993 (commencement of operations) through May 31, 1995. The information should be read in conjunction with the financial statements appearing in the Fund's Annual Report to Shareholders, which are incorporated by reference in the Statement of Additional Information. The financial statements and notes, as well as the table below, covering the period through May 31, 1995, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report is included in the Fund's Annual Report. Copies of the Annual Report may be obtained without charge from the Distributor.

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                       For the Period Ended May 31, 1995
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period

                                                                                                             Ratio
                    Net                                                 Net                    Ratio      of Expenses
                   Asset              Dividends      Net              Assets      Ratio        of Net     to Average
                   Value      Net      from Net  Asset Value            End    of Expenses     Income     Net Assets
                 Beginning Investment Investment     End     Total   of Period to Average    to Average   (Excluding
                 of Period   Income     Income    of Period  Return    (000)   Net Assets    Net Assets    Waivers)
                 --------- ---------- ---------- ----------- ------  --------- -----------   ----------   -----------
INSTITUTIONAL
U.S. TREASURY
MONEY MARKET
FUND(1)
---------------------------
---------------------------
 6/14/93-5/31/94     $1.00      $0.03     (0.03)       $1.00  2.99%*  $181,568       0.22%**      3.16%**       0.55%**
 6/1/94-5/31/95      $1.00      $0.05     (0.05)       $1.00  5.05%   $395,585       0.30%        5.12%         0.41%
                  Ratio of
                 Net Income
                 to Average
                 Net Assets
                 (Excluding
                  Waivers)
                 ------------
INSTITUTIONAL
U.S. TREASURY
MONEY MARKET
FUND(1)
---------------------------
---------------------------
 6/14/93-5/31/94      2.83%**
 6/1/94-5/31/95       5.01%

 * Returns are for the period indicated and have not been annualized.
** Ratios for this period have been annualized.
(1) The Institutional U.S. Treasury Money Market Fund commenced operations on June 14, 1993.
                                --------------

                                   THE TRUST
--------------------------------------------------------------------------------

1784 Funds (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in several separate professionally managed investment portfolios, or funds. Each share of each fund represents an undivided, proportionate interest in that fund. This Prospectus relates to shares of the Trust's 1784 Institutional U.S. Treasury Money Market Fund, which is a diversified fund. Information regarding the Trust's other funds is contained in separate prospectuses that may be obtained from the Trust's distributor, SEI Financial Services Company (the "Distributor"), 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-252-1784.

                              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income.

There can be no assurance that the investment objective of the Fund will be met. The investment objective of the Fund is a fundamental policy of the Fund, and therefore cannot be changed without the consent of holders of a majority of the Fund's outstanding shares. See "Investment Limitations."

                              INVESTMENT POLICIES
--------------------------------------------------------------------------------

The Fund is required to comply with regulations of the SEC applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on investments by the Fund. Under these regulations, the Fund invests only in U.S. dollar-denominated securities, maintains an average maturity on a dollar-weighted basis of 90 days or less, and acquires only "eligible securities" (as defined under applicable SEC rules) that have a maturity of 397 days or less and that present minimal credit risks as determined by or on behalf of the Board of Trustees of the Trust. In certain circumstances, the maturity of a security will be deemed to be the period remaining until the next interest rate adjustment date or until payment of the security may be demanded. For a further discussion of these rules, see "Description of Permitted Investments and Techniques -- Restraints on Investments by the Fund."

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund is a diversified fund which will under normal circumstances invest at least 65% of its total assets in bills, notes, and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal Reserve book-entry system (such component parts of obligations are commonly referred to as "STRIPS" and all of the foregoing obligations are referred to collectively as "U.S. Treasury Obligations") and in repurchase agreements involving U.S. Treasury Obligations. In addition to U.S. Treasury Obligations, the Fund may invest in other securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies and instrumentalities (the foregoing obligations are referred to collectively as "U.S. Government Obligations"), repurchase agreements involving U.S. Government Obligations and, to the extent permitted by the Investment Company Act of 1940, securities of registered investment companies which invest solely in U.S. Treasury Obligations, U.S. Government Obligations and repurchase agreements involving such obligations. Under normal circumstances, the Fund intends to invest all of its investable assets in U.S. Treasury Obligations, U.S. Government Obligations, repurchase agreements involving U.S. Treasury Obligations or U.S. Government Obligations, and securities of registered investment companies which invest solely in the foregoing types of securities.

For more information regarding the permitted investments and investment practices of the Fund, the purposes of these investments and investment practices and certain risks associated with certain of these investments and investment practices, see "Certain Investment Policies and Guidelines" and "Description of Permitted Investments and Techniques."

                   CERTAIN INVESTMENT POLICIES AND GUIDELINES
--------------------------------------------------------------------------------

The Fund's investment in STRIPS will be limited to securities with maturities of less than 397 days. Investing in these securities entails certain risks, including that the interest components of these securities may be more volatile in market value than Treasury bills of comparable maturity, as further described in "Description of Permitted Investments and Techniques." The Fund may not invest more than 20% of its total assets in STRIPS or actively trade STRIPS (i.e., combine the components of STRIPS to create derivative securities).

The Fund may invest in when-issued securities and variable rate and floating rate obligations. When investing in when-issued securities, the Fund will not accrue income until delivery of the securities and will invest in such securities only for the purpose of actually acquiring the securities and not for the purpose of leveraging. Investing in when-issued securities may have the effect of leveraging. The Fund may invest up to 25% of its total assets in forward commitments or commitments to purchase securities on a when-issued basis. While awaiting delivery of securities purchased on such basis, the Fund will establish a segregated account consisting of cash, U.S. Treasury Obligations and U.S. Government Obligations equal to the amount of the commitments to purchase securities on such basis.

In addition, the Fund may, from time to time, engage in securities lending; however, loans made by the Fund of the securities it holds may not exceed 33 1/3% of the Fund's total assets.

                             INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

The investment objective of the Fund and the following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. The Fund will be diversified with respect to 100% of its assets provided that the Fund may invest up to 25% of its total assets in a single issuer for a period of up to three business days if such securities qualify as "first tier securities" under applicable SEC rules. For purposes of these limitations, loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower, and a repurchase agreement is deemed to be an acquisition of the underlying securities, provided that the seller's obligation to repurchase the securities from the Fund is fully collateralized.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or securities the interest upon which is paid from revenue of similar type of industrial development projects, provided that this limitation does not apply to (i) investments in obligations issued or guaranteed by the U.S. Government or any of its agencies and instrumentalities and repurchase agreements involving such securities; and (ii) obligations issued by domestic banks, foreign branches of domestic banks and U.S. branches of foreign banks, to the extent that the Fund may under the Investment Company Act of 1940, as amended, reserve freedom of action to concentrate its investments in such securities. The Fund has reserved its freedom of action to concentrate its investments in government securities and bank instruments described in the foregoing clause (ii). For purposes of these limitations, (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (ii) utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (iii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Make loans, except that the Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

4. Borrow, except that the Fund may borrow money from banks and may enter into reverse repurchase agreements, in either case in an amount not to exceed 33 1/3% of the Fund's total assets and then only as a temporary measure for extraordinary or emergency purposes (e.g., to meet Shareholder redemption requests). The Fund will not purchase any securities for its portfolio at any time at which its borrowings equal or exceed 5% of its total assets (taken at market value).

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

                                  THE ADVISER
--------------------------------------------------------------------------------

The First National Bank of Boston ("Bank of Boston" or the "Adviser") manages the assets of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Trust. Subject to such policies as the Board of Trustees of the Trust may determine, the Adviser makes investment decisions for the Fund. For its services under the Advisory Agreement, the Adviser receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the average daily net assets of the Fund. However, the Adviser has agreed for an indefinite period of time to waive all or a portion of its fees in order to limit the total operating expenses of the Fund on an annualized basis to not more than 0.45% of its average daily net assets. Fee waivers may be terminated at any time. From time to time the Adviser may also

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
waive additional portions of its fees to reduce net operating expenses to less than the amount specified above. For the fiscal year ended May 31, 1995, the fees payable to Bank of Boston under the Advisory Agreement with respect to the Fund were $516,057, of which $231,493 was voluntarily waived (after giving effect to such waiver, 0.11% of the Fund's average daily net assets for that period). In addition, the Bank of Boston contributed $47,033 to the Fund to decrease the Fund's other operating expenses and to assist the Fund in maintaining a competitive expense ratio. Management's discussion of the Fund's performance is included in the Fund's Annual Report to Shareholders which investors may obtain without charge by contacting the Distributor. The Fund may execute brokerage or other agency transactions through the Adviser or an affiliate.

Bank of Boston, a national banking association, is the successor to a number of banking institutions, the first of which was chartered in 1784. All of the capital stock of Bank of Boston (except directors' qualifying shares) is owned by Bank of Boston Corporation, a registered bank holding company. Bank of Boston is engaged in providing a wide variety of financial services to individuals, corporate and institutional customers, governments, and other financial institutions throughout New England, the United States and internationally. These services include individual and community banking, consumer finance, mortgage origination and servicing, domestic corporate and investment banking, leasing, international banking services, commercial real estate lending, private banking, trust services, correspondent banking, and securities and payments processing. Prior to the organization of the Trust in 1993, the Adviser had not served as the investment adviser for management investment companies. The Adviser also manages the other funds comprising the Trust.

Bank of Boston has been providing asset management services since 1890. Its portfolio managers are responsible for investing in money market, equity, and fixed income securities and they have earned national recognition and respect. The investment management group within Bank of Boston which manages the Fund is the same group which has managed Bank of Boston's collective trust funds with similar investment objectives. As of December 31, 1994, Bank of Boston and its affiliates managed more than $13 billion in assets worldwide.

Bank of Boston and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Bank of Boston and its affiliates deal, trade and invest for their own account in certain types of securities purchased on behalf of the Fund. Bank of Boston and its affiliates may sell such securities to and purchase them from other investment companies sponsored by SEI Financial Services Company or its affiliates. The Adviser has informed the Trust that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Bank of Boston or in the possession of any affiliate of Bank of Boston.

The Glass-Steagall Act prohibits certain financial institutions, such as Bank of Boston, from engaging in the business of underwriting securities of open-end investment companies, such as the Fund. Bank of Boston takes the position, based on the advice of counsel, that the investment advisory services it provides under the Advisory Agreement do not constitute underwriting activities and are consistent with the requirements of the Glass-Steagall Act and other relevant federal and state legal and regulatory precedent. State laws on this issue may differ from applicable federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Future changes in either federal or state statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future federal and state statutes and regulations, could prevent Bank of Boston from continuing to perform such services for the Trust. If Bank of Boston were to be prevented from acting as

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
the Adviser, the Trust would seek alternative means for obtaining such services.

                               THE ADMINISTRATOR
--------------------------------------------------------------------------------

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), and the Trust are parties to an administration agreement dated as of June 1, 1993 (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.15% of the Trust's first $300 million of average daily net assets, 0.12% of the Trust's second $300 million of average daily net assets and 0.10% of the Trust's average daily net assets over $600 million. The Fund's portion of such fee is based on its average daily net assets. The Administrator has agreed to waive a portion of its fees on a month to month basis under certain circumstances for certain of the portfolios of the Trust.

               THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
--------------------------------------------------------------------------------

Boston Financial Data Services acts as dividend disbursing agent and shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund, and receives a fee for these services. The principal business address of the Shareholder Servicing Agent is 2 Heritage Drive, North Quincy, MA 02171. State Street Bank and Trust Company acts as transfer agent (the "Transfer Agent") for the Fund, and receives a fee for these services. The principal business address of the Transfer Agent is 225 Franklin Street, Boston, MA 02110-2875.

                                THE DISTRIBUTOR
--------------------------------------------------------------------------------

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated as of June 1, 1993. No compensation is paid to the Distributor for distribution services for the Fund. Financial institutions that are the record owner of shares for the accounts of their customers may impose separate fees for the account services to their customers. The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor receives compensation.

From time to time the Distributor may provide incentive compensation to employees of banks (including Bank of Boston), broker-dealers and investment counselors, and to its own employees, in connection with the sale of shares of the Fund or other portfolios of the Trust. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages. Such promotional incentives will be offered uniformly to all program participants and will be predicated upon the amount of shares of the Fund and other portfolios of the Trust sold by the participant.

                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continuous basis and may be purchased directly from the Trust's Distributor by telephone. Shares may also be purchased through a broker-dealer which has established a dealer agreement with the Distributor.

Purchases of the shares of the Fund may be made Monday through Friday except on days when the New York Stock Exchange or the Federal Reserve Bank of Boston is closed ("Business Days"). Current holidays for the New York Stock Exchange and/or the Federal Reserve Bank of Boston are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving and Christmas. The minimum initial investment in the Fund is $100,000; all subsequent purchases of the Fund's shares must be at least $5,000. Minimum investment amounts may be waived at the Distributor's discretion. No minimum purchase amount applies to subsequent purchases made by reinvestment of dividends.

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The purchase price for shares of the Fund is their net asset value (normally $1.00 per share) next determined after the order is received and accepted by the Distributor. Net asset value per share of the Fund is determined as of 3:00 p.m. ET on each Business Day and as of noon on each Half Day.

A purchase order for shares of the Fund will be effective as of the Business Day the order is received by the Distributor, and Shares purchased will be eligible to receive dividends declared the same day if the Distributor receives a purchase order, in good form, before 3:00 p.m. ET or before noon on a Half Day and the Distributor receives federal funds on such day. Otherwise the purchase order will be effective the next Business Day. An order for Fund shares may be cancelled by the Distributor and the investor held liable for any losses or fees incurred, if the Distributor does not receive federal funds that Business Day. Investors are encouraged to submit orders as early as practicable on the date of investment; an order for Fund shares (even if otherwise timely) may be rejected if in the Adviser's judgment appropriate investments are unavailable when the order is received.

By Telephone
--------------------------------------------------------------------------------

If a Shareholder has previously submitted an Account Application, that Shareholder may purchase shares by telephone by calling the Distributor toll-free at 1-800-252-1784.

Other Information Regarding Purchases
--------------------------------------------------------------------------------

Shares may also be purchased through financial institutions, including Bank of Boston, which provide shareholder service or other assistance to the Trust. Texas residents may only purchase shares through the Distributor. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose cut-off times for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor. Customers should contact their financial institution for information as to the institution's procedures for transmitting purchase, exchange or redemption orders to the Distributor. The Distributor's receipt of an order may be delayed by one or more Business Days.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Shareholder Servicing Agent.

Purchases may be made by Automated Clearing House ("ACH") transactions, as well as by check or wire transfer.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

No certificates representing shares will be issued.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such offer. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures will include verification of a caller's identity by asking for the caller's name, address, telephone number, federal taxpayer identification number, and account number. If these or other reasonable procedures to confirm that instructions communicated by telephone are genuine are not followed, the Fund may be liable for any losses to a Shareholder due to unauthorized or fraudulent instructions. Otherwise, the investor will bear all risk of loss relating to a purchase, redemption or exchange by telephone or a wire transfer.

For all purchases, if payment is not made or a check received for purchases of Fund shares does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The net asset value per share of the Fund is determined by dividing the value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00 (although there can be no assurance that the Fund will be able to maintain this stable net asset value). Securities of the Fund are valued based on the amortized cost method described in the Statement of Additional Information.

                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Shareholders may redeem their shares on any Business Day and shares may ordinarily be redeemed by mail or telephone, with proceeds payable by check, ACH or wire transfer. A redemption is treated, for federal and state income tax purposes, as a sale of the Fund shares redeemed; a redemption could, therefore, result in taxable gain or loss to the Shareholder. If proceeds are paid by wire transfer, a wire transfer charge (presently $12.00) will be imposed.

By Mail
--------------------------------------------------------------------------------

A written request for redemption must be received by the Shareholder Servicing Agent in good form in order to constitute a valid request for redemption. All account holders must sign the redemption request. Under certain circumstances, the Shareholder Servicing Agent may require that the signatures on the request be guaranteed by a commercial bank, by a member firm of a domestic stock exchange, or by another eligible guarantor institution. Redemption requests may be mailed to the Shareholder Servicing Agent, P.O. Box 8524, Boston, MA 02266-8524 or 2 Heritage Drive, North Quincy, MA 02171.

By Telephone
--------------------------------------------------------------------------------

Shares may be redeemed by telephone if the Shareholder elects that option on the Account Application (unless a written redemption request, with the Shareholder's signature guaranteed, is required; see "Signature Guarantees" below). Telephone redemption orders must be placed with the Shareholder Servicing Agent prior to 3:00 p.m. ET on any Business Day or prior to noon on a Half Day to be effective on such day. The Shareholder may have the proceeds mailed to the Shareholder's address or wired to a commercial bank account previously designated on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Telephone redemption requests may be made by calling the Shareholder Servicing Agent at 1-800-252-1784. Shareholders may not close their account by telephone. During periods of drastic economic or market changes or severe weather or other emergencies, Shareholders may find it difficult to implement a telephone redemption. If such a case should occur, another method of redemption, such as written request sent via an overnight delivery service, should be considered. The Fund's address for overnight deliveries is c/o Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.

Signature Guarantees
--------------------------------------------------------------------------------

If a Shareholder requests a redemption for an amount in excess of $25,000, a redemption of any amount to be payable to anyone other than the Shareholder of record or a redemption of any amount to be sent to any address other than the Shareholder's address of record with the Fund (or in the case of ACH or wire transfers, other than as provided in the Shareholder's Account Application), all account holders on the Shareholder's account must sign a written redemption request and their signatures must be guaranteed by a commercial bank, by a member firm of a domestic stock exchange or by another eligible guarantor institution. The Trust and the Shareholder Servicing Agent reserve the right to amend these requirements for the Fund at any time without notice. For questions about the proper form of redemption requests, call 1-800-252-1784.

Other Information Regarding Redemptions
--------------------------------------------------------------------------------

All redemption orders for shares of the Fund are effected at the net asset value per share next determined after receipt, by the Shareholder Servicing Agent, of a valid request for redemption in good form, as described above. Payment to Shareholders for shares

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                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
redeemed will be made within seven days after receipt by the Shareholder Servicing Agent of the request for redemption. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures will include verification of a caller's identity by asking for the caller's name, address, telephone number, federal taxpayer identification number, and account number. If these or other reasonable procedures to confirm that instructions communicated by telephone are genuine are not followed, the Fund may be liable for any losses to a Shareholder due to unauthorized or fraudulent instructions. Otherwise, the investor will bear all risk of loss relating to a purchase, redemption or exchange by telephone or a wire transfer.

Forwarding of redemption proceeds for shares purchased, or received in exchange for shares purchased, by check (including certified or cashier's checks) may be delayed for 15 or more days to ensure that payment has been collected for the purchase of such shares. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in Fund securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

The right of any Shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted, or to the extent otherwise permitted by the Investment Company Act of 1940 if an emergency exists. See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

                                   EXCHANGES
--------------------------------------------------------------------------------

Some or all of the shares of the Fund for which payment has been received by the Distributor (i.e., an established account) may be exchanged at their net asset value for shares of one or more of the other portfolios of the Trust. Exchanges will be made only after instructions in writing or by telephone are received for an established account by the Distributor.

In the case of shares held of record by Bank of Boston or one of its affiliates but beneficially owned by a Customer, to exchange such shares the Customer should contact Bank of Boston or the affiliate, who will contact the Distributor and effect the exchange on behalf of the Customer. If an exchange request in good order is received by the Distributor by 3:00 p.m. ET on any Business Day or by noon on any Half Day, the exchange usually will occur on that day. Any Shareholder or Customer who wishes to make an exchange must have received a current prospectus of the portfolio of the Trust in which such Shareholder or Customer wishes to invest before the exchange will be effected. Residents of any state may only exchange shares for shares of another portfolio of the Trust if that portfolio is registered in that state.

Each exchange must involve either shares having an aggregate value of at least $5,000 or all the shares in the account, and the amount of the exchange must meet the minimum investment requirements for the portfolio of the Trust into which the exchange is being made.

Exchanges may be made by telephone only if that option has been elected by the Shareholder on the Account Application. Shares may be exchanged by telephone by calling the Distributor toll free at 1-800-252-1784.

No fees are currently charged to Shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge Shareholders a nominal fee in accordance with rules promulgated by the SEC. The Fund reserves the right to reject any exchange request in whole or in part. The exchange privilege (or any aspect of it) may be changed or terminated at any time.

Other portfolios of the Trust may impose distribution fees based on their net assets.

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
An exchange is treated, for federal or state income tax purposes, as a sale of the Fund shares exchanged; an exchange could, therefore, result in taxable gain or loss to the Shareholder.

                                  PERFORMANCE
--------------------------------------------------------------------------------

From time to time the Trust advertises the "current yield" and "effective yield" (also referred to as "effective compound yield") of the Fund. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

The Trust may periodically compare performance of the Fund to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

                                     TAXES
--------------------------------------------------------------------------------

The following is a discussion of certain United States federal income tax considerations relevant to the purchase, ownership, and disposition of shares in the Fund. The discussion, which is based on current tax laws, regulations, rulings, and judicial decisions (all of which are subject to change at any time by legislative, judicial, or administrative action), is not intended to be complete; therefore, prospective investors should consult their own tax advisers as to the tax consequences to them of an investment in the Fund. Additional information concerning taxes is set forth in the Statement of Additional Information.

Tax Status of the Fund
--------------------------------------------------------------------------------

The Fund is treated as a separate entity for federal income tax purposes, and is not combined with the Trust's other portfolios. The Trust intends to qualify the Fund each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and to make distributions to its Shareholders in accordance with the timing requirements set out in the Code. As a result, it is expected that the Fund will not be required to pay any federal income or excise taxes.

Tax Treatment of Shareholders
--------------------------------------------------------------------------------

Shareholders of the Fund generally will have to pay federal income taxes and may be subject to state or local taxes on the dividends and capital gain distributions they receive from the Fund, whether paid in cash or in additional shares. Fund distributions from net investment income and short-term capital gains will be taxable to Shareholders as ordinary income, while Fund distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to Shareholders as long-term capital gains, regardless of how long the Shareholders have held their shares.

Distributions of the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not from capital gains realized upon the disposition of such obligations) may be exempt from state and local taxes. The Fund intends to advise Shareholders of the extent, if any, to which their respective distributions consist of such interest.

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
The Trust expects that none of the dividends received from the Fund will be eligible for the dividends received deduction for corporations. Any Fund dividend that is declared in October, November, or December of a calendar year, payable to Shareholders of record in such a month, and that is paid the following January will be treated as if received by the Shareholders on December 31 of the year in which the dividend is declared.

The Trust will make annual reports to Shareholders of the federal income tax status of all Fund distributions.

The exchange or redemption of Fund shares is a taxable event to the Shareholder, although the Trust intends to attempt to maintain a stable share price of $1.00 per share.

The Fund will generally withhold tax payments at the rate of 30% on dividends and other payments that are subject to such withholding and that are made to persons who are neither citizens nor residents of the U.S., although the 30% rate may be reduced to the extent provided by an applicable tax treaty. The Fund is also required in certain circumstances to withhold 31% of taxable dividends and certain redemption proceeds paid to any Shareholder (including a Shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% (or lower treaty rate) withholding.

                              GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust
--------------------------------------------------------------------------------

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated February 5, 1993. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each of the portfolios (referred to as
"series") of the Trust, each of which is a separate fund. In addition to the Fund, the Trust includes the following funds: 1784 U.S. Government Medium-Term Income Fund, 1784 Short-Term Income Fund, 1784 Income Fund, 1784 Tax-Free Money Market Fund, 1784 U.S. Treasury Money Market Fund, 1784 Tax-Exempt Medium-Term Income Fund, 1784 Connecticut Tax-Exempt Income Fund, 1784 Rhode Island Tax-Exempt Income Fund, 1784 Massachusetts Tax-Exempt Income Fund, 1784 Growth and Income Fund, 1784 Asset Allocation Fund and 1784 International Equity Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue additional series of shares, and reserves the right to create and issue shares of additional classes of any or all series.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses and reports to Shareholders, costs of custodian services and registering the shares of the Fund and other series under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes, amortization of organization expenses, and any extraordinary expenses including but not limited to litigation expenses. For the fiscal year ended May 31, 1995, the total expenses of the Fund were $1,049,163, of which $284,681 was voluntarily waived or reimbursed by the Bank of Boston (after giving effect to such waiver, 0.30% of the Fund's average daily net assets for that period).

Under applicable law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a Shareholder incurring financial loss on account of such Shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations and inadequate insurance existed. The Trust believes that the likelihood of such circumstances is remote.

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                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trustees of the Trust
--------------------------------------------------------------------------------

The management and affairs of the Trust are supervised by its Board of Trustees. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and Shareholder services to the Trust.

Voting Rights
--------------------------------------------------------------------------------

Each share held entitles the Shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

Reporting
--------------------------------------------------------------------------------

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

Shareholder Inquiries
--------------------------------------------------------------------------------

Shareholder inquiries should be directed to SEI Financial Management Corporation, P.O. Box 1784, Wayne, Pennsylvania, 19087-8784, at 1-800-252-1784.

Dividends and Distributions
--------------------------------------------------------------------------------

The net investment income (exclusive of capital gains) of the Fund is determined and declared on each business day as a dividend for Shareholders of record as of the close of business on that day. On redemption, a Shareholder will receive dividends up to but not including the day a valid redemption request is received by the Shareholder Servicing Agent. Dividends are paid by the Fund in additional shares, unless the Shareholder has elected to take such payment in cash, on the first business day of each month. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the change. Currently, capital gains of the Fund, if any, are distributed at least annually.

If dividend payments are returned and unclaimed within 30 days, they will be reinvested and the Shareholder will be deemed to have elected to receive future dividend and capital gain distributions in additional shares.

Counsel and Independent Accountants
--------------------------------------------------------------------------------

Bingham, Dana & Gould LLP, Boston, MA, serve as counsel to the Trust. Coopers & Lybrand L.L.P., Boston, MA, serve as the independent accountants of the Trust.

Custodian
--------------------------------------------------------------------------------

Bank of Boston, 100 Federal Street, Boston, MA 02110, acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Under a separate agreement, Bank of Boston also provides certain accounting services for the Trust.

              DESCRIPTION OF PERMITTED INVESTMENTS AND TECHNIQUES
--------------------------------------------------------------------------------

The following is a description of the permitted investments and investment techniques for the Fund.

U.S. Treasury Obligations -- U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal Reserve book-entry system known as Separately Traded Registered Interest

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                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities. These securities are usually structured with two classes that receive different portions of the interest and principal payments from the underlying obligation. The yield to maturity on the interest-only class is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only class generally is unusually volatile in response to changes in interest rates. See "Zero Coupon Securities" below for more information on these securities. The Fund may also invest in Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury.

U.S. Government Obligations -- Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association, "FNMA"). The Fund may invest in securities issued by any Federal agency or instrumentality.

Variable and Floating Rate Instruments -- Certain of the obligations purchased by the Fund may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature permitting the holder to demand payment of principal at any time, or at specified intervals. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security; therefore, the Fund will not invest more than 10% of its net assets in such instruments and other illiquid securities.

The interest rate on these securities may be reset daily, weekly, quarterly, or some other reset period and may have a floor or ceiling on interest rate charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Repurchase Agreements -- A repurchase agreement is an agreement by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the purchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Adviser will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Pursuant to an exemptive order of the SEC, the Fund may enter into repurchase agreements on a pooled basis with other portfolios of the Trust.

Forward Commitments or Purchases On a When-Issued Basis -- The Fund may enter into forward commitments or purchase securities on a when-issued basis, which means that the price of the securities is fixed at the time of commitment and that the delivery and payment will ordinarily take place beyond customary settlement time. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging the Fund's assets; the securities are also subject to fluctuation in value pending settlement based upon public perception of the creditworthiness of the issuer of these securities.

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                                   I784 FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Securities purchased on a when-issued or forward commitment basis may expose the Fund to risk because such securities may experience such fluctuations in value prior to their actual delivery. Agreements to purchase securities on a when-issued or forward commitment basis will only be made with the intention of taking delivery and not for speculative purposes. The Fund may invest up to 25% of its assets in forward commitments or commitments to purchase securities on a when-issued basis. While awaiting delivery of securities purchased on such bases, the Fund will establish a segregated account consisting of cash, U.S. Treasury Obligations and U.S. Government Obligations equal to the amount of the commitments to purchase securities on such bases.

Securities Lending -- In order to generate additional income, the Fund may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Treasury Obligations, U.S. Government Obligations or any combination of cash and such securities as collateral equal at all times to 100% of the market value of the securities lent. The Fund may lend up to 33 1/3% of the value of its total assets. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral in U.S. Treasury Obligations or U.S. Government Obligations. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk.

Zero Coupon Securities -- Zero coupon securities are fixed income securities that have been stripped of their unmatured interest coupons. A zero coupon security pays no interest or principal to its holder during its life.
A zero coupon security is sold at a discount, frequently substantial, and redeemed at face value at its maturity date. The amount of the discount fluctuates with the market price of the security, and is accreted over the life of the security. Such accretion constitutes the income earned on the security for both accounting and tax purposes. The market prices of zero coupon securities are generally more volatile than the market prices of securities of similar maturity that pay interest periodically, and zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Restraints on Investments by the Fund -- Investments by the Fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations money market funds may acquire only obligations that present minimal credit risks and that are "eligible securities," which means they are
(i) rated, at the time of investment, by at least two nationally recognized statistical rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category (or rated by one nationally recognized statistical rating organization in the highest short-term rating category and by another organization in the second highest short-term rating category) or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. Under normal circumstances, the Fund intends to invest all of its investable assets in U.S. Treasury Obligations, U.S. Government Obligations, repurchase agreements involving U.S. Treasury Obligations or U.S. Government Obligations, and securities of registered investment companies which invest solely in the foregoing types of securities.

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                                   I784 FUNDS

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--------------------------------------------------------------------------------
The Board of Trustees of the Trust has certain obligations, in the event that a security ceases to be a first-tier security or ceases to be a second-tier security, to reassess whether such security continues to present only minimal credit risks.

The Fund will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less and will acquire only "eligible securities" that have or are deemed to have a maturity of 397 days or less and that present minimal credit risks as determined by or on behalf of the Board of Trustees of the Trust. The Fund will comply with the various requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market funds. In particular, the Fund will determine the effective maturity of its investments (including certain variable rate instruments, where maturity may be deemed to be the period remaining until the next interest rate adjustment date or until payment of the security may be demanded) according to Rule 2a-7 as in effect from time to time.

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

                              INVESTMENT ADVISER

                       The First National Bank of Boston
                              100 Federal Street
                               Boston, MA 02110


                                CO-ADVISER FOR
                        1784 INTERNATIONAL EQUITY FUND

                          Kleinwort Benson Investment
                           Management Americas Inc.
                                200 Park Avenue
                              New York, NY 10166


                                  DISTRIBUTOR

                        SEI Financial Services Company
                           680 East Swedesford Road
                                Wayne, PA 19087


                                 ADMINISTRATOR

                     SEI Financial Management Corporation
                           680 East Swedesford Road
                                Wayne, PA 19087


                                 LEGAL COUNSEL

                           Bingham, Dana & Gould LLP
                              150 Federal Street
                               Boston, MA 02110


                            INDEPENDENT ACCOUNTANTS

                           Coopers & Lybrand L.L.P.
                            One Post Office Square
                               Boston, MA 02109


                                   CUSTODIAN

                       The First National Bank of Boston
                              100 Federal Street
                               Boston, MA 02110


--------------------------------------------------------------------------------
The 1784 Funds:

 . are not insured by the FDIC or any other governmental agency;
 . are not guaranteed by The First National Bank of Boston or any of its
   affiliates;
 . are not deposits or obligations of The First National Bank of Boston or any of its affiliates;
 . involve investment risks, including possible loss of the principal amount invested.

The First National Bank of Boston serves as investment adviser, custodian and fund accountant for the 1784 Funds. The 1784 Funds are distributed by SEI Financial Services Company, a party independent of The First National Bank of Boston or any of its affiliates. Financial Services Counselors are registered representatives of 1784 Investor Services, Inc., a wholly owned subsidiary of The First National Bank of Boston.
--------------------------------------------------------------------------------

                       [LOGO OF 1784 FUNDS APPEARS HERE]

                         SOUND CHOICES, STRAIGHT TALK,
                        INVESTMENT MANAGEMENT STRENGTH.